UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-537
                                   -------

                               FRANKLIN CUSTODIAN FUNDS, INC.
                               ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                        SEPTEMBER 30, 2003





                                                        Franklin DynaTech Fund

                                                        Franklin Growth Fund

                                                        Franklin Income Fund

                                                        Franklin U.S. Government
                                                        Securities Fund

                                                        Franklin Utilities Fund



[PHOTO OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                    FRANKLIN
                              CUSTODIAN FUNDS, INC.


                                                  WANT TO RECEIVE
                                                  THIS DOCUMENT
                                                  FASTER VIA EMAIL?

                                                  Eligible shareholders can sign
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                                                  franklintempleton.com. See
                                                  inside for details.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS


                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



SPECIALIZED EXPERTISE



TRUE DIVERSIFICATION



RELIABILITY YOU CAN TRUST



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[photo
omitted]

Not part of the annual report

Contents

SHAREHOLDER LETTER .......................    1


ANNUAL REPORT

Franklin DynaTech Fund ...................    3

Franklin Growth Fund .....................    9

Franklin Income Fund .....................   17

Franklin U.S. Government
Securities Fund ..........................   29

Franklin Utilities Fund ..................   39

Financial Highlights and
Statements of Investments ................   48

Financial Statements .....................   97

Notes to
Financial Statements .....................  106

Independent
Auditors' Report .........................  121

Tax Designation ..........................  122

Board Members
and Officers .............................  123

Proxy Voting Policies
and Procedures ...........................  127

--------------------------------------------------------------------------------

Annual Report



Franklin DynaTech Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing most of its assets in companies emphasizing scientific and technological development.



We are pleased to bring you Franklin DynaTech Fund's annual report for the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

Franklin DynaTech Fund-Class A posted a +31.23% cumulative total return for the 12 months under review, as shown in the Performance Summary beginning on page 6. Although the Fund performed well during the year under review, it underperformed its narrow benchmark, the Nasdaq 100 Index, which had a price-only return of 56.60%, while it outperformed the broad Standard & Poor's 500 (S&P 500) Composite Index's total return of 24.38%.1


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew at annualized rates of 1.4% in fourth quarter 2002 and first quarter 2003, 3.3% in the second quarter, and an estimated 7.2% in the third quarter. Much of the momentum resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second



1. Source: Standard & Poor's Micropal. The Nasdaq 100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. Index returns are price-return only and do not include reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance and includes reinvested dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 51.


                                                               Annual Report | 3

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
9/30/03

-------------------------------------
                                 % OF TOTAL
  SECTOR/INDUSTRY                NET ASSETS
-------------------------------------------
  Semiconductors                     11.4%
-------------------------------------------
  Packaged Software                   8.9%
-------------------------------------------
  Biotechnology                       7.9%
-------------------------------------------
  Medical Specialties                 6.3%
-------------------------------------------
  Major Pharmaceuticals               5.1%
-------------------------------------------
  Electronic Production Equipment     4.7%
-------------------------------------------
  Data Processing Services            4.4%
-------------------------------------------
  Other Consumer Services             4.0%
-------------------------------------------
  Telecommunications Equipment        3.7%
-------------------------------------------
  Electronic Equipment & Instruments  3.1%
-------------------------------------------
  Information Technology Services     2.8%
-------------------------------------------
  Managed Health Care                 2.7%
-------------------------------------------
  Casinos & Gaming                    2.7%
-------------------------------------------
  Computer Processing Hardware        2.4%
-------------------------------------------
  Recreational Products               2.3%
-------------------------------------------
  Computer Communications             2.2%
-------------------------------------------
  Air Freight & Couriers              2.0%
-------------------------------------------
  Broadcasting                        1.6%
-------------------------------------------
  Internet Software & Services        1.4%
-------------------------------------------
  Financial Conglomerates             1.4%
-------------------------------------------
  Other Pharmaceuticals               1.3%
-------------------------------------------
  Media Conglomerates                 1.3%
-------------------------------------------
  Cable & Satellite TV                1.3%
-------------------------------------------
  Medical Distributors                1.2%
-------------------------------------------
  Chemicals: Specialty                1.0%
-------------------------------------------
  Computer Peripherals                0.8%
-------------------------------------------
  Electronics & Appliance Stores      0.7%
-------------------------------------------
  Insurance Brokers & Services        0.6%
-------------------------------------------
  Internet Retail                     0.6%
-------------------------------------------
  Household & Personal Care           0.5%
-------------------------------------------
  Electronic Components               0.4%
-------------------------------------------
  Oilfield Services & Equipment       0.4%
-------------------------------------------
  Short-Term Investments &
    Other Net Assets                  8.9%
-------------------------------------------



quarter. Business spending began to pick up in 2003 as businesses sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the year under review. The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00% by period-end. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the Fund's fiscal year stock markets sank and rose seemingly in response to war news, improving corporate earnings and profit margins, and mixed unemployment and production data. For the 12-month reporting period, broad equity indexes posted double-digit gains, with technology stocks rallying especially strongly to return 53.32% as measured by the Nasdaq Composite Index. 2


INVESTMENT STRATEGY

Normally, we seek to invest in companies and established industry leaders we believe have a competitive advantage due to their state-of-the-art products and technologies. We use a conservative, bottom-up research process to find what we consider undervalued companies.


MANAGER'S DISCUSSION

During the Fund's fiscal year, we continued to position the portfolio -- consistent with our investment strategy -- toward market-leading companies with compelling valuations, potential for market leadership, and unique products or services. Our largest holding during most of the 12-month reporting period was Intel, a leading provider of semiconductors. From an individual holding perspective, Intel contributed the most to the Fund's performance as the result of being up 98% for the year under review. Genentech, a leading biotechnology company, had favorable news around its drug Avastin. Shares rose more than 145% for the period. The third largest contribution to the Fund came from eBay, the leading provider of Internet auctions; it appreciated more than 103% over the 12-month period.



2. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.


4  | Annual Report

On a less positive note, Sony, a front-runner in consumer electronics, declined more than 16% for the period and dragged down Fund performance; we sold it. Similarly, American International Group, an insurance provider, hurt the Fund's performance. Motorola--a leading provider of semiconductors and telecommunications equipment--also negatively affected the Fund.

We look forward to serving your future investment needs. Thank you for your support and interest in Franklin DynaTech Fund.



[PHOTO OF RUPERT H. JOHNSON, JR.]

/S/Rupert H. Johnson, Jr.
Rupert H. Johnson, Jr.





[PHOTO OF ROBERT R. DEAN]

/S/Robert R. Dean
Robert R. Dean, CFA

Portfolio Management Team
Franklin DynaTech Fund



[SIDEBAR]
TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/03

--------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY          NET ASSETS
--------------------------------------
  Intel Corp.                    5.0%
   SEMICONDUCTORS
--------------------------------------
  Microsoft Corp.                4.2%
   PACKAGED SOFTWARE
--------------------------------------
  Genentech Inc.                 3.7%
   BIOTECHNOLOGY
--------------------------------------
  eBay Inc.                      3.5%
   OTHER CONSUMER SERVICES
--------------------------------------
  Amgen Inc.                     3.0%
   BIOTECHNOLOGY
--------------------------------------
  International Business
   Machines Corp.                2.8%
   INFORMATION TECHNOLOGY SERVICES
--------------------------------------
  UnitedHealth Group Inc.        2.7%
   MANAGED HEALTH CARE
--------------------------------------
  International Game Technology  2.7%
   CASINOS & GAMING
--------------------------------------
  Electronic Arts Inc.           2.3%
   RECREATIONAL PRODUCTS
--------------------------------------
  Linear Technology Corp.        2.3%
   SEMICONDUCTORS
--------------------------------------




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



                                                               Annual Report | 5

Performance Summary as of 9/30/03

FRANKLIN DYNATECH FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION

-----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.80           $20.17           $15.37
-----------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           9/30/03          9/30/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.61           $19.80           $15.19
-----------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          9/30/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.56           $19.59           $15.03

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +31.23%           +20.68%         +158.86%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +23.67%            +2.61%           +9.33%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,367           $11,373          $24,393
-----------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +30.35%           -28.36%          -27.32%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +26.35%           -11.40%           -9.07%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,635            $6,955           $7,057
-----------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR  INCEPTION (9/16/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +30.34%           +16.33%          +63.63%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +28.06%            +2.86%           +7.09%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,806           $11,515          $16,197


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


6 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



CLASS A (10/1/93-9/30/03)

[LINE CHART OMITTED]

                  Franklin           S&P           Nasdaq 100
                  DynaTech Fund      500 4          Index 4

10/93               $9,423          $10,000         $10,000
                    $9,460          $10,207         $10,216
                    $9,322          $10,109         $10,106
                    $9,444          $10,232         $10,407
                    $9,681          $10,579         $10,818
                    $9,651          $10,292         $10,770
                    $9,385           $9,844         $10,007
                    $9,237           $9,971         $9,753
                    $9,365          $10,134         $9,899
                    $9,021           $9,886         $9,414
                    $9,306          $10,210         $9,672
                    $9,868          $10,628         $10,397
                    $9,700          $10,368         $10,291
                   $10,104          $10,601         $10,793
                    $9,917          $10,215         $10,578
                    $9,936          $10,366         $10,563
                   $10,027          $10,635         $10,591
                   $10,297          $11,049         $11,301
                   $10,528          $11,374         $11,684
                   $10,959          $11,709         $12,269
                   $11,280          $12,176         $12,754
                   $12,162          $12,459         $14,058
                   $12,714          $12,872         $14,865
                   $12,573          $12,904         $15,071
                   $12,814          $13,448         $15,288
                   $13,065          $13,400         $15,646
                   $12,884          $13,988         $15,514
                   $12,532          $14,257         $15,057
                   $12,543          $14,742         $15,464
                   $12,986          $14,879         $16,274
3/96               $12,728          $15,022         $15,931
                   $13,769          $15,243         $17,421
                   $14,264          $15,636         $18,092
                   $13,810          $15,696         $17,697
                   $12,986          $15,002         $16,619
                   $13,460          $15,319         $17,339
                   $14,460          $16,181         $19,272
                   $14,728          $16,627         $19,649
                   $16,140          $17,883         $21,792
                   $16,141          $17,528         $21,462
                   $17,340          $18,623         $24,080
                   $16,364          $18,769         $22,222
                   $15,950          $17,999         $20,827
                   $16,661          $19,073         $22,856
                   $17,595          $20,233         $25,054
                   $17,754          $21,139         $25,014
                   $19,484          $22,820         $28,926
                   $19,134          $21,543         $28,067
                   $19,611          $22,722         $28,668
                   $18,646          $21,964         $26,642
                   $18,847          $22,980         $27,449
                   $18,501          $23,374         $25,889
                   $19,136          $23,633         $27,988
                   $19,986          $25,336         $31,202
                   $20,076          $26,632         $31,895
                   $20,461          $26,900         $32,613
                   $19,736          $26,439         $31,148
                   $20,699          $27,512         $34,944
                   $20,801          $27,219         $35,987
                   $18,898          $23,288         $29,796
9/98               $20,212          $24,780         $35,157
                   $20,767          $26,794         $36,595
                   $22,048          $28,417         $40,709
                   $23,560          $30,054         $47,974
                   $25,395          $31,310         $55,582
                   $24,225          $30,337         $50,307
                   $25,017          $31,550         $55,039
                   $25,085          $32,772         $55,823
                   $24,672          $31,999         $54,603
                   $25,934          $33,774         $60,013
                   $25,911          $32,721         $59,338
                   $26,634          $32,559         $62,629
                   $26,508          $31,667         $62,917
                   $27,586          $33,670         $68,915
                   $29,215          $34,355         $77,518
                   $32,321          $36,377         $96,883
                   $32,647          $34,550         $93,283
                   $35,522          $33,896        $111,493
                   $35,882          $37,210        $114,913
                   $33,939          $36,091         $98,591
                   $32,309          $35,352         $86,856
                   $34,299          $36,224         $98,346
                   $33,694          $35,658         $94,310
                   $36,138          $37,872        $106,545
                   $33,287          $35,873         $93,298
                   $32,437          $35,721         $85,765
                   $28,981          $32,907         $65,495
                   $28,366          $33,068         $61,187
                   $29,795          $34,241         $67,753
                   $26,198          $31,121         $49,863
3/01               $24,661          $29,150         $41,108
                   $26,269          $31,414         $48,474
                   $25,864          $31,624         $47,030
                   $25,673          $30,855         $47,889
                   $24,863          $30,551         $43,992
                   $23,851          $28,640         $38,402
                   $22,350          $26,328         $30,529
                   $23,374          $26,830         $35,661
                   $24,828          $28,888         $41,704
                   $24,647          $29,141         $41,207
                   $24,453          $28,716         $40,505
                   $23,304          $28,162         $35,516
                   $24,018          $29,221         $37,961
                   $22,724          $27,450         $33,369
                   $22,433          $27,249         $31,573
                   $21,043          $25,309         $27,473
                   $19,954          $23,336         $25,139
                   $19,870          $23,489         $24,624
                   $18,588          $20,939         $21,753
                   $20,160          $22,780         $25,856
                   $21,405          $24,119         $29,163
                   $19,749          $22,703         $25,721
                   $19,531          $22,109         $25,687
                   $19,724          $21,777         $26,384
                   $19,894          $21,987         $26,617
                   $21,212          $23,798         $28,901
                   $22,784          $25,051         $31,300
                   $23,171          $25,371         $31,399
                   $24,006          $25,819         $33,366
                   $24,888          $26,321         $35,045
9/03               $24,393          $26,042         $34,065



CLASS B (2/1/00-9/30/03)

[LINE CHART OMITTED]

                  Franklin                S&P                Nasdaq
                 DynaTech Fund           500 4            100 Index 4

2/00              $10,000               $10,000             $10,000
                  $10,870               $9,811              $11,952
                  $10,973               $10,770             $12,319
                  $10,374               $10,446             $10,569
                   $9,868               $10,232             $9,311
                  $10,471               $10,485             $10,543
                  $10,278               $10,321             $10,110
                  $11,020               $10,962             $11,422
                  $10,146               $10,383             $10,002
                   $9,879               $10,339             $9,194
                   $8,824               $9,524              $7,021
12/00              $8,624               $9,571              $6,559
                   $9,053               $9,911              $7,263
                   $7,958               $9,008              $5,345
                   $7,488               $8,437              $4,407
                   $7,968               $9,092              $5,196
                   $7,841               $9,153              $5,042
                   $7,779               $8,931              $5,134
                   $7,528               $8,843              $4,716
                   $7,219               $8,290              $4,117
                   $6,760               $7,620              $3,273
                   $7,062               $7,766              $3,823
11/01              $7,499               $8,361              $4,471
                   $7,437               $8,435              $4,417
                   $7,378               $8,312              $4,342
                   $7,026               $8,151              $3,807
                   $7,239               $8,458              $4,069
                   $6,842               $7,945              $3,577
                   $6,751               $7,887              $3,385
                   $6,329               $7,325              $2,945
                   $5,995               $6,754              $2,695
                   $5,969               $6,799              $2,640
                   $5,576               $6,060              $2,332
10/02              $6,046               $6,593              $2,772
                   $6,413               $6,981              $3,126
                   $5,917               $6,571              $2,757
                   $5,848               $6,399              $2,754
                   $5,903               $6,303              $2,828
                   $5,947               $6,364              $2,853
                   $6,340               $6,888              $3,098
                   $6,806               $7,251              $3,355
                   $6,916               $7,343              $3,366
                   $7,158               $7,473              $3,577
                   $7,419               $7,618              $3,757
9/03               $7,057               $7,538              $3,652



         Annual Report | Past performance does not guarantee future results. | 7

[SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                     9/30/03
--------------------------------------
  1-Year                      +28.06%
--------------------------------------
  5-Year                       +2.86%
--------------------------------------
  Since Inception (9/16/96)    +7.09%


CLASS C (9/16/96-9/30/03)

[LINE CHART OMITTED]
                  Franklin      S&P     Nasdaq
               DynaTech Fund   500 4   100 Index 4

9/96               $9,899     $10,000   $10,000
                  $10,159     $10,262   $10,520
                  $10,333     $10,545   $10,726
                  $11,318     $11,342   $11,896
                  $11,312     $11,117   $11,716
                  $12,155     $11,811   $13,145
                  $11,461     $11,904   $12,131
                  $11,163     $11,416   $11,369
                  $11,648     $12,097   $12,477
                  $12,289     $12,833   $13,677
                  $12,386     $13,407   $13,655
                  $13,587     $14,473   $15,790
                  $13,326     $13,663   $15,322
                  $13,646     $14,411   $15,650
                  $12,968     $13,930   $14,543
                  $13,095     $14,575   $14,984
                  $12,843     $14,825   $14,132
                  $13,256     $14,989   $15,278
                  $13,836     $16,069   $17,033
                  $13,892     $16,891   $17,411
                  $14,154     $17,061   $17,803
                  $13,638     $16,768   $17,003
6/98              $14,297     $17,449   $19,075
                  $14,352     $17,263   $19,645
                  $13,034     $14,770   $16,265
                  $13,923     $15,716   $19,191
                  $14,297     $16,994   $19,976
                  $15,170     $18,023   $22,222
                  $16,198     $19,061   $26,188
                  $17,447     $19,858   $30,341
                  $16,638     $19,241   $27,461
                  $17,167     $20,010   $30,045
                  $17,207     $20,785   $30,473
                  $16,919     $20,295   $29,807
                  $17,767     $21,420   $32,760
                  $17,743     $20,753   $32,392
                  $18,224     $20,650   $34,188
                  $18,128     $20,084   $34,345
                  $18,848     $21,355   $37,619
                  $19,953     $21,789   $42,316
                  $22,062     $23,071   $52,887
                  $22,272     $21,912   $50,922
                  $24,221     $21,498   $60,862
                  $24,447     $23,600   $62,729
4/00              $23,113     $22,890   $53,819
                  $21,981     $22,422   $47,413
                  $23,331     $22,974   $53,685
                  $22,903     $22,616   $51,482
                  $24,544     $24,020   $58,161
                  $22,596     $22,752   $50,930
                  $22,006     $22,655   $46,817
                  $19,653     $20,871   $35,752
                  $19,213     $20,973   $33,401
                  $20,174     $21,717   $36,985
                  $17,727     $19,738   $27,220
                  $16,684     $18,488   $22,440
                  $17,760     $19,924   $26,461
                  $17,473     $20,057   $25,673
                  $17,333     $19,569   $26,142
                  $16,775     $19,376   $24,014
                  $16,077     $18,165   $20,963
                  $15,059     $16,698   $16,665
                  $15,740     $17,017   $19,467
                  $16,709     $18,322   $22,765
                  $16,569     $18,482   $22,494
                  $16,437     $18,213   $22,111
2/02              $15,660     $17,861   $19,387
                  $16,123     $18,533   $20,722
                  $15,246     $17,410   $18,216
                  $15,040     $17,282   $17,235
                  $14,097     $16,051   $14,997
                  $13,361     $14,801   $13,723
                  $13,295     $14,898   $13,442
                  $12,427     $13,280   $11,875
                  $13,477     $14,448   $14,114
                  $14,296     $15,297   $15,920
                  $13,188     $14,399   $14,041
                  $13,031     $14,023   $14,022
                  $13,155     $13,812   $14,403
                  $13,254     $13,945   $14,530
                  $14,130     $15,094   $15,776
                  $15,164     $15,888   $17,086
                  $15,412     $16,091   $17,140
                  $15,958     $16,375   $18,214
                  $16,536     $16,694   $19,130
9/03              $16,197     $16,517   $18,595


END NOTES


INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE SCIENTIFIC AND TECHNOLOGICAL SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF TECHNOLOGY STOCKS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE TECHNOLOGY SECTOR HAS BEEN AMONG THE MARKET'S MOST VOLATILE. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND MODEST MARKET SHARE. THE PRICE OF THESE SECURITIES CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM AND INVESTORS SHOULD EXPECT FLUCTUATION IN THE VALUE OF THEIR INVESTMENT. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq 100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.


8 | Past performance does not guarantee future results. | Annual Report

Franklin Growth Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing most of its assets in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Growth Fund
9/30/03

---------------------------------------
                            % OF TOTAL
  SECTOR/INDUSTRY           NET ASSETS
---------------------------------------
  Health Technology             23.0%
---------------------------------------
  Producer Manufacturing        18.5%
---------------------------------------
  Electronic Technology         17.2%
---------------------------------------
  Technology Services           10.6%
---------------------------------------
  Transportation                 5.3%
---------------------------------------
  Consumer Services              4.9%
---------------------------------------
  Consumer Non-Durables          3.0%
---------------------------------------
  Distribution Services          2.8%
---------------------------------------
  Commercial Services            2.7%
---------------------------------------
  Retail Trade                   2.2%
---------------------------------------
  Consumer Durables              2.2%
---------------------------------------
  Energy Minerals                2.0%
---------------------------------------
  Process Industries             1.8%
---------------------------------------
  Industrial Services            1.7%
---------------------------------------
  Health Services                0.7%
---------------------------------------
  Finance                        0.3%
  Short-Term Investments &
---------------------------------------
  Other Net Assets               1.1%
---------------------------------------





We are pleased to bring you Franklin Growth Fund's annual report for the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Growth Fund - Class A delivered a +22.27% cumulative total return, as shown in the Performance Summary beginning on page 12. The Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 24.38% for the same period. 1


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew at annualized rates of 1.4% in fourth quarter 2002 and first quarter 2003, 3.3% in the second quarter, and an estimated 7.2% in the third quarter. Much of the momentum resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second quarter. Business spending began to pick up in 2003 as businesses sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the year under review. The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00%



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 61.


                                                               Annual Report | 9

[SIDEBAR]
TOP 10 HOLDINGS
Franklin Growth Fund
9/30/03

--------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY          NET ASSETS
--------------------------------------
  Pfizer Inc.                    3.3%
   HEALTH TECHNOLOGY
--------------------------------------
  Amgen Inc.                     3.2%
   HEALTH TECHNOLOGY
--------------------------------------
  3M Co.                         3.0%
   PRODUCER MANUFACTURING
--------------------------------------
  International Business
   Machines Corp.                2.7%
   TECHNOLOGY SERVICES
--------------------------------------
  Johnson & Johnson              2.7%
   HEALTH TECHNOLOGY
--------------------------------------
  Northrop Grumman Corp.         2.3%
   ELECTRONIC TECHNOLOGY
--------------------------------------
  Genentech Inc.                 2.2%
   HEALTH TECHNOLOGY
--------------------------------------
  General Dynamics Corp.         2.1%
   ELECTRONIC TECHNOLOGY
--------------------------------------
  Computer Sciences Corp.        2.0%
   TECHNOLOGY SERVICES
--------------------------------------
  Boeing Co.                     1.9%
   ELECTRONIC TECHNOLOGY
--------------------------------------


by period-end. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the Fund's fiscal year stock markets sank and rose seemingly in response to war news, improving corporate earnings and profit margins, and mixed unemployment and production data. For the 12-month reporting period, broad equity indexes posted double-digit gains, with technology stocks rallying especially strongly to return 53.32% as measured by the Nasdaq Composite Index.2


INVESTMENT STRATEGY

The Fund looks for positive change opportunities primarily in new and rapidly growing businesses and secondarily in mature businesses selling at depressed prices but offering favorable recovery possibilities. Additionally, we seek to invest in companies that have strong management teams, strong financials and industry leadership. We analyze securities individually and buy stocks of large and small companies in our effort to maintain a solid and diversified portfolio.


MANAGER'S DISCUSSION

We were nearly fully invested in stocks during the entire reporting period. Of the Fund's 106 companies held for the entire year, 28 of the 53 that exceeded the S&P 500's return more than doubled it. On the other hand, 53 of the 106 did not rise as much as the S&P 500. The Fund holds more aggressive positions than the benchmark. However, we attribute our slight underperformance relative to the S&P 500 to our company weightings.

Holdings that produced the highest returns for the Fund were Amgen, Tyco International, Yahoo!, Genentech, Caterpillar, Ingersoll Rand and Computer Sciences. The lowest returns came from Lockheed Martin, Teleflex, R.R. Donnelley, Schering-Plough, Northrop Grumman, General Dynamics and American Greetings.



2. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.


10  | Annual Report

For the Fund's stability, growth and diversification, we favor pharmaceutical companies because for the most part they manufacture relatively inexpensive products and may offer investors opportunities to prosper from meaningful new product introductions. During the past year, however, the industry was uncharacteristically dormant and did not contribute significantly to Fund performance. Lackluster action during the period was primarily due to absorption of the 1990s' large gains, depleted new product pipelines, few big drug introductions and negative publicity in the press.

[PHOTO]

/S/V. Jerry Palmieri

V. Jerry Palmieri
Portfolio Manager
Franklin Growth Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 11

Performance Summary as of 9/30/03

FRANKLIN GROWTH FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.86           $26.87           $22.01
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0389
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.63           $26.32           $21.69
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.59           $26.10           $21.51
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.76           $26.74           $21.98
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0545
---------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$4.86           $26.91           $22.05
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1098



12 |Past performance does not guarantee future results. | Annual Report

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +22.27%            +4.79%         +131.45%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +15.25%            -0.25%           +8.11%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,525            $9,877          $21,813
-----------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +21.35%           -23.92%           -9.97%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +17.35%            -9.58%           -2.57%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,735            $7,392           $8,836
-----------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +21.34%            +0.92%          +77.01%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +19.12%            -0.01%           +6.89%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,912            $9,993          $17,524
-----------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +21.92%          -15.17%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +20.92%           -9.01%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $12,092            $8,483
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS4                                        1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +22.58%            +6.08%         +137.11%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +22.58%            +1.19%           +9.02%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,258           $10,608          $23,711


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




        Annual Report | Past performance does not guarantee future results. | 13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS A                     9/30/03
--------------------------------------
  1-Year                      +15.25%
--------------------------------------
  5-Year                       -0.25%
--------------------------------------
  10-Year                      +8.11%

CLASS A (10/3/93-9/30/03)

[LINE CHART OMITTED]


            Franklin Growth Fund            S&P 500 Index 5
10/93            $9,425                          $10,000
                 $9,716                          $10,207
                 $9,735                          $10,109
                 $10,009                         $10,232
                 $10,152                         $10,579
                 $9,846                          $10,292
                 $9,358                           $9,844
                 $9,554                           $9,971
                 $9,717                          $10,134
                 $9,643                           $9,886
                 $9,914                          $10,210
                 $10,423                         $10,628
                 $10,152                         $10,368
                 $10,362                         $10,601
                 $10,090                         $10,215
                 $10,301                         $10,366
                 $10,459                         $10,635
                 $10,885                         $11,049
                 $11,270                         $11,374
                 $11,592                         $11,709
                 $11,846                         $12,176
                 $12,307                         $12,459
                 $12,918                         $12,872
                 $12,897                         $12,904
                 $13,309                         $13,448
                 $13,385                         $13,400
3/96             $14,140                         $13,988
                 $14,257                         $14,257
                 $14,669                         $14,742
                 $14,983                         $14,879
                 $15,039                         $15,022
                 $15,346                         $15,243
                 $15,639                         $15,636
                 $15,527                         $15,696
                 $14,725                         $15,002
                 $15,136                         $15,319
                 $15,931                         $16,181
                 $15,973                         $16,627
                 $16,978                         $17,883
                 $16,636                         $17,528
                 $17,055                         $18,623
                 $17,091                         $18,769
                 $16,665                         $17,999
                 $17,261                         $19,073
                 $18,212                         $20,233
                 $18,553                         $21,139
                 $19,292                         $22,820
                 $18,646                         $21,543
                 $19,235                         $22,722
                 $19,072                         $21,964
                 $19,505                         $22,980
                 $19,731                         $23,374
                 $19,935                         $23,633
                 $20,773                         $25,336
                 $21,224                         $26,632
                 $21,508                         $26,900
9/98             $21,202                         $26,439
                 $21,603                         $27,512
                 $21,523                         $27,219
                 $19,709                         $23,288
                 $20,816                         $24,780
                 $22,098                         $26,794
                 $22,892                         $28,417
                 $23,386                         $30,054
                 $23,795                         $31,310
                 $23,542                         $30,337
                 $24,181                         $31,550
                 $24,970                         $32,772
                 $24,665                         $31,999
                 $25,698                         $33,774
                 $25,282                         $32,721
                 $25,386                         $32,559
                 $24,695                         $31,667
                 $25,096                         $33,670
                 $25,416                         $34,355
                 $26,236                         $36,377
                 $26,016                         $34,550
                 $25,408                         $33,896
                 $27,619                         $37,210
                 $27,945                         $36,091
                 $28,059                         $35,352
                 $28,454                         $36,224
                 $28,014                         $35,658
                 $29,244                         $37,872
                 $28,036                         $35,873
                 $28,409                         $35,721
3/01             $27,672                         $32,907
                 $28,211                         $33,068
                 $28,743                         $34,241
                 $27,301                         $31,121
                 $25,280                         $29,150
                 $27,317                         $31,414
                 $27,736                         $31,624
                 $26,464                         $30,855
                 $26,399                         $30,551
                 $25,199                         $28,640
                 $22,397                         $26,328
                 $23,146                         $26,830
                 $25,344                         $28,888
                 $25,540                         $29,141
                 $25,175                         $28,716
                 $24,997                         $28,162
                 $25,864                         $29,221
                 $24,227                         $27,450
                 $23,749                         $27,249
                 $21,958                         $25,309
                 $19,980                         $23,336
                 $20,020                         $23,489
                 $17,840                         $20,939
                 $19,080                         $22,780
                 $20,385                         $24,119
                 $19,321                         $22,703
                 $18,582                         $22,109
                 $18,160                         $21,777
                 $18,160                         $21,987
                 $19,483                         $23,798
9/03             $20,758                         $25,051
                 $21,375                         $25,371
                 $22,008                         $25,819
                 $22,495                         $26,321
                 $21,813                         $26,042




[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS B                     9/30/03
--------------------------------------
  1-Year                      +17.35%
--------------------------------------
  3-Year                       -9.58%
--------------------------------------
  Since Inception (1/1/99)     -2.57%

CLASS B (1/1/99-9/30/03)

[LINE CHART OMITTED]

           Franklin Growth Fund    S&P 500 Index 5
1/99             $10,000              $10,000
                 $10,172              $10,418
                 $10,057              $10,094
                 $10,324              $10,498
                 $10,655              $10,905
                 $10,515              $10,647
                 $10,951              $11,238
                 $10,766              $10,887
                 $10,804              $10,834
                 $10,502              $10,537
                 $10,668              $11,203
                 $10,792              $11,431
                 $11,134              $12,104
                 $11,031              $11,496
                 $10,771              $11,279
3/00             $11,698              $12,381
                 $11,831              $12,009
                 $11,873              $11,763
                 $12,031              $12,053
                 $11,837              $11,865
                 $12,352              $12,601
                 $11,834              $11,936
                 $11,983              $11,886
                 $11,665              $10,949
                 $11,883              $11,003
                 $12,102              $11,393
                 $11,491              $10,355
                 $10,630              $9,699
                 $11,477              $10,453
                 $11,648              $10,523
6/01             $11,108              $10,267
                 $11,070              $10,166
                 $10,565              $9,530
                  $9,380              $8,760
                  $9,687              $8,927
                 $10,609              $9,612
                 $10,683              $9,696
                 $10,522              $9,555
                 $10,444              $9,371
                 $10,796              $9,723
                 $10,108              $9,134
                  $9,903              $9,067
                  $9,147              $8,421
                  $8,319              $7,765
                  $8,333              $7,816
9/02              $7,420              $6,967
                  $7,929              $7,580
                  $8,470              $8,025
                  $8,018              $7,554
                  $7,710              $7,357
                  $7,529              $7,246
                  $7,526              $7,316
                  $8,070              $7,919
                  $8,590              $8,335
                  $8,839              $8,442
                  $9,096              $8,591
                  $9,291              $8,758
9/03              $8,836              $8,665





























































14 | Past performance does not guarantee future results. | Annual Report

CLASS C (5/1/95-9/30/03)

[LINE CHART OMITTED]

                  Franklin Growth Fund           S&P 500 Index 5
5/95              $9,900                        $10,000
                  $10,135                       $10,399
                  $10,517                       $10,640
                  $11,040                       $10,993
                  $11,011                       $11,020
                  $11,357                       $11,485
                  $11,410                       $11,444
                  $12,051                       $11,946
                  $12,142                       $12,176
                  $12,482                       $12,590
                  $12,744                       $12,707
                  $12,786                       $12,829
                  $13,037                       $13,018
                  $13,281                       $13,354
                  $13,180                       $13,404
                  $12,488                       $12,813
                  $12,828                       $13,083
                  $13,496                       $13,819
                  $13,526                       $14,200
                  $14,367                       $15,272
                  $14,068                       $14,970
                  $14,407                       $15,905
                  $14,431                       $16,029
                  $14,061                       $15,372
                  $14,558                       $16,289
                  $15,351                       $17,280
6/97              $15,624                       $18,054
                  $16,242                       $19,489
                  $15,678                       $18,398
                  $16,169                       $19,405
                  $16,024                       $18,758
                  $16,375                       $19,626
                  $16,554                       $19,962
                  $16,715                       $20,183
                  $17,407                       $21,638
                  $17,771                       $22,745
                  $18,000                       $22,974
                  $17,734                       $22,579
                  $18,055                       $23,496
                  $17,975                       $23,246
                  $16,455                       $19,889
                  $17,363                       $21,163
                  $18,426                       $22,883
                  $19,068                       $24,269
                  $19,473                       $25,667
                  $19,799                       $26,740
                  $19,573                       $25,909
                  $20,087                       $26,945
                  $20,734                       $27,988
                  $20,470                       $27,329
                  $21,317                       $28,844
                  $20,953                       $27,945
8/99              $21,028                       $27,806
                  $20,439                       $27,045
                  $20,759                       $28,756
                  $21,010                       $29,340
                  $21,680                       $31,067
                  $21,477                       $29,506
                  $20,967                       $28,949
                  $22,775                       $31,779
                  $23,023                       $30,823
                  $23,106                       $30,192
                  $23,418                       $30,937
                  $23,043                       $30,453
                  $24,042                       $32,344
                  $23,036                       $30,637
                  $23,329                       $30,507
                  $22,705                       $28,103
                  $23,136                       $28,241
                  $23,552                       $29,243
                  $22,365                       $26,578
                  $20,689                       $24,895
                  $22,345                       $26,828
                  $22,673                       $27,008
                  $21,621                       $26,351
                  $21,547                       $26,092
                  $20,562                       $24,460
                  $18,262                       $22,485
10/01             $18,859                       $22,914
                  $20,642                       $24,671
                  $20,787                       $24,887
                  $20,478                       $24,524
                  $20,323                       $24,051
                  $21,008                       $24,956
                  $19,672                       $23,444
                  $19,269                       $23,271
                  $17,806                       $21,614
                  $16,188                       $19,930
                  $16,214                       $20,060
                  $14,442                       $17,882
                  $15,436                       $19,455
                  $16,483                       $20,599
                  $15,610                       $19,389
                  $15,006                       $18,882
                  $14,650                       $18,598
                  $14,643                       $18,777
                  $15,704                       $20,325
                  $16,718                       $21,394
                  $17,201                       $21,668
                  $17,705                       $22,050
                  $18,081                       $22,479
9/03              $17,524                       $22,241



[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     9/30/03
--------------------------------------
  1-Year                      +19.12%
--------------------------------------
  5-Year                       -0.01%
--------------------------------------
  Since Inception (5/1/95)     +6.89%



CLASS R (1/1/02-9/30/03)

[LINE CHART OMITTED]

              Franklin Growth Fund               S&P 500 Index 5
1/02              $10,000                           $10,000
                   $9,832                            $9,854
                   $9,759                            $9,664
                  $10,098                           $10,028
                   $9,456                            $9,420
                   $9,266                            $9,351
6/02               $8,566                            $8,685
                   $7,793                            $8,008
                   $7,806                            $8,061
                   $6,957                            $7,185
                   $7,435                            $7,817
                   $7,945                            $8,277
12/02              $7,528                            $7,791
                   $7,239                            $7,587
                   $7,071                            $7,473
                   $7,071                            $7,545
                   $7,585                            $8,167
                   $8,080                            $8,596
6/03               $8,318                            $8,706
                   $8,562                            $8,860
                   $8,750                            $9,032
9/03               $8,483                            $8,937




[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS R                     9/30/03
--------------------------------------
  1-Year                      +20.92%
--------------------------------------
  Since Inception (1/1/02)     -9.01%



        Annual Report | Past performance does not guarantee future results. | 15

[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS 4             9/30/03
--------------------------------------
  1-Year                      +22.58%
--------------------------------------
  5-Year                       +1.19%
--------------------------------------
  10-Year                      +9.02%






ADVISOR CLASS (10/1/93-9/30/03) 4

[LINE CHART OMITTED]


              Franklin Growth Fund             S&P 500 Index 5
10/93             $10,000                         $10,000
                  $10,309                         $10,207
                  $10,330                         $10,109
                  $10,620                         $10,232
                  $10,771                         $10,579
                  $10,447                         $10,292
                  $9,929                           $9,844
                  $10,138                          $9,971
                  $10,311                         $10,134
                  $10,231                          $9,886
                  $10,519                         $10,210
                  $11,059                         $10,628
                  $10,771                         $10,368
                  $10,995                         $10,601
                  $10,707                         $10,215
                  $10,930                         $10,366
                  $11,098                         $10,635
                  $11,550                         $11,049
                  $11,958                         $11,374
                  $12,300                         $11,709
                  $12,570                         $12,176
                  $13,058                         $12,459
                  $13,706                         $12,872
                  $13,685                         $12,904
                  $14,122                         $13,448
                  $14,202                         $13,400
                  $15,003                         $13,988
                  $15,128                         $14,257
                  $15,565                         $14,742
                  $15,898                         $14,879
3/96              $15,957                         $15,022
                  $16,282                         $15,243
                  $16,593                         $15,636
                  $16,475                         $15,696
                  $15,624                         $15,002
                  $16,060                         $15,319
                  $16,904                         $16,181
                  $16,949                         $16,627
                  $18,014                         $17,883
                  $17,652                         $17,528
                  $18,245                         $18,623
                  $18,291                         $18,769
                  $17,843                         $17,999
                  $18,481                         $19,073
                  $19,498                         $20,233
                  $19,863                         $21,139
                  $20,661                         $22,820
                  $19,969                         $21,543
                  $20,607                         $22,722
                  $20,433                         $21,964
                  $20,912                         $22,980
                  $21,152                         $23,374
                  $21,378                         $23,633
                  $22,276                         $25,336
                  $22,768                         $26,632
                  $23,073                         $26,900
                  $22,752                         $26,439
                  $23,181                         $27,512
                  $23,104                         $27,219
                  $21,160                         $23,288
9/98              $22,354                         $24,780
                  $23,736                         $26,794
                  $24,595                         $28,417
                  $25,131                         $30,054
                  $25,579                         $31,310
                  $25,308                         $30,337
                  $25,994                         $31,550
                  $26,841                         $32,772
                  $26,530                         $31,999
                  $27,648                         $33,774
                  $27,200                         $32,721
                  $27,320                         $32,559
                  $26,577                         $31,667
                  $27,017                         $33,670
                  $27,369                         $34,355
                  $28,260                         $36,377
                  $28,023                         $34,550
                  $27,377                         $33,896
                  $29,765                         $37,210
                  $30,117                         $36,091
                  $30,247                         $35,352
                  $30,689                         $36,224
                  $30,215                         $35,658
                  $31,548                         $37,872
                  $30,256                         $35,873
                  $30,665                         $35,721
                  $29,871                         $32,907
                  $30,457                         $33,068
                  $31,040                         $34,241
                  $29,492                         $31,121
3/01              $27,309                         $29,150
                  $29,517                         $31,414
                  $29,979                         $31,624
                  $28,605                         $30,855
                  $28,544                         $30,551
                  $27,257                         $28,640
                  $24,223                         $26,328
                  $25,040                         $26,830
                  $27,431                         $28,888
                  $27,645                         $29,141
                  $27,250                         $28,716
                  $27,065                         $28,162
                  $28,013                         $29,221
                  $26,241                         $27,450
                  $25,732                         $27,249
                  $23,793                         $25,309
                  $21,653                         $23,336
                  $21,705                         $23,489
                  $19,345                         $20,939
                  $20,696                         $22,780
                  $22,118                         $24,119
                  $20,963                         $22,703
                  $20,170                         $22,109
                  $19,712                         $21,777
                  $19,721                         $21,987
                  $21,157                         $23,798
                  $22,549                         $25,051
                  $23,219                         $25,371
                  $23,915                         $25,819
                  $24,444                         $26,321
9/03              $23,711                         $26,042



ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.33% and +4.47%.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


16 | Past performance does not guarantee future results. | Annual Report

Franklin Income Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Income Fund
9/30/03

--------------------------------------
                            % OF TOTAL
                            NET ASSETS
--------------------------------------
  Corporate Straight Bonds      29.5%
--------------------------------------
  Utilities Stocks              20.9%
--------------------------------------
  Corporate Convertible Bonds    5.9%
--------------------------------------
  Energy Mineral Stocks          5.7%
--------------------------------------
  Real Estate Stocks             2.8%
--------------------------------------
  Communication Stocks           2.8%
--------------------------------------
  Finance Stocks                 2.7%
--------------------------------------
  Consumer Durables Stocks       2.3%
--------------------------------------
  Health Technology Stocks       2.2%
--------------------------------------
  Process Industries Stocks      2.1%
--------------------------------------
  Zero Coupon & Step-Up Bonds    1.4%
--------------------------------------
  Consumer Non-Durables Stocks   1.4%
--------------------------------------
  Municipal Securities           0.9%
--------------------------------------
  U.S. Government & Agency
   Securities                    0.6%
--------------------------------------
  Foreign Government Bonds       0.1%
--------------------------------------
  Other Stocks                   5.6%
--------------------------------------
  Short-Term Investments &
  Other Net Assets              13.1%
--------------------------------------




We are pleased to bring you Franklin Income Fund's annual report, covering the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +28.12% cumulative total return for the 12 months ended September 30, 2003, as shown in the Performance Summary beginning on page 22. The Fund outperformed its benchmarks, the Standard & Poor's 500 (S&P 500) Composite Index, which returned 24.38%; the Lehman Brothers U.S. Aggregate Index, which returned 5.41%; the Lehman Brothers U.S. Government/Credit Index, which returned 6.51%; and the Lipper Income Funds Average, which returned 13.88%.1 The Fund changed benchmark indexes from the Lehman Brothers U.S. Government/Credit Index to Lehman Brothers U.S. Aggregate Index because the Lehman Brothers U.S. Aggregate Index provides a broader representation of the bond market and is a more appropriate comparison for the Fund's portfolio.


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew at annualized rates of 1.4% in



1. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lehman Brothers U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index is a composite of the U.S. Government/Credit Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lehman Brothers U.S. Government/Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar-denominated issues. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. As of 9/30/03, the Lipper Income Funds Average consisted of 149 funds. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if such charges had been considered. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 71.


                                                              Annual Report | 17

[SIDEBAR]
TOP 5 BOND HOLDINGS
Franklin Income Fund
9/30/03

-----------------------------------------
                              % OF TOTAL
                              NET ASSETS
-----------------------------------------
  Charter Communications Holdings   2.8%
-----------------------------------------
  Calpine Corp.                    1.9%
-----------------------------------------
  Dynegy Holdings Inc.             1.7%
-----------------------------------------
  Qwest Capital Funding            1.3%
-----------------------------------------
  Meristar Hospitality Corp.       1.3%




fourth quarter 2002 and first quarter 2003, 3.3% in the second quarter, and an estimated 7.2% in the third quarter. Much of the momentum resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second quarter. Business spending began to pick up in 2003 as businesses sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the year under review. The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00% by period-end. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the Fund's fiscal year stock markets sank and rose seemingly in response to war news, improving corporate earnings and profit margins, and mixed unemployment and production data. For the 12-month reporting period, broad equity indexes posted double-digit gains, with technology stocks rallying especially strongly to return 53.32% as measured by the Nasdaq Composite Index.2


INVESTMENT STRATEGY

Based on our independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings.





2. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.




18 | Annual Report

MANAGER'S DISCUSSION

Over the course of the year we gradually reduced the Fund's exposure to primarily interest rate-sensitive securities including our holdings of mortgage-backed bonds issued by FNMA, GNMA and FHLMC. The substantial interest rate decline during 2002, as represented by the benchmark 10-year U.S. Treasury note, enabled these positions to deliver attractive total return for the portfolio through the first half of 2003. As a result, we took profits and redeployed the proceeds into securities we believe had greater potential to help us meet the Fund's dual objective of income and growth. Other interest rate-sensitive positions where profit-taking opportunities arose included corporate bonds, specifically those trading at substantial premiums to their par value and offering only slightly higher yields than comparable maturity U.S. Treasuries. Examples included our divestiture of AT&T Wireless 7.875% senior notes due 2011 and Louisiana Pacific 10.875% senior subordinate notes due 2008, as improving fundamentals and greater risk tolerance among bond investors led to a substantial decline in the overall yield these securities offered.

Other corporate bonds, both investment grade and non-investment grade, performed well as improving fundamentals, stable financial markets (following 2002's turmoil exacerbated by corporate malfeasance) and overall interest rate declines contributed to strong results within the sector. During the course of the Fund's fiscal year, we took profits in securities that appreciated and no longer offered the combination of attractive current yield and longer-term upside appreciation, in line with the Fund's investment strategy. For example, the yield difference between U.S. Treasury securities and non-investment grade corporate bonds tightened over the course of the year, from 10.64 percentage points to 5.99 percentage points, as represented by the CSFB High Yield Bond Index.3 Despite strong performance from the corporate sector, we continued searching for opportunities to add to holdings that we believe still offered the combination of yield with the potential for capital appreciation over the long term. Based on this strategy, we added to holdings in Charter Communications, Calpine and Dynegy Holdings.

Electric utilities continued to represent the Fund's largest stock sector weighting at period-end, due to our assessment of the sector's attractive combination of dividend yield and stable earnings growth from regulated utility operations. The sector favorably impacted overall Fund performance, as reflected by the S&P Utilities Index's 22.66% cumulative total return for the one-year period ended September 30, 2003.4 Over the past several years, utilities have generally displayed higher-than-normal



[SIDEBAR]

TOP 5 STOCK HOLDINGS
Franklin Income Fund
9/30/03

----------------------------------------
  COMPANY                     % OF TOTAL
  SECTOR/INDUSTRY             NET ASSETS
----------------------------------------
  Ford Motor Co. Capital Trust II  1.6%
   CONSUMER DURABLES
----------------------------------------
  ChevronTexaco Corp.              1.6%
   ENERGY MINERALS
----------------------------------------
  Exelon Corp.                     1.5%
   UTILITIES
----------------------------------------
  FirstEnergy Corp.                1.5%
   UTILITIES
----------------------------------------
  American Electric Power Co. Inc. 1.3%
   UTILITIES
----------------------------------------


3. Source: Credit Suisse First Boston (CSFB). The CSFB High Yield Bond Index is a trader-priced portfolio constructed to mirror the high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

4. Source: Standard & Poor's Micropal. The S&P Utilities Index is a market capitalization-weighted index that includes utility stocks in the Standard & Poor's 500 Composite Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



                                                              Annual Report | 19

[SIDEBAR]


--------------------------------------------------------------------------------
  WHAT IS A MERCHANT POWER PLANT?
  A merchant power plant produces power as a commodity, so its income stream depends on the market price. In contrast, traditional power plants rely on predetermined rates of return, usually set by a regulatory body, to generate income.
--------------------------------------------------------------------------------


DIVIDEND DISTRIBUTIONS
Franklin Income Fund
10/1/02-9/30/03

--------------------------------------------------------------------------------------
                                     DIVIDEND PER SHARE
             -------------------------------------------------------------------------
   MONTH       CLASS A     CLASS B     CLASS B1*    CLASS C    CLASS R  ADVISOR CLASS
--------------------------------------------------------------------------------------
   October    1.30 cents  1.17 cents  1.22 cents  1.22 cents  1.25 cents  1.32 cents
--------------------------------------------------------------------------------------
   November   1.30 cents  1.17 cents  1.22 cents  1.22 cents  1.25 cents  1.32 cents
--------------------------------------------------------------------------------------
   December   1.30 cents  1.17 cents  1.23 cents  1.24 cents  1.25 cents  1.32 cents
--------------------------------------------------------------------------------------
   January    1.30 cents  1.17 cents  1.23 cents  1.24 cents  1.25 cents  1.33 cents
--------------------------------------------------------------------------------------
   February   1.30 cents  1.17 cents  1.23 cents  1.24 cents  1.25 cents  1.33 cents
--------------------------------------------------------------------------------------
   March      1.30 cents  1.17 cents  1.21 cents  1.21 cents  1.24 cents  1.32 cents
--------------------------------------------------------------------------------------
   April      1.30 cents  1.17 cents  1.21 cents  1.21 cents  1.24 cents  1.32 cents
--------------------------------------------------------------------------------------
   May        1.30 cents  1.17 cents  1.21 cents  1.21 cents  1.24 cents  1.32 cents
--------------------------------------------------------------------------------------
   June       1.30 cents  1.16 cents  1.22 cents  1.21 cents  1.23 cents  1.33 cents
--------------------------------------------------------------------------------------
   July       1.30 cents  1.16 cents  1.22 cents  1.21 cents  1.23 cents  1.33 cents
--------------------------------------------------------------------------------------
   August     1.30 cents  1.16 cents  1.22 cents  1.21 cents  1.23 cents  1.33 cents
--------------------------------------------------------------------------------------
   September  1.30 cents  1.14 cents  1.20 cents  1.20 cents  1.24 cents  1.33 cents
--------------------------------------------------------------------------------------
   TOTAL     15.60 CENTS 13.98 CENTS 14.62 CENTS 14.62 CENTS 14.90 CENTS 15.90 CENTS
--------------------------------------------------------------------------------------


*On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.




volatility as the challenges of deregulation and moves toward unregulated business opportunities -- including merchant power generation and energy marketing and trading -- proved more difficult than anticipated. Amid these concerns, we added to positions in numerous holdings including Exelon, FirstEnergy and Ameren. More recently many in the industry have pursued a "back-to-basics" approach emphasizing a stable, predictable business model capable of generating excess cash flow to be deployed for balance sheet strengthening and dividend increases.

Rebounding economic growth in the U.S. and abroad, combined with heightened geopolitical turmoil in the Middle East, supported global oil prices for most of the past year. At period-end, the Fund's positions in international integrated oil companies included ChevronTexaco, Royal Dutch Petroleum and BP, all of which favorably contributed to Fund performance through a combination of attractive dividends yield and share price appreciation.





20  | Annual Report

Thank you for your continued participation in Franklin Income Fund. As always, we remain committed to our value-oriented approach and will continually search for new investments across asset classes and industries.



[PHOTO]

/S/Charles B. Johnson

Charles B. Johnson



[PHOTO]

/S/Edward Perks

Edward Perks, CFA

Portfolio Management Team
Franklin Income Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



                                                              Annual Report | 21

Performance Summary as of 9/30/03

FRANKLIN INCOME FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.35             $2.25            $1.90
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1560
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1610
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.34             $2.24            $1.90
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1398
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1448
--------------------------------------------------------------------------------------------------
  CLASS B1                                              CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.35             $2.25            $1.90
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1462
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1512
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.35             $2.26            $1.91
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1462
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1512




22 | Past performance does not guarantee future results. | Annual Report

PRICE AND DISTRIBUTION INFORMATION (CONTINUED)

--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.34             $2.23            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1490
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1540
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.35             $2.24            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1590
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0050
--------------------------------------------------------------------------------------------------
     TOTAL                              $0.1640


FRANKLIN INCOME FUND PAID DISTRIBUTIONS DERIVED FROM LONG-TERM CAPITAL GAINS OF
0.5 CENTS ($0.0050) PER SHARE IN DECEMBER 2002. THE FUND HEREBY DESIGNATES SUCH DISTRIBUTIONS AS CAPITAL GAIN DIVIDENDS PER INTERNAL REVENUE CODE SECTION 852
(B)(3).


        Annual Report | Past performance does not guarantee future results. | 23

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +28.12%           +47.29%         +117.39%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +22.95%            +7.15%           +7.60%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,295           $14,125          $20,808
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  6.64%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          5.25%
-----------------------------------------------------------------------------------------------------
  CLASS B                                                                 1-YEAR  INCEPTION (11/1/01)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +26.58%          +19.45%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +22.58%           +7.80%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                          $12,258          $11,545
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  6.11%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.64%
-----------------------------------------------------------------------------------------------------
  CLASS B1                                              1-YEAR            3-YEAR   INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +27.51%           +21.69%          +39.30%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +23.51%            +5.92%           +6.92%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,351           $11,882          $13,739
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  6.40%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.99%
-----------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +27.37%           +44.05%         +101.88%
  Average Annual Total Return 2                        +25.06%            +7.39%           +8.58%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,506           $14,283          $20,005
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  6.32%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.94%
-----------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +27.31%          +16.70%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +26.31%           +9.27%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                          $12,631          $11,670
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  6.67%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          5.14%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 6                                        1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +28.47%           +47.95%         +120.88%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +28.47%            +8.15%           +8.25%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,847           $14,795          $22,088
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                  7.13%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          5.63%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


24 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (10/1/93-9/30/03)

[LINE CHART OMITTED]

         Franklin Income      S&P                   LB U.S. Gov't./        LB U.S. Aggregate        Lipper
         Fund                 500 7                 Credit Index 7         Index 7                  Income Average 7
10/93    $9,572              $10,000                     $10,000             $10,000                $10,000
         $9,748              $10,207                     $10,041             $10,037                $10,104
         $9,650              $10,109                      $9,927              $9,952                $9,967
         $9,867              $10,232                      $9,971             $10,006                $10,128
         $9,967              $10,579                     $10,121             $10,141                $10,347
         $9,745              $10,292                      $9,901              $9,965                $10,100
         $9,357              $9,844                       $9,659              $9,719                $9,764
         $9,337              $9,971                       $9,579              $9,642                $9,787
         $9,275              $10,134                      $9,561              $9,640                $9,810
         $9,212              $9,886                       $9,538              $9,619                $9,689
         $9,359              $10,210                      $9,729              $9,810                $9,899
         $9,506              $10,628                      $9,733              $9,822                $10,084
         $9,442              $10,368                      $9,586              $9,678                $9,939
         $9,464              $10,601                      $9,575              $9,669                $9,975
         $9,357              $10,215                      $9,558              $9,647                $9,759
         $9,238              $10,366                      $9,621              $9,714                $9,760
         $9,349              $10,635                      $9,806              $9,906                $9,924
         $9,505              $11,049                     $10,033             $10,142                $10,152
         $9,617              $11,374                     $10,100             $10,204                $10,295
         $9,866              $11,709                     $10,241             $10,347                $10,493
         $10,208             $12,176                     $10,670             $10,747                $10,832
         $10,322             $12,459                     $10,756             $10,826                $10,931
         $10,438             $12,872                     $10,714             $10,802                $11,096
         $10,554             $12,904                     $10,851             $10,932                $11,189
         $10,764             $13,448                     $10,962             $11,038                $11,443
         $10,788             $13,400                     $11,123             $11,182                $11,431
         $10,954             $13,988                     $11,306             $11,349                $11,714
         $11,205             $14,257                     $11,472             $11,509                $11,928
         $11,520             $14,742                     $11,544             $11,585                $12,146
         $11,300             $14,879                     $11,299             $11,384                $12,090
3/96     $11,274             $15,022                     $11,204             $11,305                $12,109
         $11,249             $15,243                     $11,127             $11,241                $12,142
         $11,374             $15,636                     $11,108             $11,218                $12,238
         $11,600             $15,696                     $11,257             $11,369                $12,340
         $11,423             $15,002                     $11,283             $11,400                $12,088
         $11,600             $15,319                     $11,255             $11,381                $12,228
         $11,780             $16,181                     $11,455             $11,579                $12,508
         $12,012             $16,627                     $11,722             $11,836                $12,796
         $12,297             $17,883                     $11,938             $12,038                $13,230
         $12,375             $17,528                     $11,805             $11,927                $13,186
         $12,560             $18,623                     $11,819             $11,963                $13,414
         $12,693             $18,769                     $11,844             $11,993                $13,506
         $12,399             $17,999                     $11,703             $11,860                $13,250
         $12,479             $19,073                     $11,875             $12,037                $13,450
         $12,885             $20,233                     $11,985             $12,151                $13,870
         $13,130             $21,139                     $12,129             $12,295                $14,193
         $13,486             $22,820                     $12,500             $12,627                $14,740
         $13,404             $21,543                     $12,360             $12,519                $14,479
         $13,819             $22,722                     $12,554             $12,704                $14,933
         $13,623             $21,964                     $12,755             $12,888                $14,814
         $14,044             $22,980                     $12,823             $12,948                $15,061
         $14,460             $23,374                     $12,957             $13,078                $15,310
         $14,316             $23,633                     $13,140             $13,246                $15,362
         $14,519             $25,336                     $13,113             $13,236                $15,731
         $14,955             $26,632                     $13,154             $13,281                $16,094
         $14,750             $26,900                     $13,220             $13,351                $16,107
         $14,603             $26,439                     $13,362             $13,477                $16,055
         $14,632             $27,512                     $13,498             $13,592                $16,189
         $14,364             $27,219                     $13,508             $13,621                $16,038
         $13,434             $23,288                     $13,772             $13,842                $15,223
9/98     $14,127             $24,780                     $14,166             $14,166                $15,698
         $14,158             $26,794                     $14,066             $14,091                $15,993
         $14,616             $28,417                     $14,150             $14,171                $16,360
         $14,598             $30,054                     $14,185             $14,214                $16,639
         $14,380             $31,310                     $14,285             $14,315                $16,719
         $13,973             $30,337                     $13,946             $14,066                $16,388
         $14,194             $31,550                     $14,015             $14,144                $16,619
         $14,924             $32,772                     $14,050             $14,188                $17,070
         $15,019             $31,999                     $13,905             $14,064                $16,916
         $14,988             $33,774                     $13,862             $14,019                $17,104
         $14,826             $32,721                     $13,823             $13,960                $16,933
         $14,858             $32,559                     $13,812             $13,952                $16,802
         $14,695             $31,667                     $13,937             $14,114                $16,681
         $14,662             $33,670                     $13,973             $14,167                $16,960
         $14,429             $34,355                     $13,965             $14,165                $17,031
         $14,490             $36,377                     $13,880             $14,097                $17,323
         $14,593             $34,550                     $13,876             $14,051                $17,061
         $14,354             $33,896                     $14,050             $14,221                $17,073
         $14,595             $37,210                     $14,253             $14,408                $17,655
         $15,114             $36,091                     $14,184             $14,367                $17,436
         $15,358             $35,352                     $14,171             $14,360                $17,413
         $15,463             $36,224                     $14,460             $14,659                $17,619
         $15,639             $35,658                     $14,613             $14,792                $17,612
         $16,529             $37,872                     $14,820             $15,007                $18,207
         $16,851             $35,873                     $14,875             $15,101                $18,080
         $16,598             $35,721                     $14,969             $15,201                $18,011
         $16,489             $32,907                     $15,225             $15,450                $17,617
         $17,473             $33,068                     $15,525             $15,736                $18,098
         $17,438             $34,241                     $15,785             $15,993                $18,400
         $17,775             $31,121                     $15,948             $16,133                $18,067
3/01     $17,510             $29,150                     $16,021             $16,214                $17,747
         $17,853             $31,414                     $15,901             $16,146                $18,226
         $18,196             $31,624                     $15,993             $16,244                $18,337
         $17,773             $30,855                     $16,070             $16,305                $18,189
         $17,579             $30,551                     $16,470             $16,670                $18,243
         $17,774             $28,640                     $16,681             $16,861                $18,054
         $16,949             $26,328                     $16,835             $17,057                $17,460
         $17,068             $26,830                     $17,262             $17,414                $17,701
         $17,426             $28,888                     $16,979             $17,174                $18,019
         $17,587             $29,141                     $16,845             $17,065                $18,086
         $17,708             $28,716                     $16,969             $17,203                $18,010
         $17,830             $28,162                     $17,113             $17,370                $17,994
         $18,365             $29,221                     $16,766             $17,081                $18,265
         $18,473             $27,450                     $17,090             $17,412                $18,200
         $18,414             $27,249                     $17,248             $17,560                $18,221
         $17,266             $25,309                     $17,395             $17,712                $17,693
         $16,448             $23,336                     $17,604             $17,926                $17,065
         $16,983             $23,489                     $17,999             $18,228                $17,266
         $16,241             $20,939                     $18,386             $18,523                $16,626
         $16,352             $22,780                     $18,210             $18,439                $16,930
         $17,244             $24,119                     $18,221             $18,434                $17,384
         $17,400             $22,703                     $18,704             $18,815                $17,302
         $17,513             $22,109                     $18,703             $18,831                $17,169
         $17,274             $21,777                     $19,037             $19,092                $17,122
         $17,656             $21,987                     $19,012             $19,077                $17,181
         $18,760             $23,798                     $19,215             $19,234                $17,871
         $19,780             $25,051                     $19,761             $19,593                $18,493
         $20,170             $25,371                     $19,682             $19,554                $18,632
         $19,923             $25,819                     $18,857             $18,897                $18,503
         $20,227             $26,321                     $18,981             $19,022                $18,696
9/03     $20,808             $26,042                     $19,582             $19,526                $18,920




CLASS B (11/1/01-9/30/03)

[LINE CHART OMITTED]

              Franklin Income      S&P      LB U.S. Aggregate   LB U.S. Gov't./  Lipper Income
                    Fund          500 7         Index 7         Credit Index 7     Average 7
  11/1/2001       $10,000       $10,000        $10,000         $10,000             $10,000
  11/30/2001      $10,139       $10,767        $9,862           $9,836             $10,180
  12/31/2001      $10,182       $10,861        $9,799           $9,758             $10,218
  1/31/2002       $10,296       $10,703        $9,879           $9,830             $10,175
  2/28/2002       $10,363       $10,496        $9,975           $9,913             $10,166
  3/31/2002       $10,622       $10,891        $9,809           $9,712             $10,319
  4/30/2002       $10,724       $10,231        $9,999           $9,901             $10,282
  5/31/2002       $10,681       $10,156        $10,084          $9,992             $10,294
  6/30/2002       $9,960        $9,433         $10,171         $10,077              $9,996
  7/31/2002       $9,527        $8,698         $10,294         $10,198              $9,641
  8/31/2002       $9,829        $8,755         $10,468         $10,427              $9,755
  9/30/2002       $9,393        $7,804         $10,637         $10,651              $9,393
  10/31/2002      $9,401        $8,490         $10,589         $10,549              $9,565
  11/30/2002      $9,909        $8,990         $10,586         $10,556              $9,821
  12/31/2002      $10,044       $8,462         $10,804         $10,835              $9,775
  1/31/2003       $10,051       $8,241         $10,814         $10,835              $9,700
  2/28/2003       $9,958        $8,117         $10,963         $11,028              $9,673
  3/31/2003       $10,120       $8,195         $10,955         $11,014              $9,706
  4/30/2003       $10,801       $8,870         $11,045         $11,131             $10,096
  5/31/2003       $11,329       $9,337         $11,251         $11,448             $10,448
  6/30/2003       $11,599       $9,456         $11,229         $11,402             $10,526
  7/31/2003       $11,449       $9,623         $10,851         $10,924             $10,454
  8/31/2003       $11,617       $9,810         $10,923         $10,996             $10,562
  9/30/2003       $11,545       $9,706         $11,213         $11,344             $10,689



        Annual Report | Past performance does not guarantee future results. | 25

[SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS B1                    9/30/03
--------------------------------------
  1-Year                      +23.51%
--------------------------------------
  3-Year                       +5.92%
--------------------------------------
  Since Inception (1/1/99)     +6.92%


CLASS B1 (11/1/99-9/30/03)

[LINE CHART OMITTED]

       Franklin Income          S&P             LB U.S. Aggregate  LB U.S. Gov't./       Lipper
            Fund               500 7                Index 7        Credit Index 7     Income Average 7
1/99     $10,000              $10,000               $10,000           $10,000            $10,000
          $9,851              $10,418               $10,071           $10,071            $10,048
          $9,568              $10,094               $9,896             $9,832            $9,849
          $9,717              $10,498               $9,950             $9,880            $9,988
         $10,213              $10,905               $9,982             $9,905            $10,259
         $10,230              $10,647               $9,894             $9,803            $10,166
         $10,248              $11,238               $9,863             $9,772            $10,279
         $10,133              $10,887               $9,821             $9,745            $10,176
         $10,150              $10,834               $9,816             $9,737            $10,098
         $10,035              $10,537               $9,930             $9,825            $10,025
         $10,009              $11,203               $9,967             $9,851            $10,193
          $9,845              $11,431               $9,966             $9,845            $10,235
          $9,883              $12,104               $9,918             $9,785            $10,411
          $9,949              $11,496               $9,885             $9,782            $10,253
          $9,782              $11,279               $10,005            $9,905            $10,260
3/00      $9,941              $12,381               $10,137           $10,048            $10,610
         $10,290              $12,009               $10,108            $9,999            $10,479
         $10,452              $11,763               $10,103            $9,990            $10,465
         $10,519              $12,053               $10,313           $10,194            $10,589
         $10,633              $11,865               $10,407           $10,302            $10,584
         $11,233              $12,601               $10,558           $10,448            $10,942
         $11,448              $11,936               $10,624           $10,487            $10,866
         $11,271              $11,886               $10,694           $10,553            $10,824
         $11,242              $10,949               $10,869           $10,733            $10,587
         $11,856              $11,003               $11,071           $10,945            $10,876
         $11,827              $11,393               $11,252           $11,129            $11,058
         $12,051              $10,355               $11,350           $11,243            $10,858
         $11,867              $9,699                $11,407           $11,295            $10,666
         $12,093              $10,453               $11,360           $11,210            $10,954
         $12,321              $10,523               $11,428           $11,275            $11,020
6/01     $12,030              $10,267               $11,471           $11,329            $10,931
         $11,894              $10,166               $11,728           $11,611            $10,964
         $12,021              $9,530                $11,862           $11,760            $10,850
         $11,460              $8,760                $12,000           $11,868            $10,493
         $11,535              $8,927                $12,251           $12,170            $10,638
         $11,772              $9,612                $12,082           $11,970            $10,829
         $11,877              $9,696                $12,006           $11,875            $10,869
         $11,954              $9,555                $12,103           $11,963            $10,824
         $12,031              $9,371                $12,220           $12,064            $10,814
         $12,388              $9,723                $12,017           $11,820            $10,977
         $12,455              $9,134                $12,250           $12,048            $10,938
         $12,410              $9,067                $12,354           $12,160            $10,951
         $11,630              $8,421                $12,461           $12,263            $10,633
         $11,074              $7,765                $12,611           $12,411            $10,256
         $11,429              $7,816                $12,824           $12,689            $10,377
9/02     $10,925              $6,967                $13,032           $12,962            $9,992
         $10,995              $7,580                $12,972           $12,838            $10,175
         $11,590              $8,025                $12,969           $12,846            $10,447
         $11,690              $7,554                $13,237           $13,186            $10,398
         $11,762              $7,357                $13,248           $13,186            $10,318
         $11,597              $7,246                $13,431           $13,421            $10,290
         $11,849              $7,316                $13,421           $13,403            $10,325
         $12,583              $7,919                $13,532           $13,546            $10,740
         $13,261              $8,335                $13,784           $13,931            $11,114
         $13,517              $8,442                $13,757           $13,875            $11,197
         $13,347              $8,591                $13,294           $13,294            $11,120
         $13,546              $8,758                $13,383           $13,381            $11,236
9/30/03  $13,739              $8,665                $13,737           $13,805            $11,371

[SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     9/30/03
--------------------------------------
  1-Year                      +25.06%
--------------------------------------
  5-Year                       +7.39%
--------------------------------------
  Since Inception (5/1/95)     +8.58%




CLASS C (5/1/95-9/30/03)

[LINE CHART OMITTED]


          Franklin Income     S&P                  LB U.S. Aggregate   LB U.S. Gov't./                Lipper
          Fund                500 7                Index 7             Credit Index 7                 Income Average 7
5/95           $9,909         $10,000             $10,000             $10,000                           $10,000
              $10,228         $10,399             $10,387             $10,419                           $10,323
              $10,338         $10,640             $10,463             $10,502                           $10,417
              $10,449         $10,993             $10,440             $10,462                           $10,574
              $10,561         $11,020             $10,566             $10,596                           $10,663
              $10,771         $11,485             $10,669             $10,703                           $10,905
              $10,790         $11,444             $10,807             $10,861                           $10,894
              $10,951         $11,946             $10,969             $11,039                           $11,163
              $11,197         $12,176             $11,123             $11,202                           $11,368
              $11,507         $12,590             $11,197             $11,272                           $11,576
              $11,331         $12,707             $11,002             $11,033                           $11,522
              $11,301         $12,829             $10,926             $10,940                           $11,540
              $11,222         $13,018             $10,864             $10,865                           $11,572
              $11,341         $13,354             $10,842             $10,847                           $11,663
              $11,562         $13,404             $10,988             $10,991                           $11,760
              $11,380         $12,813             $11,018             $11,017                           $11,520
              $11,552         $13,083             $11,000             $10,990                           $11,654
              $11,725         $13,819             $11,191             $11,185                           $11,921
              $11,951         $14,200             $11,439             $11,446                           $12,195
              $12,281         $15,272             $11,635             $11,657                           $12,608
              $12,302         $14,970             $11,527             $11,527                           $12,567
              $12,480         $15,905             $11,562             $11,541                           $12,784
              $12,660         $16,029             $11,591             $11,565                           $12,871
              $12,363         $15,372             $11,463             $11,428                           $12,628
              $12,384         $16,289             $11,634             $11,595                           $12,819
              $12,780         $17,280             $11,744             $11,703                           $13,218
6/97          $13,071         $18,054             $11,884             $11,844                           $13,526
              $13,419         $19,489             $12,204             $12,206                           $14,047
              $13,332         $18,398             $12,100             $12,069                           $13,799
              $13,686         $19,405             $12,278             $12,259                           $14,232
              $13,542         $18,758             $12,456             $12,455                           $14,118
              $13,897         $19,626             $12,514             $12,521                           $14,354
              $14,302         $19,962             $12,640             $12,652                           $14,591
              $14,153         $20,183             $12,802             $12,830                           $14,640
              $14,347         $21,638             $12,792             $12,804                           $14,992
              $14,772         $22,745             $12,836             $12,844                           $15,338
              $14,622         $22,974             $12,903             $12,908                           $15,350
              $14,413         $22,579             $13,026             $13,047                           $15,301
              $14,494         $23,496             $13,136             $13,180                           $15,428
              $14,223         $23,246             $13,164             $13,190                           $15,285
              $13,300         $19,889             $13,378             $13,448                           $14,508
              $13,919         $21,163             $13,692             $13,832                           $14,961
              $14,003         $22,883             $13,619             $13,735                           $15,242
              $14,448         $24,269             $13,697             $13,817                           $15,591
              $14,363         $25,667             $13,738             $13,851                           $15,858
              $14,204         $26,740             $13,836             $13,949                           $15,934
              $13,797         $25,909             $13,594             $13,617                           $15,618
              $14,008         $26,945             $13,670             $13,685                           $15,839
              $14,719         $27,988             $13,713             $13,719                           $16,268
              $14,744         $27,329             $13,593             $13,577                           $16,121
              $14,770         $28,844             $13,550             $13,535                           $16,300
              $14,605         $27,945             $13,492             $13,498                           $16,137
8/99          $14,568         $27,806             $13,485             $13,487                           $16,013
              $14,401         $27,045             $13,642             $13,608                           $15,898
              $14,427         $28,756             $13,692             $13,644                           $16,163
              $14,194         $29,340             $13,691             $13,636                           $16,231
              $14,247         $31,067             $13,625             $13,553                           $16,509
              $14,275         $29,506             $13,580             $13,549                           $16,259
              $14,101         $28,949             $13,745             $13,719                           $16,271
              $14,330         $31,779             $13,926             $13,917                           $16,826
              $14,831         $30,823             $13,886             $13,850                           $16,617
              $14,995         $30,192             $13,879             $13,837                           $16,595
              $15,091         $30,937             $14,168             $14,119                           $16,791
              $15,325         $30,453             $14,297             $14,269                           $16,784
              $16,187         $32,344             $14,504             $14,470                           $17,352
              $16,495         $30,637             $14,595             $14,525                           $17,230
              $16,242         $30,507             $14,692             $14,616                           $17,165
              $16,129         $28,103             $14,932             $14,866                           $16,789
              $17,080         $28,241             $15,209             $15,159                           $17,247
              $17,039         $29,243             $15,458             $15,414                           $17,535
              $17,359         $26,578             $15,592             $15,573                           $17,218
              $17,095         $24,895             $15,671             $15,644                           $16,913
              $17,420         $26,828             $15,606             $15,527                           $17,370
              $17,746         $27,008             $15,700             $15,616                           $17,476
              $17,329         $26,351             $15,759             $15,691                           $17,334
              $17,134         $26,092             $16,111             $16,082                           $17,386
              $17,316         $24,460             $16,296             $16,289                           $17,205
              $16,509         $22,485             $16,486             $16,438                           $16,639
10/01         $16,616         $22,914             $16,831             $16,855                           $16,869
              $16,955         $24,671             $16,599             $16,579                           $17,173
              $17,104         $24,887             $16,493             $16,448                           $17,236
              $17,214         $24,524             $16,627             $16,569                           $17,164
              $17,326         $24,051             $16,788             $16,710                           $17,148
              $17,835         $24,956             $16,509             $16,371                           $17,407
              $17,933         $23,444             $16,829             $16,688                           $17,345
              $17,869         $23,271             $16,972             $16,842                           $17,365
              $16,753         $21,614             $17,118             $16,985                           $16,862
              $15,956         $19,930             $17,325             $17,190                           $16,263
              $16,465         $20,060             $17,618             $17,575                           $16,455
              $15,743         $17,882             $17,903             $17,953                           $15,845
              $15,843         $19,455             $17,821             $17,781                           $16,135
              $16,696         $20,599             $17,817             $17,792                           $16,567
              $16,842         $19,389             $18,185             $18,263                           $16,489
              $16,860         $18,882             $18,200             $18,263                           $16,362
              $16,710         $18,598             $18,452             $18,588                           $16,318
              $17,070         $18,777             $18,438             $18,564                           $16,373
              $18,123         $20,325             $18,590             $18,762                           $17,032
              $19,096         $21,394             $18,936             $19,295                           $17,624
              $19,463         $21,668             $18,899             $19,218                           $17,757
              $19,218         $22,050             $18,264             $18,413                           $17,634
              $19,502         $22,479             $18,385             $18,534                           $17,817
9/30/03       $20,005         $22,241             $18,871             $19,121                           $18,031

26 | Past performance does not guarantee future results. | Annual Report

[SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS R                     9/30/03
--------------------------------------
  1-Year                      +26.31%
--------------------------------------
  Since Inception (1/1/02)     +9.27%




CLASS R (1/1/02-9/30/03)

[LINE CHART OMITTED]



                   Franklin        S&P    LB U.S. Aggregate  LB Gov't./Credit     Lipper Income
                   Income Fund     500 7      Index 7        Index 7                Average 7
1/02               $10,000         $10,000     $10,000          $10,000              $10,000
                   $10,069         $9,854      $10,081          $10,073              $9,958
                   $10,136         $9,664      $10,179          $10,159              $9,949
                   $10,390         $10,028     $10,009           $9,953              $10,099
                   $10,448         $9,420      $10,203          $10,146              $10,063
                   $10,412         $9,351      $10,290          $10,239              $10,075
6/02                $9,709         $8,685      $10,379          $10,326              $9,783
                    $9,289         $8,008      $10,504          $10,451              $9,436
                    $9,590         $8,061      $10,682          $10,685              $9,547
                    $9,166         $7,185      $10,855          $10,915              $9,193
                    $9,178         $7,817      $10,805          $10,811              $9,361
                    $9,681         $8,277      $10,802          $10,817              $9,612
12/02               $9,817         $7,791      $11,025          $11,104              $9,567
                    $9,829         $7,587      $11,035          $11,103              $9,493
                    $9,741         $7,473      $11,188          $11,301              $9,467
                    $9,905         $7,545      $11,179          $11,286              $9,499
                   $10,577         $8,167      $11,271          $11,407              $9,881
                   $11,102         $8,596      $11,481          $11,731              $10,225
6/03               $11,319         $8,706      $11,459          $11,684              $10,302
                   $11,227         $8,860      $11,073          $11,194              $10,231
                   $11,344         $9,032      $11,147          $11,268              $10,337
9/03               $11,670         $8,937      $11,442          $11,625              $10,461


[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS 6             9/30/03
--------------------------------------
  1-Year                      +28.47%
--------------------------------------
  5-Year                       +8.15%
--------------------------------------
  10-Year                      +8.25%


ADVISOR CLASS (10/1/93-9/30/03) 6

[LINE CHART OMITTED]

                   Franklin           S&P      LB U.S. Aggregate  LB Gov't./Credit    Lipper Income
                   Income Fund        500 7    Index 7            Index 7             Average 7
10/93              $10,000           $10,000     $10,000               $10,000           $10,000
                   $10,184           $10,207     $10,037               $10,041           $10,104
                   $10,082           $10,109      $9,952                $9,927           $9,967
                   $10,308           $10,232     $10,006                $9,971           $10,128
                   $10,413           $10,579     $10,141               $10,121           $10,347
                   $10,180           $10,292      $9,965                $9,901           $10,100
                    $9,775           $9,844       $9,719                $9,659           $9,764
                    $9,754           $9,971       $9,642                $9,579           $9,787
                    $9,690           $10,134      $9,640                $9,561           $9,810
                    $9,624           $9,886       $9,619                $9,538           $9,689
                    $9,777           $10,210      $9,810                $9,729           $9,899
                    $9,931           $10,628      $9,822                $9,733           $10,084
                    $9,865           $10,368      $9,678                $9,586           $9,939
                    $9,888           $10,601      $9,669                $9,575           $9,975
                    $9,775           $10,215      $9,647                $9,558           $9,759
                    $9,651           $10,366      $9,714                $9,621           $9,760
                    $9,767           $10,635      $9,906                $9,806           $9,924
                    $9,930           $11,049     $10,142               $10,033           $10,152
                   $10,047           $11,374     $10,204               $10,100           $10,295
                   $10,307           $11,709     $10,347               $10,241           $10,493
                   $10,664           $12,176     $10,747               $10,670           $10,832
                   $10,784           $12,459     $10,826               $10,756           $10,931
                   $10,904           $12,872     $10,802               $10,714           $11,096
                   $11,026           $12,904     $10,932               $10,851           $11,189
                   $11,246           $13,448     $11,038               $10,962           $11,443
                   $11,270           $13,400     $11,182               $11,123           $11,431
                   $11,444           $13,988     $11,349               $11,306           $11,714
                   $11,706           $14,257     $11,509               $11,472           $11,928
                   $12,035           $14,742     $11,585               $11,544           $12,146
                   $11,805           $14,879     $11,384               $11,299           $12,090
3/96               $11,779           $15,022     $11,305               $11,204           $12,109
                   $11,752           $15,243     $11,241               $11,127           $12,142
                   $11,882           $15,636     $11,218               $11,108           $12,238
                   $12,119           $15,696     $11,369               $11,257           $12,340
                   $11,934           $15,002     $11,400               $11,283           $12,088
                   $12,119           $15,319     $11,381               $11,255           $12,228
                   $12,307           $16,181     $11,579               $11,455           $12,508
                   $12,549           $16,627     $11,836               $11,722           $12,796
                   $12,847           $17,883     $12,038               $11,938           $13,230
                   $12,929           $17,528     $11,927               $11,805           $13,186
                   $13,067           $18,623     $11,963               $11,819           $13,414
                   $13,263           $18,769     $11,993               $11,844           $13,506
                   $12,957           $17,999     $11,860               $11,703           $13,250
                   $13,044           $19,073     $12,037               $11,875           $13,450
                   $13,413           $20,233     $12,151               $11,985           $13,870
                   $13,728           $21,139     $12,295               $12,129           $14,193
                   $14,102           $22,820     $12,627               $12,500           $14,740
                   $14,018           $21,543     $12,519               $12,360           $14,479
                   $14,397           $22,722     $12,704               $12,554           $14,933
                   $14,252           $21,964     $12,888               $12,755           $14,814
                   $14,635           $22,980     $12,948               $12,823           $15,061
                   $15,132           $23,374     $13,078               $12,957           $15,310
                   $14,924           $23,633     $13,246               $13,140           $15,362
                   $15,138           $25,336     $13,236               $13,113           $15,731
                   $15,596           $26,632     $13,281               $13,154           $16,094
                   $15,445           $26,900     $13,351               $13,220           $16,107
                   $15,231           $26,439     $13,477               $13,362           $16,055
                   $15,325           $27,512     $13,592               $13,498           $16,189
                   $15,046           $27,219     $13,621               $13,508           $16,038
                   $14,074           $23,288     $13,842               $13,772           $15,223
9/98               $14,803           $24,780     $14,166               $14,166           $15,698
                   $14,837           $26,794     $14,091               $14,066           $15,993
                   $15,319           $28,417     $14,171               $14,150           $16,360
                   $15,302           $30,054     $14,214               $14,185           $16,639
                   $15,075           $31,310     $14,315               $14,285           $16,719
                   $14,650           $30,337     $14,066               $13,946           $16,388
                   $14,884           $31,550     $14,144               $14,015           $16,619
                   $15,652           $32,772     $14,188               $14,050           $17,070
                   $15,687           $31,999     $14,064               $13,905           $16,916
                   $15,723           $33,774     $14,019               $13,862           $17,104
                   $15,555           $32,721     $13,960               $13,823           $16,933
                   $15,523           $32,559     $13,952               $13,812           $16,802
                   $15,352           $31,667     $14,114               $13,937           $16,681
                   $15,389           $33,670     $14,167               $13,973           $16,960
                   $15,147           $34,355     $14,165               $13,965           $17,031
                   $15,213           $36,377     $14,097               $13,880           $17,323
                   $15,252           $34,550     $14,051               $13,876           $17,061
                   $15,074           $33,896     $14,221               $14,050           $17,073
                   $15,329           $37,210     $14,408               $14,253           $17,655
                   $15,804           $36,091     $14,367               $14,184           $17,436
                   $16,062           $35,352     $14,360               $14,171           $17,413
                   $16,174           $36,224     $14,659               $14,460           $17,619
                   $16,361           $35,658     $14,792               $14,613           $17,612
                   $17,298           $37,872     $15,007               $14,820           $18,207
                   $17,639           $35,873     $15,101               $14,875           $18,080
                   $17,376           $35,721     $15,201               $14,969           $18,011
                   $17,339           $32,907     $15,450               $15,225           $17,617
                   $18,300           $33,068     $15,736               $15,525           $18,098
                   $18,344           $34,241     $15,993               $15,785           $18,400
                   $18,701           $31,121     $16,133               $15,948           $18,067
3/01               $18,346           $29,150     $16,214               $16,021           $17,747
                   $18,788           $31,414     $16,146               $15,901           $18,226
                   $19,072           $31,624     $16,244               $15,993           $18,337
                   $18,629           $30,855     $16,305               $16,070           $18,189
                   $18,428           $30,551     $16,670               $16,470           $18,243
                   $18,635           $28,640     $16,861               $16,681           $18,054
                   $17,852           $26,328     $17,057               $16,835           $17,460
                   $17,896           $26,830     $17,414               $17,262           $17,701
                   $18,275           $28,888     $17,174               $16,979           $18,019
                   $18,448           $29,141     $17,065               $16,845           $18,086
                   $18,663           $28,716     $17,203               $16,969           $18,010
                   $18,794           $28,162     $17,370               $17,113           $17,994
                   $19,274           $29,221     $17,081               $16,766           $18,265
                   $19,478           $27,450     $17,412               $17,090           $18,200
                   $19,419           $27,249     $17,560               $17,248           $18,221
                   $18,123           $25,309     $17,712               $17,395           $17,693
                   $17,351           $23,336     $17,926               $17,604           $17,065
                   $17,829           $23,489     $18,228               $17,999           $17,266
                   $17,047           $20,939     $18,523               $18,386           $16,626
                   $17,167           $22,780     $18,439               $18,210           $16,930
                   $18,110           $24,119     $18,434               $18,221           $17,384
                   $18,277           $22,703     $18,815               $18,704           $17,302
                   $18,398           $22,109     $18,831               $18,703           $17,169
                   $18,242           $21,777     $19,092               $19,037           $17,122
                   $18,554           $21,987     $19,077               $19,012           $17,181
                   $19,722           $23,798     $19,234               $19,215           $17,871
                   $20,802           $25,051     $19,593               $19,761           $18,493
                   $21,217           $25,371     $19,554               $19,682           $18,632
                   $20,959           $25,819     $18,897               $18,857           $18,503
                   $21,283           $26,321     $19,022               $18,981           $18,696
9/03               $22,088           $26,042     $19,526               $19,582           $18,920


        Annual Report | Past performance does not guarantee future results. | 27

ENDNOTES


THE RISKS ASSOCIATED WITH HIGHER YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS B1(formerly Class B): Subject to no initial sales charge, but subject to a CDSC declining from 4% to 0% over six years. (formerly Class B): These shares have higher annual fees and expenses than Class A shares. Effective 11/1/01, closed to new investors.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, B1, R and Advisor) per share on 9/30/03.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/03.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +70.85% and +8.26%.

7. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Gov't/Credit Index includes Treasuries, agency securities, publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The LB U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index is a composite of the Government/Credit Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. As of 9/30/03, the Lipper Income Funds Average consisted of 149 funds. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if such charges had been considered.


28 | Past performance does not guarantee future results. | Annual Report

Franklin U.S. Government Securities Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin U.S. Government Securities Fund seeks high, current income from a portfolio of U.S. government securities.



  [SIDEBAR]
  Since 1983, the Fund has invested primarily in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal. 1 Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.



We are pleased to bring you Franklin U.S. Government Securities Fund's annual report covering the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

During the 12 months under review, Franklin U.S. Government Securities Fund - Class A posted a +2.66% cumulative total return, as shown in the Performance Summary beginning on page 33. The Fund - Class A outperformed the Lehman



FRANKLIN U.S. GOVERNMENT SECURITIES FUND -
CLASS A VS. COMPARABLE INVESTMENTS*
Risk vs. Return (10/98-9/03)

                                                         Risk       Return
--------------------------------------------------------------------------------
1-Year Treasury Bill                                     0.92%      4.43%
10-Year Treasury Note                                    8.03%      5.87%
30-Year Treasury Bond                                   12.16%      5.50%
Franklin U.S. Government Securities Fund - Class A       2.85%      5.78%




*Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The Fund's Class A shares' average annual total return does not include the current, maximum 4.25% initial sales charge. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance does not guarantee future results.

1. U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 86.


                                                              Annual Report | 29

[SIDEBAR]

YIELD COMPARISON
9/30/03

Franklin U.S. Government Securities Fund - Class A*  3.28%
10-Year Treasury Note*                               3.96%
Lipper GNMA Funds Average*                           2.27%
Money Market Funds Average*                          0.37%

*Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by the SEC, is based on earnings of the Fund's portfolio for the 30 days ended 9/30/03. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. Lipper averages do not include sales charges.




Brothers Intermediate U.S. Government Bond Index, which returned 2.49%, and the Lipper GNMA Funds Average, which returned 2.62% for the same period.2 The Fund's return reflects the effect of management fees and expenses, while indexes do not have such costs.


ECONOMIC AND MARKET OVERVIEW

Uncertainty about the economy's strength and geopolitical events pushed interest rates down during the first part of the reporting period. By mid-June, 10-year U.S. Treasury yields fell to 3.11%, the lowest level in more than 45 years. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. Prepayments on mortgage-backed securities increased as well. Additionally, refinancing activity, stabilized equity markets, rising home values and improved consumer net worths allowed consumers to continue spending. In fact, retail sales grew 7.5% in September 2003 from a year earlier, helping the economy expand.

Many businesses took the opportunity of a lower interest rate environment to refinance their old debt at more attractive levels. This helped enhance business operating performance. Credit-related fixed income products also benefited from this improvement. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. In fact, core inflation (excluding food and energy) for September 2003 increased at a rate of 1.2% compared with the same month a year earlier. Expectations for continued low inflation contributed to a historically lower overall interest rate environment during the period.

As some of the immediate perceived risks related to the Iraq war subsided in late spring, and economic activity and domestic equity markets rebounded, interest rates rose as investors tolerated more risk in their portfolios. Rising interest rates led to higher mortgage rates, and prepayments declined.




2. Source: Standard & Poor's Micropal; Lipper Inc. The unmanaged Lehman Brothers Intermediate U.S. Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value-weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Average consisted of 66 funds on 9/30/03, and does not include sales charges. Fund performance relative to the average might have differed if such charges had been considered. The indexes include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

30  | Annual Report

DIVIDEND DISTRIBUTIONS
Franklin U.S. Government Securities Fund
10/1/02-9/30/03

----------------------------------------------------------------------------------
                                        DIVIDEND PER SHARE
                 -----------------------------------------------------------------
   MONTH          CLASS A     CLASS B      CLASS C       CLASS R    ADVISOR CLASS
----------------------------------------------------------------------------------
   October       3.38 cents   3.09 cents   3.09 cents   3.17 cents   3.44 cents
----------------------------------------------------------------------------------
   November      2.98 cents   2.69 cents   2.69 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   December      2.98 cents   2.67 cents   2.68 cents   2.77 cents   3.06 cents
----------------------------------------------------------------------------------
   January       2.98 cents   2.67 cents   2.68 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   February      2.98 cents   2.67 cents   2.68 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   March         2.98 cents   2.67 cents   2.71 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   April         2.98 cents   2.67 cents   2.71 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   May           2.98 cents   2.67 cents   2.71 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   June          2.98 cents   2.69 cents   2.66 cents   2.77 cents   3.07 cents
----------------------------------------------------------------------------------
   July          2.98 cents   2.69 cents   2.66 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   August        2.98 cents   2.69 cents   2.66 cents   2.77 cents   3.05 cents
----------------------------------------------------------------------------------
   September     2.98 cents   2.70 cents   2.67 cents   2.79 cents   3.05 cents
----------------------------------------------------------------------------------
   TOTAL        36.16 CENTS  32.57 CENTS  32.60 CENTS  33.66 CENTS  37.02 CENTS



INVESTMENT STRATEGY

We seek to invest substantially all of the Fund's assets in Ginnie Mae obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments include short-term government securities and cash.


MANAGER'S DISCUSSION

During the Fund's fiscal year, we sought areas of the Ginnie Mae market where we believed prepayment risk was mispriced, which led us to securities primarily in the 5% to 7% coupon range. We also purchased some higher coupon securities when we saw value. Our main focus was coupon and maturity selection in managing the Fund's duration, or sensitivity to changing interest rates, rather than predicting interest rate movements. Ginnie Mae mortgage passthroughs have historically been a lower volatility asset class across interest rate cycles. We continued to see favorable return characteristics over the past year, as is evidenced by the Fund's returns.



                                                              Annual Report | 31

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years to come.







[PHOTO]
/s/Jack Lemein
Jack Lemein



[PHOTO]
/s/Roger A. Bayston, CFA
Roger A. Bayston, CFA



[PHOTO]
/s/T. Anthony Coffey, CFA
T. Anthony Coffey, CFA

Portfolio Management Team
Franklin U.S. Government Securities Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


32  | Annual Report

Performance Summary as of 9/30/03

FRANKLIN U.S. GOVERNMENT SECURITIES FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $6.81           $6.99
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3616
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $6.80           $6.98
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3257
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $6.78           $6.97
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3260
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $6.81           $6.99
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3366
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           9/30/03          9/30/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $6.83           $7.01
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3702



        Annual Report | Past performance does not guarantee future results. | 33

PERFORMANCE

------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +2.66%           +32.42%          +83.83%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -1.70%            +4.86%           +5.82%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                  5.03%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 4          3.28%
------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +2.13%           +20.52%          +28.50%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -1.76%            +5.53%           +5.08%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                  4.76%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 4          2.90%
------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +2.00%           +28.88%          +68.10%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +0.02%            +5.00%           +6.23%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                  4.68%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 4          2.87%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                               +2.29%           +9.49%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                           +1.32%           +5.34%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                  4.92%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 4          3.05%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                                        1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +2.79%           +33.33%          +86.19%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +2.79%            +5.92%           +6.41%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                  5.36%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 4          3.54%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


34 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (10/1/93-9/30/03)

[LINE GRAPH]




                         Franklin U.S. Government     B Intermediate U.S.             Lipper GNMA
                         Securities Fund              overnment Bond Index 6         Funds Average 6            CPI 6
10/1/93                      $9,574                          $10,000                    $10,000                $10,000
                             $9,593                          $10,024                    $10,026                $10,041
                             $9,558                          $9,974                     $9,969                 $10,048
                             $9,631                          $10,015                    $10,049                $10,048
                             $9,719                          $10,114                    $10,145                $10,076
                             $9,628                          $9,975                     $10,053                $10,110
                             $9,358                          $9,830                     $9,798                 $10,145
                             $9,295                          $9,766                     $9,727                 $10,159
                             $9,301                          $9,773                     $9,742                 $10,165
                             $9,258                          $9,775                     $9,713                 $10,200
                             $9,428                          $9,904                     $9,874                 $10,227
                             $9,456                          $9,932                     $9,892                 $10,269
                             $9,327                          $9,850                     $9,760                 $10,296
                             $9,299                          $9,852                     $9,729                 $10,303
                             $9,285                          $9,809                     $9,703                 $10,317
                             $9,372                          $9,841                     $9,795                 $10,317
                             $9,563                          $10,001                    $9,982                 $10,358
                             $9,799                          $10,193                    $10,224                $10,400
                             $9,844                          $10,250                    $10,266                $10,434
                             $9,978                          $10,368                    $10,401                $10,469
                            $10,311                          $10,661                    $10,741                $10,489
                            $10,373                          $10,729                    $10,803                $10,510
                            $10,389                          $10,734                    $10,797                $10,510
                            $10,498                          $10,822                    $10,910                $10,538
                            $10,592                          $10,895                    $11,020                $10,558
                            $10,702                          $11,014                    $11,125                $10,593
                            $10,813                          $11,149                    $11,265                $10,586
                            $10,940                          $11,259                    $11,409                $10,579
                            $11,005                          $11,354                    $11,474                $10,641
                            $10,911                          $11,234                    $11,327                $10,675
                            $10,864                          $11,182                    $11,277                $10,731
4/30/96                     $10,818                          $11,150                    $11,230                $10,772
                            $10,787                          $11,144                    $11,184                $10,793
                            $10,918                          $11,257                    $11,306                $10,799
                            $10,953                          $11,292                    $11,345                $10,820
                            $10,954                          $11,305                    $11,340                $10,841
                            $11,138                          $11,451                    $11,521                $10,875
                            $11,340                          $11,639                    $11,753                $10,910
                            $11,509                          $11,779                    $11,932                $10,930
                            $11,443                          $11,716                    $11,847                $10,930
                            $11,513                          $11,761                    $11,921                $10,965
                            $11,548                          $11,780                    $11,945                $10,999
                            $11,515                          $11,713                    $11,820                $11,027
                            $11,690                          $11,845                    $12,002                $11,041
                            $11,792                          $11,937                    $12,117                $11,034
                            $11,931                          $12,040                    $12,256                $11,048
                            $12,157                          $12,262                    $12,507                $11,061
                            $12,120                          $12,215                    $12,457                $11,082
                            $12,261                          $12,347                    $12,621                $11,110
                            $12,384                          $12,491                    $12,751                $11,137
                            $12,400                          $12,519                    $12,781                $11,130
                            $12,525                          $12,621                    $12,903                $11,116
                            $12,650                          $12,785                    $13,033                $11,137
                            $12,649                          $12,772                    $13,046                $11,158
                            $12,702                          $12,812                    $13,088                $11,178
                            $12,793                          $12,873                    $13,157                $11,199
                            $12,880                          $12,961                    $13,257                $11,220
                            $12,931                          $13,048                    $13,314                $11,234
                            $13,000                          $13,099                    $13,370                $11,247
                            $13,127                          $13,346                    $13,501                $11,261
                            $13,292                          $13,658                    $13,677                $11,275
10/31/98                    $13,229                          $13,680                    $13,611                $11,303
                            $13,301                          $13,639                    $13,687                $11,303
                            $13,353                          $13,692                    $13,736                $11,296
                            $13,444                          $13,753                    $13,816                $11,323
                            $13,360                          $13,564                    $13,710                $11,337
                            $13,433                          $13,654                    $13,795                $11,371
                            $13,486                          $13,691                    $13,847                $11,454
                            $13,381                          $13,607                    $13,747                $11,454
                            $13,315                          $13,627                    $13,669                $11,454
                            $13,209                          $13,629                    $13,586                $11,489
                            $13,219                          $13,648                    $13,568                $11,516
                            $13,432                          $13,765                    $13,781                $11,571
                            $13,504                          $13,792                    $13,831                $11,592
                            $13,514                          $13,802                    $13,839                $11,599
                            $13,463                          $13,758                    $13,773                $11,599
                            $13,349                          $13,712                    $13,661                $11,633
                            $13,505                          $13,826                    $13,821                $11,702
                            $13,704                          $13,983                    $14,029                $11,799
                            $13,672                          $13,978                    $14,004                $11,806
                            $13,727                          $14,015                    $14,053                $11,819
                            $13,953                          $14,238                    $14,299                $11,881
                            $14,029                          $14,332                    $14,358                $11,909
                            $14,237                          $14,493                    $14,562                $11,909
                            $14,359                          $14,620                    $14,687                $11,971
                            $14,461                          $14,720                    $14,775                $11,992
                            $14,672                          $14,936                    $14,991                $11,999
                            $14,884                          $15,199                    $15,208                $11,992
                            $15,098                          $15,402                    $15,439                $12,068
                            $15,179                          $15,543                    $15,529                $12,116
                            $15,260                          $15,656                    $15,617                $12,143
4/30/01                     $15,275                          $15,606                    $15,591                $12,192
                            $15,380                          $15,671                    $15,691                $12,247
                            $15,418                          $15,721                    $15,741                $12,267
                            $15,707                          $16,014                    $16,040                $12,233
                            $15,814                          $16,156                    $16,157                $12,233
                            $16,014                          $16,501                    $16,385                $12,288
                            $16,235                          $16,759                    $16,604                $12,247
                            $16,084                          $16,559                    $16,432                $12,226
                            $16,026                          $16,479                    $16,343                $12,178
                            $16,153                          $16,550                    $16,500                $12,205
                            $16,351                          $16,687                    $16,673                $12,254
                            $16,146                          $16,435                    $16,470                $12,323
                            $16,443                          $16,743                    $16,773                $12,391
                            $16,548                          $16,859                    $16,882                $12,391
                            $16,678                          $17,070                    $17,018                $12,398
                            $16,857                          $17,392                    $17,214                $12,412
                            $17,013                          $17,591                    $17,354                $12,453
                            $17,145                          $17,893                    $17,503                $12,474
                            $17,203                          $17,881                    $17,527                $12,495
                            $17,203                          $17,739                    $17,519                $12,495
                            $17,401                          $18,067                    $17,708                $12,467
                            $17,451                          $18,027                    $17,743                $12,522
                            $17,525                          $18,231                    $17,843                $12,619
                            $17,525                          $18,234                    $17,830                $12,695
                            $17,575                          $18,286                    $17,875                $12,667
                            $17,574                          $18,573                    $17,916                $12,646
                            $17,625                          $18,542                    $17,948                $12,660
                            $17,215                          $18,092                    $17,557                $12,674
                            $17,343                          $18,125                    $17,673                $12,722
9/30/03                     $17,601                          $18,518                    $17,966                $12,764


CLASS B (1/1/99-9/30/03)

[LINE GRAPH]

                     Franklin U.S. Government   LB Intermediate U.S.         Lipper GNMA
                         Securities Fund        Government Bond Index 6      Funds Average 6       CPI 6
1/1/99                       $10,000                   $10,000                 $10,000            $10,000
                             $10,068                   $10,045                 $10,058            $10,024
                             $9,986                    $9,907                  $9,981             $10,037
                             $10,051                   $9,973                  $10,042            $10,067
                             $10,087                   $10,000                 $10,081            $10,140
                             $10,005                   $9,938                  $10,008            $10,140
                             $9,936                    $9,953                  $9,951             $10,140
                             $9,868                    $9,954                  $9,890             $10,171
                             $9,856                    $9,968                  $9,877             $10,195
                             $10,025                   $10,053                 $10,032            $10,244
                             $10,074                   $10,073                 $10,069            $10,262
                             $10,062                   $10,080                 $10,075            $10,268
                             $10,019                   $10,049                 $10,026            $10,268
                             $9,946                    $10,015                 $9,945             $10,299
                             $10,042                   $10,098                 $10,061            $10,360
3/31/00                      $10,186                   $10,213                 $10,213            $10,445
                             $10,174                   $10,209                 $10,195            $10,451
                             $10,210                   $10,236                 $10,231            $10,464
                             $10,373                   $10,399                 $10,410            $10,519
                             $10,410                   $10,468                 $10,452            $10,543
                             $10,560                   $10,585                 $10,601            $10,543
                             $10,662                   $10,678                 $10,692            $10,598
                             $10,717                   $10,751                 $10,756            $10,616
                             $10,869                   $10,909                 $10,913            $10,622
                             $11,021                   $11,101                 $11,071            $10,616
                             $11,191                   $11,249                 $11,240            $10,683
                             $11,230                   $11,352                 $11,305            $10,726
                             $11,302                   $11,434                 $11,369            $10,750
                             $11,291                   $11,398                 $11,350            $10,793
5/31/01                      $11,364                   $11,446                 $11,423            $10,842
                             $11,403                   $11,482                 $11,459            $10,860
                             $11,595                   $11,696                 $11,677            $10,830
                             $11,669                   $11,800                 $11,762            $10,830
                             $11,829                   $12,052                 $11,928            $10,879
                             $11,970                   $12,240                 $12,088            $10,842
                             $11,871                   $12,094                 $11,962            $10,824
                             $11,806                   $12,035                 $11,898            $10,781
                             $11,912                   $12,087                 $12,012            $10,805
                             $12,035                   $12,187                 $12,138            $10,848
                             $11,879                   $12,004                 $11,990            $10,909
                             $12,092                   $12,228                 $12,210            $10,970
                             $12,164                   $12,314                 $12,290            $10,970
                             $12,254                   $12,468                 $12,389            $10,976
7/31/02                      $12,381                   $12,703                 $12,532            $10,988
                             $12,490                   $12,848                 $12,633            $11,025
                             $12,582                   $13,068                 $12,742            $11,043
                             $12,620                   $13,059                 $12,760            $11,062
                             $12,614                   $12,956                 $12,753            $11,062
                             $12,754                   $13,196                 $12,891            $11,037
                             $12,785                   $13,166                 $12,917            $11,086
                             $12,834                   $13,315                 $12,989            $11,171
                             $12,828                   $13,318                 $12,980            $11,239
                             $12,859                   $13,355                 $13,013            $11,214
                             $12,871                   $13,565                 $13,043            $11,196
                             $12,884                   $13,543                 $13,066            $11,208
                             $12,578                   $13,214                 $12,781            $11,220
                             $12,667                   $13,238                 $12,866            $11,263
9/30/03                      $12,653                   $13,525                 $13,079            $11,300


        Annual Report | Past performance does not guarantee future results. | 35

[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     9/30/03
--------------------------------------
  1-Year                       +0.02%
--------------------------------------
  5-Year                       +5.00%
--------------------------------------
  Since Inception (5/1/95)     +6.23%




CLASS C (5/1/95-9/30/03)
[LINE CHART OMITTED]

                         Franklin U.S. Government      LB Intermediate U.S.              Lipper GNMA
                         Securities Fund               Government Bond Index 6           Funds Average 6     CPI 6
5/1/95                        $9,896                         $10,000                      $10,000           $10,000
                              $10,194                        $10,282                      $10,326           $10,020
                              $10,249                        $10,347                      $10,386           $10,039
                              $10,260                        $10,352                      $10,381           $10,039
                              $10,362                        $10,438                      $10,489           $10,066
                              $10,454                        $10,508                      $10,595           $10,086
                              $10,557                        $10,623                      $10,695           $10,119
                              $10,661                        $10,753                      $10,830           $10,112
                              $10,780                        $10,859                      $10,969           $10,105
                              $10,853                        $10,950                      $11,031           $10,165
                              $10,754                        $10,834                      $10,890           $10,197
                              $10,687                        $10,785                      $10,842           $10,250
                              $10,652                        $10,754                      $10,796           $10,290
                              $10,616                        $10,748                      $10,752           $10,309
                              $10,725                        $10,857                      $10,869           $10,316
                              $10,754                        $10,891                      $10,907           $10,336
                              $10,766                        $10,903                      $10,902           $10,355
                              $10,930                        $11,044                      $11,076           $10,388
                              $11,123                        $11,225                      $11,299           $10,421
                              $11,301                        $11,361                      $11,472           $10,441
                              $11,214                        $11,300                      $11,389           $10,441
                              $11,294                        $11,343                      $11,461           $10,474
                              $11,307                        $11,361                      $11,484           $10,507
                              $11,269                        $11,297                      $11,363           $10,533
                              $11,434                        $11,424                      $11,538           $10,546
                              $11,546                        $11,513                      $11,649           $10,540
                              $11,675                        $11,612                      $11,783           $10,553
                              $11,892                        $11,826                      $12,025           $10,566
                              $11,833                        $11,781                      $11,977           $10,586
9/30/97                       $11,966                        $11,909                      $12,134           $10,612
                              $12,081                        $12,047                      $12,259           $10,639
                              $12,091                        $12,074                      $12,288           $10,632
                              $12,208                        $12,172                      $12,405           $10,619
                              $12,324                        $12,331                      $12,530           $10,639
                              $12,317                        $12,318                      $12,542           $10,658
                              $12,363                        $12,356                      $12,583           $10,678
                              $12,446                        $12,415                      $12,649           $10,698
                              $12,526                        $12,501                      $12,745           $10,718
                              $12,569                        $12,585                      $12,800           $10,731
                              $12,632                        $12,633                      $12,854           $10,744
                              $12,749                        $12,872                      $12,980           $10,757
                              $12,905                        $13,173                      $13,149           $10,770
                              $12,819                        $13,194                      $13,086           $10,797
                              $12,901                        $13,154                      $13,159           $10,797
                              $12,946                        $13,205                      $13,206           $10,790
                              $13,028                        $13,264                      $13,283           $10,816
                              $12,941                        $13,082                      $13,181           $10,829
                              $13,006                        $13,169                      $13,262           $10,862
                              $13,051                        $13,205                      $13,313           $10,941
                              $12,943                        $13,124                      $13,217           $10,941
                              $12,874                        $13,143                      $13,142           $10,941
                              $12,765                        $13,144                      $13,061           $10,974
                              $12,770                        $13,163                      $13,044           $11,001
9/30/99                       $12,970                        $13,276                      $13,249           $11,053
                              $13,033                        $13,302                      $13,297           $11,073
                              $13,037                        $13,311                      $13,305           $11,080
                              $12,982                        $13,269                      $13,241           $11,080
                              $12,867                        $13,225                      $13,134           $11,113
                              $13,012                        $13,334                      $13,287           $11,178
                              $13,198                        $13,487                      $13,488           $11,271
                              $13,161                        $13,481                      $13,464           $11,277
                              $13,208                        $13,517                      $13,511           $11,290
                              $13,420                        $13,732                      $13,747           $11,350
                              $13,468                        $13,823                      $13,804           $11,376
                              $13,662                        $13,978                      $14,000           $11,376
                              $13,795                        $14,100                      $14,120           $11,435
                              $13,886                        $14,197                      $14,205           $11,455
                              $14,062                        $14,405                      $14,412           $11,461
                              $14,260                        $14,659                      $14,621           $11,455
                              $14,480                        $14,854                      $14,843           $11,527
                              $14,530                        $14,991                      $14,930           $11,573
                              $14,624                        $15,099                      $15,015           $11,600
                              $14,631                        $15,052                      $14,989           $11,646
                              $14,704                        $15,114                      $15,085           $11,698
                              $14,755                        $15,162                      $15,133           $11,718
                              $15,004                        $15,445                      $15,421           $11,685
                              $15,100                        $15,582                      $15,533           $11,685
                              $15,307                        $15,915                      $15,752           $11,738
                              $15,490                        $16,163                      $15,963           $11,698
11/30/01                      $15,361                        $15,970                      $15,797           $11,679
                              $15,276                        $15,893                      $15,712           $11,633
                              $15,413                        $15,962                      $15,863           $11,659
                              $15,573                        $16,094                      $16,030           $11,705
                              $15,370                        $15,851                      $15,834           $11,771
                              $15,647                        $16,148                      $16,125           $11,837
                              $15,741                        $16,260                      $16,230           $11,837
                              $15,858                        $16,464                      $16,362           $11,843
                              $16,023                        $16,774                      $16,550           $11,856
                              $16,165                        $16,965                      $16,684           $11,896
                              $16,307                        $17,257                      $16,827           $11,916
                              $16,333                        $17,245                      $16,851           $11,935
                              $16,325                        $17,109                      $16,842           $11,935
                              $16,507                        $17,425                      $17,024           $11,909
                              $16,547                        $17,387                      $17,058           $11,962
                              $16,635                        $17,583                      $17,154           $12,054
                              $16,604                        $17,586                      $17,142           $12,126
                              $16,645                        $17,636                      $17,185           $12,100
                              $16,638                        $17,913                      $17,224           $12,080
                              $16,678                        $17,883                      $17,255           $12,093
                              $16,281                        $17,449                      $16,879           $12,107
                              $16,395                        $17,481                      $16,991           $12,153
9/30/03                       $16,635                        $17,860                      $17,273           $12,192



[SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS R                     9/30/03
--------------------------------------
  1-Year                       +1.32%
--------------------------------------
  Since Inception (1/1/02)     +5.34%




CLASS R (1/1/02-9/30/03)
[LINE CHART OMITTED]

                         Franklin U.S. Government      LB Intermediate U.S.                Lipper GNMA
                         Securities Fund               Government Bond Index 6            Funds Average 6        CPI 6
1/1/02                       $10,000                          $10,000                        $10,000            $10,000
                             $10,079                          $10,043                        $10,096            $10,023
                             $10,185                          $10,126                        $10,202            $10,062
                             $10,068                          $9,974                         $10,078            $10,119
                             $10,250                          $10,160                        $10,263            $10,175
                             $10,312                          $10,231                        $10,330            $10,175
                             $10,390                          $10,359                        $10,413            $10,181
7/31/02                      $10,499                          $10,554                        $10,533            $10,192
                             $10,593                          $10,675                        $10,618            $10,226
                             $10,672                          $10,858                        $10,710            $10,243
                             $10,690                          $10,851                        $10,725            $10,260
                             $10,701                          $10,765                        $10,719            $10,260
                             $10,822                          $10,964                        $10,835            $10,238
1/31/03                      $10,834                          $10,940                        $10,857            $10,283
                             $10,892                          $11,063                        $10,918            $10,362
                             $10,889                          $11,065                        $10,910            $10,424
                             $10,916                          $11,097                        $10,937            $10,402
                             $10,913                          $11,271                        $10,962            $10,385
                             $10,925                          $11,252                        $10,982            $10,396
7/31/03                      $10,683                          $10,979                        $10,743            $10,407
                             $10,759                          $10,999                        $10,814            $10,447
9/30/03                      $10,949                          $11,237                        $10,993            $10,481


36 | Past performance does not guarantee future results. | Annual Report

[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS 5             9/30/03
--------------------------------------
  1-Year                       +2.79%
--------------------------------------
  5-Year                       +5.92%
--------------------------------------
  10-Year                      +6.41%

ADVISOR CLASS (10/1/93-9/30/03) 5


[LINE CHART OMITTED]

                         Franklin U.S. Government      LB Intermediate U.S.              Lipper GNMA
                         Securities Fund               Government Bond Index 6           Funds Average 6          CPI 6
10/1/93                         $10,000                  $10,000                              $10,000            $10,000
                                $10,020                  $10,024                              $10,026            $10,041
                                 $9,983                   $9,974                               $9,969            $10,048
                                $10,060                  $10,015                              $10,049            $10,048
                                $10,151                  $10,114                              $10,145            $10,076
                                $10,056                   $9,975                              $10,053            $10,110
                                 $9,774                   $9,830                               $9,798            $10,145
                                 $9,708                   $9,766                               $9,727            $10,159
                                 $9,714                   $9,773                               $9,742            $10,165
                                 $9,670                   $9,775                               $9,713            $10,200
                                 $9,847                   $9,904                               $9,874            $10,227
                                 $9,877                   $9,932                               $9,892            $10,269
                                 $9,742                   $9,850                               $9,760            $10,296
                                 $9,712                   $9,852                               $9,729            $10,303
                                 $9,697                   $9,809                               $9,703            $10,317
                                 $9,789                   $9,841                               $9,795            $10,317
                                 $9,988                  $10,001                               $9,982            $10,358
                                $10,235                  $10,193                              $10,224            $10,400
                                $10,281                  $10,250                              $10,266            $10,434
                                $10,422                  $10,368                              $10,401            $10,469
                                $10,769                  $10,661                              $10,741            $10,489
                                $10,834                  $10,729                              $10,803            $10,510
                                $10,851                  $10,734                              $10,797            $10,510
                                $10,965                  $10,822                              $10,910            $10,538
                                $11,063                  $10,895                              $11,020            $10,558
                                $11,178                  $11,014                              $11,125            $10,593
                                $11,294                  $11,149                              $11,265            $10,586
                                $11,426                  $11,259                              $11,409            $10,579
                                $11,494                  $11,354                              $11,474            $10,641
                                $11,396                  $11,234                              $11,327            $10,675
                                $11,347                  $11,182                              $11,277            $10,731
4/30/96                         $11,298                  $11,150                              $11,230            $10,772
                                $11,266                  $11,144                              $11,184            $10,793
                                $11,404                  $11,257                              $11,306            $10,799
                                $11,440                  $11,292                              $11,345            $10,820
                                $11,441                  $11,305                              $11,340            $10,841
                                $11,633                  $11,451                              $11,521            $10,875
                                $11,843                  $11,639                              $11,753            $10,910
                                $12,020                  $11,779                              $11,932            $10,930
                                $11,952                  $11,716                              $11,847            $10,930
                                $12,042                  $11,761                              $11,921            $10,965
                                $12,063                  $11,780                              $11,945            $10,999
                                $12,029                  $11,713                              $11,820            $11,027
                                $12,230                  $11,845                              $12,002            $11,041
                                $12,338                  $11,937                              $12,117            $11,034
                                $12,484                  $12,040                              $12,256            $11,048
                                $12,722                  $12,262                              $12,507            $11,061
                                $12,665                  $12,215                              $12,457            $11,082
                                $12,832                  $12,347                              $12,621            $11,110
                                $12,943                  $12,491                              $12,751            $11,137
                                $12,980                  $12,519                              $12,781            $11,130
                                $13,112                  $12,621                              $12,903            $11,116
                                $13,225                  $12,785                              $13,033            $11,137
                                $13,243                  $12,772                              $13,046            $11,158
                                $13,300                  $12,812                              $13,088            $11,178
                                $13,376                  $12,873                              $13,157            $11,199
                                $13,488                  $12,961                              $13,257            $11,220
                                $13,542                  $13,048                              $13,314            $11,234
                                $13,596                  $13,099                              $13,370            $11,247
                                $13,730                  $13,346                              $13,501            $11,261
                                $13,924                  $13,658                              $13,677            $11,275
10/31/98                        $13,839                  $13,680                              $13,611            $11,303
                                $13,934                  $13,639                              $13,687            $11,303
                                $13,990                  $13,692                              $13,736            $11,296
                                $14,087                  $13,753                              $13,816            $11,323
                                $13,980                  $13,564                              $13,710            $11,337
                                $14,058                  $13,654                              $13,795            $11,371
                                $14,135                  $13,691                              $13,847            $11,454
                                $14,027                  $13,607                              $13,747            $11,454
                                $13,938                  $13,627                              $13,669            $11,454
                                $13,849                  $13,629                              $13,586            $11,489
                                $13,840                  $13,648                              $13,568            $11,516
                                $14,085                  $13,765                              $13,781            $11,571
                                $14,162                  $13,792                              $13,831            $11,592
                                $14,153                  $13,802                              $13,839            $11,599
                                $14,100                  $13,758                              $13,773            $11,599
                                $14,004                  $13,712                              $13,661            $11,633
                                $14,147                  $13,826                              $13,821            $11,702
                                $14,357                  $13,983                              $14,029            $11,799
                                $14,347                  $13,978                              $14,004            $11,806
                                $14,406                  $14,015                              $14,053            $11,819
                                $14,644                  $14,238                              $14,299            $11,881
                                $14,703                  $14,332                              $14,358            $11,909
                                $14,922                  $14,493                              $14,562            $11,909
                                $15,074                  $14,620                              $14,687            $11,971
                                $15,181                  $14,720                              $14,775            $11,992
                                $15,381                  $14,936                              $14,991            $11,999
                                $15,629                  $15,199                              $15,208            $11,992
                                $15,854                  $15,402                              $15,439            $12,068
                                $15,917                  $15,543                              $15,529            $12,116
                                $16,028                  $15,656                              $15,617            $12,143
4/30/01                         $16,044                  $15,606                              $15,591            $12,192
                                $16,131                  $15,671                              $15,691            $12,247
                                $16,218                  $15,721                              $15,741            $12,267
                                $16,499                  $16,014                              $16,040            $12,233
                                $16,612                  $16,156                              $16,157            $12,233
                                $16,824                  $16,501                              $16,385            $12,288
                                $17,058                  $16,759                              $16,604            $12,247
                                $16,926                  $16,559                              $16,432            $12,226
                                $16,842                  $16,479                              $16,343            $12,178
                                $16,977                  $16,550                              $16,500            $12,205
                                $17,186                  $16,687                              $16,673            $12,254
                                $16,973                  $16,435                              $16,470            $12,323
                                $17,286                  $16,743                              $16,773            $12,391
                                $17,398                  $16,859                              $16,882            $12,391
                                $17,536                  $17,070                              $17,018            $12,398
                                $17,726                  $17,392                              $17,214            $12,412
                                $17,891                  $17,591                              $17,354            $12,453
                                $18,057                  $17,893                              $17,503            $12,474
                                $18,094                  $17,881                              $17,527            $12,495
                                $18,096                  $17,739                              $17,519            $12,495
                                $18,306                  $18,067                              $17,708            $12,467
                                $18,360                  $18,027                              $17,743            $12,522
                                $18,467                  $18,231                              $17,843            $12,619
                                $18,468                  $18,234                              $17,830            $12,695
                                $18,496                  $18,286                              $17,875            $12,667
                                $18,524                  $18,573                              $17,916            $12,646
                                $18,553                  $18,542                              $17,948            $12,660
                                $18,123                  $18,092                              $17,557            $12,674
                                $18,260                  $18,125                              $17,673            $12,722
9/30/03                         $18,619                  $18,518                              $17,966            $12,764


        Annual Report | Past performance does not guarantee future results. | 37

ENDNOTES


THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. SECURITIES OWNED BY THE FUND, BUT NOT SHARES OF THE FUND, ARE GUARANTEED BY THE U.S. GOVERNMENT AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, R and Advisor) per share on 9/30/03.

4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/03.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +55.79% and +6.79%.

6. Source: Standard & Poor's Micropal; Lipper Inc. The Lehman Brothers Intermediate U.S. Government Bond index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value-weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. As of 9/30/03, the Lipper GNMA Funds Average consisted of 66 mutual funds. The Lipper average does not include sales charges. Fund performance relative to the average might have differed if such charges had been considered.



38 | Past performance does not guarantee future results. | Annual Report

Franklin Utilities Fund



YOUR FUND'S GOALS AND PRIMARY INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income from a portfolio of public utility industry securities.

[SIDEBAR]

PORTFOLIO BREAKDOWN
Franklin Utilities Fund
Based on Total Net Assets as of 9/30/03

Utilities                                  89.6%
Communications                              3.0%
Producer Manufacturing                      2.0%
Distribution Services                       1.6%
Electronic Technology                       1.1%
Finance                                     0.9%
Short-Term Investments & Other Net Assets   1.8%



We are pleased to bring you Franklin Utilities Fund's annual report for the fiscal year ended September 30, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Utilities Fund - Class A delivered a +16.38% cumulative total return, as shown in the Performance Summary beginning on page 42. The Fund underperformed its benchmark, the Standard & Poor's 500 (S&P 500) Composite Index, which returned 24.38% for the same period. 1


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew at annualized rates of 1.4% in fourth quarter 2002 and first quarter 2003, 3.3% in the second quarter, and an estimated 7.2% in the third quarter. Much of the momentum resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second quarter. Business spending began to pick up in 2003 as businesses sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, continued to cut interest rates during the year under review. The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00% by period-end. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 93.


                                                              Annual Report | 39

[SIDEBAR]

TOP 10 HOLDINGS
Franklin Utilities Fund
9/30/03

------------------------------------------
                               % OF TOTAL
  COMPANY                      NET ASSETS
------------------------------------------
  Exelon Corp.                      5.1%
------------------------------------------
  Entergy Corp.                     4.7%
------------------------------------------
  FPL Group Inc.                    4.7%
------------------------------------------
  American Electric Power Co. Inc.  4.5%
------------------------------------------
  Dominion Resources Inc.           4.4%
------------------------------------------
  Progress Energy Inc.              4.1%
------------------------------------------
  Cinergy Corp.                     3.8%
------------------------------------------
  Southern Co.                      3.8%
------------------------------------------
  FirstEnergy Corp.                 3.3%
------------------------------------------
  DTE Energy Co.                    2.7%




dividend tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the Fund's fiscal year stock markets sank and rose seemingly in response to war news, improving corporate earnings and profit margins, and mixed unemployment and production data. For the 12-month reporting period, broad equity indexes posted double-digit gains, with technology stocks rallying especially strongly to return 53.32% as measured by the Nasdaq Composite Index. 2


INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.


MANAGER'S DISCUSSION

Four of the Fund's top 10 holdings at period-end, Exelon, Entergy, FPL Group and Cinergy, were among our top 10 at the beginning of the reporting period. All contributed positively to Fund performance during the 12-month period and represent the type of utilities we prefer. For example, Exelon, the Fund's top holding as of September 30, 2003, at 5.1% of total net assets, is a Midwest-based electric utility with a solid track record for operating performance. Management boosted Exelon's quarterly dividend twice during the period as the company delivered significant earnings and cash flow results. Entergy, our second largest holding at 4.7% of total net assets, raised its dividend following the dividend tax relief legislation passed by Congress in May 2003. We appreciated these two companies' greater level of cash distribution to shareholders because the utilities industry, which has historically distributed larger dividends, reduced dividends over the past several years.

Despite our focus on electric utilities, we also increased our weightings in gas and telephone utilities. On September 30, 2003, we held 13.0% of total net assets in gas utilities. New positions ONEOK, KeySpan and AGL Resources contributed positive performance during the Fund's fiscal year. Many of our holdings, Keyspan included, provide electric and gas services to customers.





2. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.


40  | Annual Report

The telecommunications industry experienced deregulation earlier than the electric and gas industries. Thus, we saw fewer opportunities to pursue our investment strategy in telecommunications. Our telecommunications weighting, comprising SBC Communications and Verizon Communications, represented only 3.0% of the Fund's total net assets as of September 30, 2003. Although Verizon negatively impacted the Fund during the period under review, we held both companies for their attractive dividend yields.

DTE Energy is a major holding that negatively affected Fund performance during the period. DTE, a utility holding company that provides electricity and natural gas services in Michigan, paid a yearly dividend of $2.06 since 1993. We remained attracted to this investment based on its dividend payment history.

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.




[PHOTO]

/S/John C. Kohli


John C. Kohli, CFA
Portfolio Manager
Franklin Utilities Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                              Annual Report | 41

Performance Summary as of 9/30/03

FRANKLIN UTILITIES FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.84             $8.80            $7.96
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4260
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.84             $8.80            $7.96
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3901
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.83             $8.78            $7.95
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3900
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.83             $8.79            $7.96
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4045
---------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           9/30/03          9/30/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.85             $8.84            $7.99
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/02-9/30/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4377



42 |Past performance does not guarantee future results. | Annual Report

PERFORMANCE

------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +16.38%           +11.09%          +66.18%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +11.48%            +1.25%           +4.75%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,148           $10,640          $15,910
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                  4.40%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.21%
------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +15.88%            -3.67%           +6.88%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +11.88%            -2.07%           +1.09%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,188            $9,391          $10,529
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                  4.17%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          3.89%
------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +15.77%            +8.28%          +76.79%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +13.63%            +1.41%           +6.87%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,363           $10,724          $17,501
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                  4.04%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          3.85%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +15.96%           -2.60%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +14.96%           -1.50%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $11,496            $9,740
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                  4.34%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.04%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 6                                       1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +16.61%           +11.97%          +69.75%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +16.61%            +2.29%           +5.43%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,661           $11,197          $16,975
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                  4.72%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5          4.53%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


        Annual Report | Past performance does not guarantee future results. | 43

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS A                     9/30/03
-------------------------------------
  1-Year                      +11.48%
-------------------------------------
  5-Year                       +1.25%
-------------------------------------
  10-Year                      +4.75%


CLASS A (10/1/93-9/30/03)

[LINE CHART OMITTED]

             FRANKLIN UTILITIES FUND    S&P 500 7
10/93               $9,574               $10,000
                    $9,520               $10,207
                    $9,085               $10,109
                    $9,204               $10,232
                    $9,023               $10,579
                    $8,580               $10,292
                    $8,288                $9,844
                    $8,407                $9,971
                    $7,940               $10,134
                    $7,679                $9,886
                    $8,023               $10,210
                    $8,070               $10,628
                    $7,865               $10,368
                    $8,007               $10,601
                    $8,101               $10,215
                    $8,128               $10,366
                    $8,608               $10,635
                    $8,598               $11,049
                    $8,474               $11,374
                    $8,659               $11,709
                    $9,156               $12,176
                    $9,157               $12,459
                    $9,127               $12,872
                    $9,266               $12,904
                    $9,767               $13,448
                    $9,968               $13,400
                   $10,128               $13,988
                   $10,621               $14,257
                   $10,795               $14,742
                   $10,519               $14,879
3/96               $10,509               $15,022
                   $10,157               $15,243
                   $10,271               $15,636
                   $10,818               $15,696
                   $10,220               $15,002
                   $10,367               $15,319
                   $10,348               $16,181
                   $10,688               $16,627
                   $10,837               $17,883
                   $10,837               $17,528
                   $10,893               $18,623
                   $10,983               $18,769
                   $10,676               $17,999
                   $10,596               $19,073
                   $10,927               $20,233
                   $11,287               $21,139
                   $11,553               $22,820
                   $11,299               $21,543
                   $11,768               $22,722
                   $11,826               $21,964
                   $12,611               $22,980
                   $13,535               $23,374
                   $13,012               $23,633
                   $13,219               $25,336
                   $14,045               $26,632
                   $13,540               $26,900
                   $13,368               $26,439
                   $13,689               $27,512
                   $13,191               $27,219
                   $13,640               $23,288
9/98               $14,322               $24,780
                   $14,057               $26,794
                   $14,209               $28,417
                   $14,560               $30,054
                   $13,785               $31,310
                   $13,128               $30,337
                   $12,903               $31,550
                   $13,716               $32,772
                   $14,342               $31,999
                   $13,832               $33,774
                   $13,630               $32,721
                   $13,603               $32,559
                   $13,099               $31,667
                   $13,331               $33,670
                   $12,552               $34,355
                   $12,375               $36,377
                   $13,081               $34,550
                   $12,116               $33,896
                   $12,528               $37,210
                   $13,273               $36,091
                   $13,448               $35,352
                   $12,845               $36,224
                   $13,377               $35,658
                   $14,796               $37,872
                   $16,278               $35,873
                   $16,203               $35,721
                   $16,786               $32,907
                   $17,525               $33,068
                   $15,726               $34,241
                   $16,648               $31,121
3/01               $16,865               $29,150
                   $17,568               $31,414
                   $17,659               $31,624
                   $16,769               $30,855
                   $16,183               $30,551
                   $16,399               $28,640
                   $15,621               $26,328
                   $15,637               $26,830
                   $15,497               $28,888
                   $16,108               $29,141
                   $15,910               $28,716
                   $15,860               $28,162
                   $16,765               $29,221
                   $16,648               $27,450
                   $16,246               $27,249
                   $15,524               $25,309
                   $14,185               $23,336
                   $14,745               $23,489
                   $13,670               $20,939
                   $13,670               $22,780
                   $13,945               $24,119
                   $14,420               $22,703
                   $13,828               $22,109
                   $13,445               $21,777
                   $13,925               $21,987
                   $14,685               $23,798
                   $15,974               $25,051
                   $16,028               $25,371
                   $15,296               $25,819
                   $15,314               $26,321
9/03               $15,910               $26,042


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
  CLASS B                     9/30/03
-------------------------------------
  1-Year                      +11.88%
-------------------------------------
  3-Year                       -2.07%
-------------------------------------
  Since Inception (1/1/99)     +1.09%


CLASS B (1/1/99-9/30/03)

[LINE CHART OMITTED]

           FRANKLIN UTILITIES FUND       S&P 500 7
1/99               $10,000               $10,000
                    $9,468               $10,418
                    $9,016               $10,094
                    $8,859               $10,498
                    $9,416               $10,905
                    $9,845               $10,647
                    $9,487               $11,238
                    $9,339               $10,887
                    $9,321               $10,834
                    $8,964               $10,537
                    $9,133               $11,203
                    $8,600               $11,431
                    $8,479               $12,104
                    $8,961               $11,496
                    $8,282               $11,279
3/00                $8,572               $12,381
                    $9,071               $12,009
                    $9,190               $11,763
                    $8,768               $12,053
                    $9,131               $11,865
                   $10,088               $12,601
                   $11,097               $11,936
                   $11,035               $11,886
                   $11,433               $10,949
                   $11,932               $11,003
                   $10,708               $11,393
                   $11,325               $10,355
                   $11,468                $9,699
                   $11,936               $10,453
                   $11,998               $10,523
6/01               $11,390               $10,267
                   $10,982               $10,166
                   $11,128                $9,530
                   $10,588                $8,760
                   $10,599                $8,927
                   $10,504                $9,612
                   $10,916                $9,696
                   $10,770                $9,555
                   $10,737                $9,371
                   $11,336                $9,723
                   $11,257                $9,134
                   $10,985                $9,067
                   $10,498                $8,421
                    $9,570                $7,765
                    $9,948                $7,816
9/02                $9,225                $6,967
                    $9,225                $7,580
                    $9,410                $8,025
                    $9,719                $7,554
                    $9,320                $7,357
                    $9,062                $7,246
                    $9,375                $7,316
                    $9,875                $7,919
                   $10,743                $8,335
                   $10,782                $8,442
                   $10,289                $8,591
                   $10,289                $8,758
9/03               $10,529                $8,665


44 | Past performance does not guarantee future results. | Annual Report

CLASS C (5/1/95-9/30/03)

[LINE CHART OMITTED]


           FRANKLIN UTILITIES FUND        S&P 500 7
5/95               $9,899                  $10,000
                   $10,492                 $10,399
                   $10,500                 $10,640
                   $10,454                 $10,993
                   $10,613                 $11,020
                   $11,188                 $11,485
                   $11,406                 $11,444
                   $11,578                 $11,946
                   $12,150                 $12,176
                   $12,325                 $12,590
                   $12,021                 $12,707
                   $12,005                 $12,829
                   $11,603                 $13,018
                   $11,721                 $13,354
                   $12,331                 $13,404
                   $11,648                 $12,813
                   $11,816                 $13,083
                   $11,791                 $13,819
                   $12,167                 $14,200
                   $12,337                 $15,272
                   $12,333                 $14,970
                   $12,397                 $15,905
                   $12,487                 $16,029
                   $12,125                 $15,372
                   $12,034                 $16,289
                   $12,398                 $17,280
6/97               $12,804                 $18,054
                   $13,106                 $19,489
                   $12,804                 $18,398
                   $13,331                 $19,405
                   $13,397                 $18,758
                   $14,275                 $19,626
                   $15,320                 $19,962
                   $14,727                 $20,183
                   $14,948                 $21,638
                   $15,875                 $22,745
                   $15,304                 $22,974
                   $15,096                 $22,579
                   $15,454                 $23,496
                   $14,891                 $23,246
                   $15,383                 $19,889
                   $16,163                 $21,163
                   $15,849                 $22,883
                   $16,006                 $24,269
                   $16,398                 $25,667
                   $15,524                 $26,740
                   $14,784                 $25,909
                   $14,528                 $26,945
                   $15,428                 $27,988
                   $16,132                 $27,329
                   $15,542                 $28,844
                   $15,299                 $27,945
8/99               $15,269                 $27,806
                   $14,698                 $27,045
                   $14,958                 $28,756
                   $14,069                 $29,340
                   $13,865                 $31,067
                   $14,657                 $29,506
                   $13,558                 $28,949
                   $14,033                 $31,779
                   $14,851                 $30,823
                   $15,047                 $30,192
                   $14,353                 $30,937
                   $14,949                 $30,453
                   $16,520                 $32,344
                   $18,174                 $30,637
                   $18,073                 $30,507
                   $18,725                 $28,103
                   $19,543                 $28,241
                   $17,535                 $29,243
                   $18,547                 $26,578
                   $18,783                 $24,895
                   $19,549                 $26,828
                   $19,651                 $27,008
                   $18,654                 $26,351
                   $17,984                 $26,092
                   $18,224                 $24,460
                   $17,356                 $22,485
10/01              $17,373                 $22,914
                   $17,200                 $24,671
                   $17,875                 $24,887
                   $17,654                 $24,524
                   $17,599                 $24,051
                   $18,582                 $24,956
                   $18,433                 $23,444
                   $17,987                 $23,271
                   $17,187                 $21,614
                   $15,684                 $19,930
                   $16,304                 $20,060
                   $15,117                 $17,882
                   $15,098                 $19,455
                   $15,421                 $20,599
                   $15,929                 $19,389
                   $15,274                 $18,882
                   $14,850                 $18,598
                   $15,366                 $18,777
                   $16,186                 $20,325
                   $17,611                 $21,394
                   $17,657                 $21,668
                   $16,848                 $22,050
                   $16,867                 $22,479
9/03               $17,501                 $22,241



[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
  CLASS C                     9/30/03
-------------------------------------
  1-Year                      +13.63%
-------------------------------------
  5-Year                       +1.41%
-------------------------------------
  Since Inception (5/1/95)     +6.87%



CLASS R (1/1/02-9/30/03)

[LINE CHART OMITTED]

                   FRANKLIN UTILITIES FUND      S&P 500 7
1/02                        $10,000              $10,000
                            $9,876                $9,854
                            $9,845                $9,664
                            $10,388              $10,028
                            $10,315               $9,420
                            $10,066               $9,351
6/02                        $9,621                $8,685
                            $8,791                $8,008
                            $9,127                $8,061
                            $8,468                $7,185
                            $8,468                $7,817
                            $8,638                $8,277
12/02                       $8,924                $7,791
                            $8,558                $7,587
                            $8,320                $7,473
                            $8,616                $7,545
                            $9,075                $8,167
                            $9,874                $8,596
6/03                        $9,899                $8,706
                            $9,446                $8,860
                            $9,457                $9,032
9/03                        $9,740                $8,937


[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS R                     9/30/03
-------------------------------------
  1-Year                      +14.96%
-------------------------------------
  Since Inception (1/1/02)     -1.50%



        Annual Report | Past performance does not guarantee future results. | 45

[SIDEBAR]

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 6             9/30/03
--------------------------------------
  1-Year                      +16.61%
--------------------------------------
  5-Year                       +2.29%
--------------------------------------
  10-Year                      +5.43%



ADVISOR CLASS (10/1/93-9/30/03) 6

[LINE CHART OMITTED]

                   FRANKLIN UTILITIES FUND        S&P 500 7
10/93                        $10,000               $10,000
                             $9,944                $10,207
                             $9,490                $10,109
                             $9,613                $10,232
                             $9,425                $10,579
                             $8,962                $10,292
                             $8,657                 $9,844
                             $8,781                 $9,971
                             $8,293                $10,134
                             $8,021                 $9,886
                             $8,380                $10,210
                             $8,429                $10,628
                             $8,215                $10,368
                             $8,363                $10,601
                             $8,462                $10,215
                             $8,490                $10,366
                             $8,991                $10,635
                             $8,981                $11,049
                             $8,851                $11,374
                             $9,045                $11,709
                             $9,563                $12,176
                             $9,565                $12,459
                             $9,534                $12,872
                             $9,678                $12,904
                             $10,202               $13,448
                             $10,412               $13,400
                             $10,579               $13,988
                             $11,094               $14,257
                             $11,276               $14,742
                             $10,987               $14,879
3/96                         $10,977               $15,022
                             $10,609               $15,243
                             $10,728               $15,636
                             $11,300               $15,696
                             $10,675               $15,002
                             $10,829               $15,319
                             $10,809               $16,181
                             $11,164               $16,627
                             $11,320               $17,883
                             $11,319               $17,528
                             $11,378               $18,623
                             $11,472               $18,769
                             $11,155               $17,999
                             $11,072               $19,073
                             $11,417               $20,233
                             $11,797               $21,139
                             $12,075               $22,820
                             $11,797               $21,543
                             $12,304               $22,722
                             $12,353               $21,964
                             $13,174               $22,980
                             $14,157               $23,374
                             $13,610               $23,633
                             $13,826               $25,336
                             $14,695               $26,632
                             $14,180               $26,900
                             $13,987               $26,439
                             $14,328               $27,512
                             $13,807               $27,219
                             $14,263               $23,288
9/98                         $15,035               $24,780
                             $14,758               $26,794
                             $14,916               $28,417
                             $15,276               $30,054
                             $14,478               $31,310
                             $13,790               $30,337
                             $13,560               $31,550
                             $14,411               $32,772
                             $15,066               $31,999
                             $14,538               $33,774
                             $14,312               $32,721
                             $14,298               $32,559
                             $13,760               $31,667
                             $14,018               $33,670
                             $13,187               $34,355
                             $13,021               $36,377
                             $13,761               $34,550
                             $12,734               $33,896
                             $13,186               $37,210
                             $13,968               $36,091
                             $14,151               $35,352
                             $13,507               $36,224
                             $14,081               $35,658
                             $15,570               $37,872
                             $17,131               $35,873
                             $17,052               $35,721
                             $17,680               $32,907
                             $18,446               $33,068
                             $16,557               $34,241
                             $17,526               $31,121
3/01                         $17,759               $29,150
                             $18,497               $31,414
                             $18,609               $31,624
                             $17,664               $30,855
                             $17,048               $30,551
                             $17,275               $28,640
                             $16,465               $26,328
                             $16,481               $26,830
                             $16,334               $28,888
                             $16,983               $29,141
                             $16,774               $28,716
                             $16,739               $28,162
                             $17,679               $29,221
                             $17,556               $27,450
                             $17,151               $27,249
                             $16,381               $25,309
                             $14,955               $23,336
                             $15,561               $23,489
                             $14,436               $20,939
                             $14,436               $22,780
                             $14,743               $24,119
                             $15,230               $22,703
                             $14,607               $22,109
                             $14,204               $21,777
                             $14,714               $21,987
                             $15,514               $23,798
                             $16,890               $25,051
                             $16,952               $25,371
                             $16,180               $25,819
                             $16,199               $26,321
9/03                         $16,975               $26,042



46 |Past performance does not guarantee future results. | Annual Report

ENDNOTES


SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. Distribution rate is based on an annualization of the respective class's current quarterly dividend and the maximum offering price (NAV for Classes B, R and Advisor) per share on 9/30/03.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/03.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +49.97% and +6.19%.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


         Annual Report | Past performance does not guarantee future results.| 47

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN DYNATECH FUND

                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
CLASS A                                                                  2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $15.37      $18.76      $28.60      $23.11      $17.84
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..................................        (.06)        .03         .44         .56         .37

 Net realized and unrealized gains (losses) .....................        4.86       (3.11)      (9.70)       5.30        5.14
                                                                     ----------------------------------------------------------
Total from investment operations ................................        4.80       (3.08)      (9.26)       5.86        5.51
                                                                     ----------------------------------------------------------
Less distributions from:

 Net investment income ..........................................          --        (.29)       (.58)       (.37)       (.24)

 Tax return of capital ..........................................          --        (.02)         --          --          --

 Net realized gains .............................................          --          --          --          --          --
                                                                     ----------------------------------------------------------
Total distributions .............................................          --        (.31)       (.58)       (.37)       (.24)
                                                                     ----------------------------------------------------------
Net asset value, end of year ....................................      $20.17      $15.37      $18.76      $28.60      $23.11
                                                                     ----------------------------------------------------------

Total return b ..................................................      31.23%    (16.83)%    (32.86)%      25.57%      31.15%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $558,687    $413,309    $530,074    $809,140    $499,471

Ratios to average net assets:

 Expenses .......................................................       1.04%       1.00%        .95%        .94%       1.00%

 Net investment income (loss) ...................................      (.40)%        .13%       1.93%       1.98%       1.70%

Portfolio turnover rate .........................................      13.68%       8.11%       4.07%       5.45%       6.49%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



48  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                                                 ------------------------------------------------
                                                                                             YEAR ENDED SEPTEMBER 30,
CLASS B                                                                              2003        2002        2001        2000 C
                                                                                 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................      $15.20      $18.57      $28.45      $28.05
                                                                                 ------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..............................................        (.25)       (.12)        .25         .28

 Net realized and unrealized gains (losses) .................................        4.84       (3.08)      (9.62)        .12
                                                                                 ------------------------------------------------

Total from investment operations ............................................        4.59       (3.20)      (9.37)        .40
                                                                                 ------------------------------------------------
Less distributions from:

 Net investment income ......................................................          --        (.16)       (.51)         --

 Tax return of capital ......................................................          --        (.01)         --          --
                                                                                 ------------------------------------------------
 Total distributions ........................................................          --        (.17)       (.51)         --
                                                                                 ------------------------------------------------
Net asset value, end of year ................................................      $19.79      $15.20      $18.57      $28.45
                                                                                 ------------------------------------------------

Total return b ..............................................................      30.20%    (17.51)%    (33.37)%       1.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................................     $10,406      $5,066      $5,473      $4,749

Ratios to average net assets:

 Expenses ...................................................................       1.79%       1.75%       1.70%       1.73%d

 Net investment income (loss) ...............................................     (1.15)%      (.62)%       1.13%       1.43%d

Portfolio turnover rate .....................................................      13.68%       8.11%       4.07%       5.45%



a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period February 1, 2000 (effective date) to September 30, 2000.
d Annualized



                                                              Annual Report | 49

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
CLASS C                                                                  2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $15.04      $18.34      $27.95      $22.64      $17.53
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..................................        (.25)       (.11)        .27         .34         .22

 Net realized and unrealized gains (losses) .....................        4.80       (3.05)      (9.50)       5.21        5.05
                                                                     ----------------------------------------------------------
Total from investment operations ................................        4.55       (3.16)      (9.23)       5.55        5.27
                                                                     ----------------------------------------------------------

Less distributions from:

 Net investment income ..........................................          --        (.13)       (.38)       (.24)       (.16)

 Tax return of capital ..........................................          --        (.01)         --          --          --

 Net realized gains .............................................          --          --          --          --          --
                                                                     ----------------------------------------------------------
Total distributions .............................................          --        (.14)       (.38)       (.24)       (.16)
                                                                     ----------------------------------------------------------
Net asset value, end of year ....................................      $19.59      $15.04      $18.34      $27.95      $22.64
                                                                     ----------------------------------------------------------

Total return b ..................................................      30.25%    (17.48)%    (33.36)%      24.65%      30.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................     $66,952     $51,809     $77,204    $126,313     $73,890

Ratios to average net assets:

 Expenses .......................................................       1.79%       1.74%       1.70%       1.69%       1.75%

 Net investment income (loss) ...................................     (1.15)%      (.61)%       1.19%       1.23%       1.00%

Portfolio turnover rate .........................................      13.68%       8.11%       4.07%       5.45%       6.49%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


50 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.1%
  AIR FREIGHT/COURIERS 2.0%
  C.H. Robinson Worldwide Inc. ........................................................          100,000    $    3,721,000
  United Parcel Service Inc., B .......................................................          140,000         8,932,000
                                                                                                            ---------------
                                                                                                                12,653,000
                                                                                                            ---------------
  BIOTECHNOLOGY 7.9%
a Amgen Inc. ..........................................................................          300,000        19,371,000
a Chiron Corp. ........................................................................          150,000         7,753,500
a Genentech Inc. ......................................................................          290,000        23,240,600
                                                                                                            ---------------
                                                                                                                50,365,100
                                                                                                            ---------------
  BROADCASTING 1.6%
  Clear Channel Communications Inc. ...................................................          200,000         7,660,000
a Entercom Communications Corp. .......................................................           60,000         2,689,200
                                                                                                            ---------------
                                                                                                                10,349,200
                                                                                                            ---------------
  CABLE/SATELLITE TV 1.3%
a Comcast Corp., A ....................................................................          170,000         5,021,800
a Liberty Media Corp., A ..............................................................          300,000         2,991,000
                                                                                                            ---------------
                                                                                                                 8,012,800
                                                                                                            ---------------
  CASINOS/GAMING 2.7%
  International Game Technology .......................................................          600,000        16,890,000
                                                                                                            ---------------
  CHEMICALS: SPECIALTY 1.0%
  Sigma-Aldrich Corp. .................................................................          125,000         6,492,500
                                                                                                            ---------------
  COMPUTER COMMUNICATIONS 2.2%
a Cisco Systems Inc. ..................................................................          720,000        14,068,800
                                                                                                            ---------------
  COMPUTER PERIPHERALS .8%
a EMC Corp. ...........................................................................          240,000         3,031,200
a Storage Technology Corp. ............................................................           75,000         1,810,500
                                                                                                            ---------------
                                                                                                                 4,841,700
                                                                                                            ---------------
  COMPUTER PROCESSING HARDWARE 2.4%
a Dell Inc. ...........................................................................          145,000         4,841,550
  Hewlett-Packard Co. .................................................................          450,862         8,728,688
a Sun Microsystems Inc. ...............................................................          430,000         1,423,300
                                                                                                            ---------------
                                                                                                                14,993,538
                                                                                                            ---------------
  DATA PROCESSING SERVICES 4.4%
a Computer Sciences Corp. .............................................................          190,000         7,138,300
  First Data Corp. ....................................................................          300,000        11,988,000
  Paychex Inc. ........................................................................          270,000         9,161,100
                                                                                                            ---------------
                                                                                                                28,287,400
                                                                                                            ---------------



                                                              Annual Report | 51

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC COMPONENTS .4%
a Flextronics International Ltd. (Singapore) ..........................................          100,000    $    1,418,000
a OmniVision Technologies Inc. ........................................................           30,000         1,267,200
                                                                                                            ---------------
                                                                                                                 2,685,200
                                                                                                            ---------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 3.1%
a Agilent Technologies Inc. ...........................................................          300,000         6,633,000
a JDS Uniphase Corp. ..................................................................          350,000         1,260,000
  Rockwell Automation Inc. ............................................................          250,000         6,562,500
a Waters Corp. ........................................................................          180,000         4,937,400
                                                                                                            ---------------
                                                                                                                19,392,900
                                                                                                            ---------------
  ELECTRONIC PRODUCTION EQUIPMENT 4.7%
a Applied Materials Inc. ..............................................................          500,000         9,070,000
a KLA-Tencor Corp. ....................................................................          200,000        10,280,000
a Lam Research Corp. ..................................................................          125,000         2,768,750
a Novellus Systems Inc. ...............................................................          100,000         3,375,000
a Teradyne Inc. .......................................................................          100,000         1,860,000
a Varian Semiconductor Equipment Associates Inc. ......................................           75,000         2,808,750
                                                                                                            ---------------
                                                                                                                30,162,500
                                                                                                            ---------------
  ELECTRONICS/APPLIANCE STORES .7%
a Best Buy Co. Inc. ...................................................................          100,000         4,752,000
                                                                                                            ---------------
  FINANCIAL CONGLOMERATES 1.4%
  Citigroup Inc. ......................................................................          190,000         8,646,900
                                                                                                            ---------------
  HOUSEHOLD/PERSONAL CARE .5%
  Estee Lauder Cos. Inc., A ...........................................................          100,000         3,410,000
                                                                                                            ---------------
  INFORMATION TECHNOLOGY SERVICES 2.8%
  International Business Machines Corp. ...............................................          200,000        17,666,000
                                                                                                            ---------------
  INSURANCE BROKERS/SERVICES .6%
a ChoicePoint Inc. ....................................................................          120,000         4,020,000
                                                                                                            ---------------
  INTERNET RETAIL .6%
a Amazon.com Inc. .....................................................................           45,000         2,176,200
a Interactive Corp. ...................................................................           50,000         1,652,500
                                                                                                            ---------------
                                                                                                                 3,828,700
                                                                                                            ---------------
  INTERNET SOFTWARE/SERVICES 1.4%
a Check Point Software Technologies Ltd. (Israel) .....................................          100,000         1,680,000
a Yahoo! Inc. .........................................................................          210,000         7,429,800
                                                                                                            ---------------
                                                                                                                 9,109,800
                                                                                                            ---------------



52  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  MAJOR PHARMACEUTICALS 5.1%
  Bristol-Myers Squibb Co. ............................................................          150,000    $    3,849,000
  Johnson & Johnson ...................................................................          130,000         6,437,600
  Merck & Co. Inc. ....................................................................          150,000         7,593,000
  Pfizer Inc. .........................................................................          470,000        14,278,600
                                                                                                            ---------------
                                                                                                                32,158,200
                                                                                                            ---------------
  MANAGED HEALTH CARE 2.7%
  UnitedHealth Group Inc. .............................................................          340,000        17,108,800
                                                                                                            ---------------
  MEDIA CONGLOMERATES 1.3%
a AOL Time Warner Inc. ................................................................          280,000         4,230,800
  News Corp. Ltd., ADR (Australia) ....................................................          120,000         3,936,000
                                                                                                            ---------------
                                                                                                                 8,166,800
                                                                                                            ---------------
  MEDICAL DISTRIBUTORS 1.2%
  McKesson Corp. ......................................................................          225,000         7,490,250
                                                                                                            ---------------
  MEDICAL SPECIALTIES 6.3%
  Alcon Inc. (Switzerland) ............................................................          150,000         8,422,500
  Medtronic Inc. ......................................................................          250,000        11,730,000
a Steris Corp. ........................................................................           75,000         1,726,500
  Stryker Corp. .......................................................................          140,000        10,543,400
a Zimmer Holdings Inc. ................................................................          140,000         7,714,000
                                                                                                            ---------------
                                                                                                                40,136,400
                                                                                                            ---------------
  OILFIELD SERVICES/EQUIPMENT .4%
  Schlumberger Ltd. ...................................................................           50,000         2,420,000
                                                                                                            ---------------
  OTHER CONSUMER SERVICES 4.0%
a Apollo Group Inc., A ................................................................           40,000         2,641,200
a eBay Inc. ...........................................................................          420,000        22,474,200
                                                                                                            ---------------
                                                                                                                25,115,400
                                                                                                            ---------------
  OTHER PHARMACEUTICALS 1.3%
  Teva Pharmaceutical Industries Ltd., ADR (Israel) ...................................          150,000         8,572,500
                                                                                                            ---------------
  PACKAGED SOFTWARE 8.9%
  Adobe Systems Inc. ..................................................................          250,000         9,815,000
a Intuit Inc. .........................................................................          230,000        11,095,200
  Microsoft Corp. .....................................................................          950,000        26,400,500
a Oracle Corp. ........................................................................          220,000         2,468,400
a Symantec Corp. ......................................................................          110,000         6,932,200
                                                                                                            ---------------
                                                                                                                56,711,300
                                                                                                            ---------------



                                                              Annual Report | 53

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  RECREATIONAL PRODUCTS 2.3%
a Electronic Arts Inc. ................................................................          160,000    $   14,756,800
                                                                                                            ---------------
  SEMICONDUCTORS 11.4%
a Analog Devices Inc. .................................................................          300,000        11,406,000
  Intel Corp. .........................................................................        1,150,000        31,636,500
a International Rectifier Corp. .......................................................           70,000         2,620,800
a Intersil Corp. ......................................................................          100,000         2,380,000
  Linear Technology Corp. .............................................................          400,000        14,324,000
  Microchip Technology Inc. ...........................................................           50,000         1,197,000
a Xilinx Inc. .........................................................................          320,000         9,123,200
                                                                                                            ---------------

                                                                                                                72,687,500
                                                                                                            ---------------

  TELECOMMUNICATIONS EQUIPMENT 3.7%
  Motorola Inc. .......................................................................          680,750         8,148,578
  Nokia Corp., ADR (Finland) ..........................................................          330,000         5,148,000
  QUALCOMM Inc. .......................................................................          240,000         9,993,600
                                                                                                            ---------------

                                                                                                                23,290,178
                                                                                                            ---------------
  TOTAL COMMON STOCKS (COST $473,772,049) .............................................                        579,242,166
                                                                                                            ---------------
  SHORT TERM INVESTMENT (COST $32,222,471) 5.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio .......................       32,222,471        32,222,471
                                                                                                            ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $505,994,520) ..................                        611,464,637
                                                                                                            ---------------



54  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                  PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT 3.7% (COST $23,765,898)
c Joint Repurchase Agreement, .976%, 10/01/03 (Maturity Value $23,766,542) ............     $ 23,765,898    $   23,765,898
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $2,185,066)
    Banc of America Securities LLC (Maturity Value $2,185,066)
    Barclays Capital Inc. (Maturity Value $2,185,066)
    Bear, Stearns & Co. Inc. (Maturity Value $1,344,656)
    BNP Paribas Securities Corp. (Maturity Value $2,185,066)
    Deutsche Bank Securities Inc. (Market Value $2,185,066)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $2,353,148)
    Goldman, Sachs & Co. (Maturity Value $2,185,066)
    Greenwich Capital Markets Inc. (Maturity Value $2,185,066)
    Lehman Brothers Inc. (Maturity Value $403,144)
    Morgan Stanley & Co. Inc. (Maturity Value $2,185,066)
    UBS Securities LLC  (Maturity Value $2,185,066)
     Collateralized by U.S. Treasury Bills, Notes, and Bonds, and
      U.S. Government Agency Securities
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $529,760,418) 99.9% .........................................                        635,230,535
  OTHER ASSETS, LESS LIABILITIES .1% ..................................................                            814,472
                                                                                                            ---------------
  NET ASSETS 100.0% ...................................................................                     $  636,045,007
                                                                                                            ---------------



a Non-income producing
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
c See Note 1(c) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 55

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN GROWTH FUND

                                                             ------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2003          2002          2001          2000          1999
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................      $22.02        $27.81        $36.91        $33.21        $28.58
                                                             ------------------------------------------------------------------

Income from investment operations:

 Net investment income a ................................         .08           .07           .23           .45           .39

 Net realized and unrealized gains (losses) .............        4.81         (5.65)        (7.26)         3.96          4.89
                                                             ------------------------------------------------------------------
Total from investment operations ........................        4.89         (5.58)        (7.03)         4.41          5.28
                                                             ------------------------------------------------------------------
Less distributions from:

 Net investment income ..................................        (.04)         (.16)         (.40)         (.45)         (.44)

 Net realized gains .....................................          --          (.05)        (1.67)         (.26)         (.21)
                                                             ------------------------------------------------------------------
Total distributions .....................................        (.04)         (.21)        (2.07)         (.71)         (.65)
                                                             ------------------------------------------------------------------
Net asset value, end of year ............................      $26.87        $22.02        $27.81        $36.91        $33.21
                                                             ------------------------------------------------------------------

Total return b ..........................................      22.27%      (20.35)%      (20.12)%        13.53%        18.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $1,433,742    $1,249,745    $1,657,387    $2,149,928    $2,119,740

Ratios to average net assets:

 Expenses ...............................................       1.06%          .96%          .91%          .93%          .89%

 Net investment income ..................................        .31%          .24%          .69%         1.27%         1.19%

Portfolio turnover rate .................................       5.12%         2.16%          .29%         8.12%         3.74%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.



56  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
CLASS B                                                                  2003        2002        2001        2000        1999C
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $21.70      $27.46      $36.54      $33.03      $31.45
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..................................        (.11)       (.14)       (.03)        .16         .14

 Net realized and unrealized gains (losses) .....................        4.73       (5.57)      (7.18)       3.96        1.44
                                                                     ----------------------------------------------------------
Total from investment operations ................................        4.62       (5.71)      (7.21)       4.12        1.58
                                                                     ----------------------------------------------------------
Less distributions from:

 Net investment income ..........................................          --          --        (.20)       (.35)         --

 Net realized gains .............................................          --        (.05)      (1.67)       (.26)         --
                                                                     ----------------------------------------------------------
Total distributions .............................................          --        (.05)      (1.87)       (.61)         --
                                                                     ----------------------------------------------------------
Net asset value, end of year ....................................      $26.32      $21.70      $27.46      $36.54      $33.03
                                                                     ----------------------------------------------------------

Total return b ..................................................      21.29%    (20.90)%    (20.74)%      12.68%       5.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $103,499     $75,141     $66,095     $38,353     $17,271

Ratios to average net assets:

 Expenses .......................................................       1.81%       1.71%       1.66%       1.68%       1.65%d

 Net investment income (loss) ...................................      (.44)%      (.51)%      (.10)%        .45%        .57%d

Portfolio turnover rate .........................................       5.12%       2.16%        .29%       8.12%       3.74%



a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to September 30, 1999.
d Annualized



                                                              Annual Report | 57

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
CLASS C                                                                  2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $21.51      $27.24      $36.19      $32.58      $28.11
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..................................        (.11)       (.14)       (.02)        .18         .14

 Net realized and unrealized gains (losses) .....................        4.69       (5.54)      (7.13)       3.91        4.81
                                                                     ----------------------------------------------------------
Total from investment operations ................................        4.58       (5.68)      (7.15)       4.09        4.95
                                                                     ----------------------------------------------------------

Less distributions from:

 Net investment income ..........................................          --          --        (.13)       (.22)       (.27)

 Net realized gains .............................................          --        (.05)         (1.67)    (.26)       (.21)
                                                                     ----------------------------------------------------------
Total distributions .............................................          --        (.05)         (1.80)    (.48)       (.48)
                                                                     ----------------------------------------------------------
Net asset value, end of year ....................................      $26.09      $21.51      $27.24      $36.19      $32.58
                                                                     ----------------------------------------------------------

Total return b ..................................................      21.29%     (20.92)%    (20.72)%     12.71%      17.71%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $259,169    $232,307    $310,650    $374,483    $362,216

Ratios to average net assets:

 Expenses .......................................................       1.82%       1.70%       1.66%       1.68%       1.65%

 Net investment income (loss) ...................................      (.45)%      (.51)%      (.06)%       .52%        .45%

Portfolio turnover rate .........................................       5.12%       2.16%        .29%       8.12%       3.74%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.



58  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                               ----------------------
                                                                                      YEAR ENDED
                                                                                     SEPTEMBER 30,
CLASS R                                                                            2003        2002 B
                                                                               ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................    $21.98      $31.59
                                                                               ----------------------
Income from investment operations-net realized and unrealized gains (losses)       4.81       (9.61)
                                                                               ----------------------
Less distributions from net investment income ...............................      (.05)         --
                                                                               ----------------------
Net asset value, end of year ................................................    $26.74      $21.98
                                                                               ----------------------

Total return a ..............................................................    21.92%    (30.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................................   $14,755      $2,788

Ratios to average net assets:

 Expenses ...................................................................     1.31%       1.21%c

 Net investment income ......................................................      .06%        .02%c

Portfolio turnover rate .....................................................     5.12%       2.16%




a Total return does not reflect contingent deferred sales charge and is not annualized for periods less than one year.
b For the period January 1, 2002 (effective date) to September 30, 2002.
c Annualized



                                                              Annual Report | 59

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                     ---------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                            2003        2002        2001        2000        1999
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................     $22.06      $27.86      $36.99      $33.27      $28.63
                                                                     ---------------------------------------------------------

Income from investment operations:

 Net investment income a .........................................        .14         .14         .31         .54         .46

 Net realized and unrealized gains (losses) ......................       4.82       (5.65)      (7.28)       3.97        4.90
                                                                     ---------------------------------------------------------
Total from investment operations .................................       4.96       (5.51)      (6.97)       4.51        5.36
                                                                     ---------------------------------------------------------
Less distributions from:

 Net investment income ...........................................       (.11)       (.24)       (.49)       (.53)       (.51)

 Net realized gains ..............................................         --        (.05)      (1.67)       (.26)       (.21)
                                                                     ---------------------------------------------------------
Total distributions ..............................................       (.11)       (.29)      (2.16)       (.79)       (.72)
                                                                     ---------------------------------------------------------
Net asset value, end of year .....................................     $26.91      $22.06      $27.86      $36.99      $33.27
                                                                     ---------------------------------------------------------
Total return b ...................................................     22.58%    (20.14)%    (19.94)%      13.84%      18.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................    $41,216     $27,431     $32,498     $39,442     $35,461

Ratios to average net assets:

 Expenses ........................................................       .81%        .71%        .66%        .68%        .65%

 Net investment income ...........................................       .56%        .49%        .94%       1.51%       1.41%

Portfolio turnover rate ..........................................      5.12%       2.16%        .29%       8.12%       3.74%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.






60 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.9%
  COMMERCIAL SERVICES 2.7%
a Dun & Bradstreet Corp. ................................................................        122,000  $      5,067,880
  Equifax Inc. ..........................................................................        400,000         8,908,000
  Moody's Corp. .........................................................................        244,000        13,412,680
a Robert Half International Inc. ........................................................        300,000         5,850,000
  Sabre Holdings Corp., A ...............................................................        800,000        17,192,000
                                                                                                          -----------------
                                                                                                                50,430,560
                                                                                                          -----------------
  CONSUMER DURABLES 2.2%
  Harley-Davidson Inc. ..................................................................        200,000         9,640,000
  Hasbro Inc. ...........................................................................        600,000        11,208,000
  Mattel Inc. ...........................................................................      1,000,000        18,960,000
                                                                                                          -----------------
                                                                                                                39,808,000
                                                                                                          -----------------
  CONSUMER NON-DURABLES 3.0%
  Hershey Foods Corp. ...................................................................        258,200        18,765,976
  International Flavors & Fragrances Inc. ...............................................        500,000        16,540,000
  Tootsie Roll Industries Inc. ..........................................................         21,198           657,138
  V.F. Corp. ............................................................................        500,000        19,455,000
                                                                                                          -----------------
                                                                                                                55,418,114
                                                                                                          -----------------
  CONSUMER SERVICES 4.9%
a AOL Time Warner Inc. ..................................................................      1,350,000        20,398,500
  Carnival Corp. ........................................................................        500,000        16,445,000
  Clear Channel Communications Inc. .....................................................        500,000        19,150,000
  Fairmont Hotels & Resorts Inc. (Canada) ...............................................        125,000         3,218,750
  Viacom Inc., A ........................................................................        200,000         7,680,000
  Viacom Inc., B ........................................................................        100,000         3,830,000
  The Walt Disney Co. ...................................................................      1,000,000        20,170,000
                                                                                                          -----------------
                                                                                                                90,892,250
                                                                                                          -----------------
  DISTRIBUTION SERVICES 2.8%
  Cardinal Health Inc. ..................................................................        236,250        13,794,638
  Genuine Parts Co. .....................................................................        461,700        14,765,166
  W.W. Grainger Inc. ....................................................................        500,000        23,775,000
                                                                                                          -----------------
                                                                                                                52,334,804
                                                                                                          -----------------
  ELECTRONIC TECHNOLOGY 17.2%
a Agilent Technologies Inc. .............................................................        400,000         8,844,000
a Apple Computer Inc. ...................................................................        500,000        10,315,000
  Boeing Co. ............................................................................      1,000,000        34,330,000
a Cisco Systems Inc. ....................................................................      1,350,000        26,379,000
a Conexant Systems Inc. .................................................................        300,000         1,698,000
a Dell Inc. .............................................................................        500,000        16,695,000
a EMC Corp. .............................................................................      1,000,000        12,630,000
a Gateway Inc. ..........................................................................        500,000         2,830,000
  General Dynamics Corp. ................................................................        500,000        39,030,000


                                                              Annual Report | 61

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
  Hewlett-Packard Co. ...................................................................      1,116,250  $     21,610,600
  Intel Corp. ...........................................................................        800,000        22,008,000
  Lockheed Martin Corp. .................................................................        500,000        23,075,000
a Micrel Inc. ...........................................................................         25,000           304,750
a Mindspeed Technologies Inc. ...........................................................        100,000           539,000
a Mykrolis Corp. ........................................................................        270,725         3,286,602
  Northrop Grumman Corp. ................................................................        500,000        43,110,000
  Raytheon Co. ..........................................................................        600,000        16,800,000
  Rockwell Automation Inc. ..............................................................        100,000         2,625,000
  Rockwell Collins Inc. .................................................................        100,000         2,525,000
a Sun Microsystems Inc. .................................................................      1,600,000         5,296,000
  Texas Instruments Inc. ................................................................        515,000        11,742,000
a Waters Corp. ..........................................................................        500,000        13,715,000
                                                                                                          -----------------
                                                                                                               319,387,952
                                                                                                          -----------------
  ENERGY MINERALS 2.0%
  BP PLC, ADR (United Kingdom) ..........................................................        295,200        12,427,920
  Encana Corp. (Canada) .................................................................        342,000        12,441,960
  Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ....................................        280,000        12,376,000
                                                                                                          -----------------
                                                                                                                37,245,880
                                                                                                          -----------------
  FINANCE .3%
a ChoicePoint Inc. ......................................................................        160,000         5,359,997
                                                                                                          -----------------
  HEALTH SERVICES .7%
a Caremark RX Inc. ......................................................................         75,625         1,709,125
  IMS Health Inc. .......................................................................        500,000        10,550,000
a Medco Health Solutions Inc. ...........................................................         48,240         1,250,863
                                                                                                          -----------------
                                                                                                                13,509,988
                                                                                                          -----------------
  HEALTH TECHNOLOGY 23.0%
  Abbott Laboratories ...................................................................        400,000        17,020,000
a Advanced Medical Optics Inc. ..........................................................         88,888         1,596,428
  Allergan Inc. .........................................................................        400,000        31,492,000
a Amgen Inc. ............................................................................        932,000        60,179,240
  Baxter International Inc. .............................................................        500,000        14,530,000
  Bristol-Myers Squibb Co. ..............................................................        640,000        16,422,400
a Edwards Lifesciences Corp. ............................................................         50,000         1,354,000
  Eli Lilly & Co. .......................................................................        400,000        23,760,000
a Genentech Inc. ........................................................................        500,000        40,070,000
  Johnson & Johnson .....................................................................        996,000        49,321,920
  Merck & Co. Inc. ......................................................................        400,000        20,248,000
a Millipore Corp. .......................................................................        400,000        18,424,000
  Pall Corp. ............................................................................        500,000        11,220,000


62  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  HEALTH TECHNOLOGY (CONT.)
  Pfizer Inc. ...........................................................................      2,000,000  $     60,760,000
  Schering-Plough Corp. .................................................................      1,800,000        27,432,000
  Wyeth .................................................................................        600,000        27,660,000
a Zimmer Holdings Inc. ..................................................................         64,000         3,526,400
                                                                                                          -----------------
                                                                                                               425,016,388
                                                                                                          -----------------
  INDUSTRIAL SERVICES 1.7%
a Ionics Inc. ...........................................................................        400,000         9,784,000
  Schlumberger Ltd. .....................................................................        400,000        19,360,000
  Transocean Inc. .......................................................................         77,440         1,548,800
                                                                                                          -----------------
                                                                                                                30,692,800
                                                                                                          -----------------
  PROCESS INDUSTRIES 1.8%
  Air Products & Chemicals Inc. .........................................................        500,000        22,550,000
  Sigma-Aldrich Corp. ...................................................................        200,000        10,388,000
                                                                                                          -----------------
                                                                                                                32,938,000
                                                                                                          -----------------
  PRODUCER MANUFACTURING 18.5%
  3M Co. ................................................................................        800,000        55,256,000
a American Power Conversion Corp. .......................................................        500,000         8,570,000
  ArvinMeritor Inc. .....................................................................         12,499           222,607
  Avery Dennison Corp. ..................................................................        462,000        23,340,240
a CUNO Inc. .............................................................................         86,200         3,378,187
  Deere & Co. ...........................................................................        300,000        15,993,000
a Dionex Corp. ..........................................................................        250,000         9,840,000
  Emerson Electric Co. ..................................................................        500,000        26,325,000
  Illinois Tool Works Inc. ..............................................................        500,000        33,130,000
  Ingersoll Rand Co., A .................................................................        501,000        26,773,440
  Johnson Controls Inc. .................................................................        200,000        18,920,000
  Molex Inc. ............................................................................        146,483         4,187,949
  Molex Inc., A .........................................................................        146,483         3,594,693
  Teleflex Inc. .........................................................................        500,000        21,715,000
  Textron Inc. ..........................................................................        525,000        20,711,250
a Thomas & Betts Corp.                                                                           500,000         7,925,000
  Tyco International Ltd. ...............................................................      1,550,052        31,667,562
  United Technologies Corp. .............................................................        400,000        30,912,000
                                                                                                          -----------------
                                                                                                               342,461,928
                                                                                                          -----------------
  RETAIL TRADE 2.2%
  Family Dollar Stores Inc. .............................................................        200,000         7,978,000
a Interactive Corp. .....................................................................        600,200        19,836,610
  Tiffany & Co. .........................................................................        350,000        13,065,500
                                                                                                          -----------------
                                                                                                                40,880,110
                                                                                                          -----------------



                                                              Annual Report | 63

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TECHNOLOGY SERVICES 10.6%
  Automatic Data Processing Inc. ........................................................        800,000  $     28,680,000
  Certegy Inc. ..........................................................................        200,000         6,422,000
a Computer Sciences Corp. ...............................................................      1,000,000        37,570,000
  International Business Machines Corp. .................................................        560,000        49,464,800
  Microsoft Corp. .......................................................................      1,000,000        27,790,000
a Oracle Corp. ..........................................................................        500,000         5,610,000
a Sungard Data Systems Inc. .............................................................        500,000        13,155,000
a Yahoo! Inc. ...........................................................................        800,000        28,304,000
                                                                                                          -----------------
                                                                                                               196,995,800
                                                                                                          -----------------

  TRANSPORTATION 5.3%
a Alaska Air Group Inc. .................................................................        500,000        13,910,000
a AMR Corp. .............................................................................      1,080,000        12,366,000
a British Airways PLC, ADR (United Kingdom) .............................................        500,000        14,110,000
  Canadian Pacific Railway Ltd. (Canada) ................................................        250,000         5,902,500
a Continental Airlines Inc., B ..........................................................        500,000         8,290,000
  Delta Air Lines Inc. ..................................................................        950,000        12,635,000
  KLM Royal Dutch Airlines, N.Y. shs. (Netherlands) .....................................        500,000         7,790,000
a Northwest Airlines Corp. ..............................................................        500,000         4,850,000
  Providence & Worchester Railroad Co. ..................................................         42,000           374,220
  Southwest Airlines Co. ................................................................         65,200         1,154,040
  Union Pacific Corp. ...................................................................        300,000        17,451,000
                                                                                                          -----------------

                                                                                                                98,832,760
                                                                                                          -----------------

  TOTAL COMMON STOCKS (COST $1,011,122,558) .............................................                    1,832,205,331
                                                                                                          -----------------

  SHORT TERM INVESTMENT (COST $19,325,482) 1.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio .........................     19,325,482        19,325,482
                                                                                                          -----------------

  TOTAL INVESTMENTS (COST $1,030,448,040) 100.0% ........................................                    1,851,530,813
  OTHER ASSETS, LESS LIABILITIES ........................................................                          849,976
                                                                                                          -----------------

  NET ASSETS 100.0% .....................................................................                 $  1,852,380,789
                                                                                                          -----------------




a Non-income producing
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.


64 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN INCOME FUND

                                                          --------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2003          2002          2001          2000          1999
                                                          --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................          $1.90         $2.16         $2.35         $2.23         $2.34
                                                          --------------------------------------------------------------------

Income from investment operations:

 Net investment income a .............................            .14           .14           .17           .18           .17

 Net realized and unrealized gains (losses) ..........            .38          (.21)         (.15)          .13          (.09)
                                                          --------------------------------------------------------------------
Total from investment operations .....................            .52          (.07)          .02           .31           .08
                                                          --------------------------------------------------------------------
Less distributions from:

 Net investment income ...............................           (.16)         (.17)         (.18)         (.18)         (.18)

 Net realized gains ..................................           (.01)         (.02)         (.03)         (.01)         (.01)
                                                          --------------------------------------------------------------------
Total distributions ..................................           (.17)         (.19)         (.21)         (.19)         (.19)
                                                          --------------------------------------------------------------------
Net asset value, end of year .........................          $2.25         $1.90         $2.16         $2.35         $2.23
                                                          --------------------------------------------------------------------

Total return b .......................................         28.12%        (4.18)%         .58%        14.68%         4.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $9,640,156    $6,001,117    $5,960,990    $6,083,135    $6,776,804

Ratios to average net assets:

 Expenses ............................................           .73%          .72%          .73%          .76%          .73%

 Net investment income ...............................          6.63%         6.67%         7.54%         8.01%         7.46%

Portfolio turnover rate ..............................         48.36%        51.16%        28.13%        24.41%        17.35%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



                                                              Annual Report | 65

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND (CONTINUED)

                                                                                   -------------------------
                                                                                            YEAR ENDED
                                                                                           SEPTEMBER 30,
CLASS B                                                                                  2003        2002 C
                                                                                   -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................         $1.90       $2.15
                                                                                   -------------------------

Income from investment operations:

 Net investment income a ......................................................           .12         .11

 Net realized and unrealized gains (losses) ...................................           .37        (.21)
                                                                                   -------------------------
Total from investment operations ..............................................           .49        (.10)
                                                                                   -------------------------
Less distributions from:

 Net investment income ........................................................          (.14)       (.13)

 Net realized gains ...........................................................          (.01)       (.02)
                                                                                   -------------------------
Total distributions ...........................................................          (.15)       (.15)
                                                                                   -------------------------
Net asset value, end of year ..................................................         $2.24       $1.90
                                                                                   -------------------------

Total return b ................................................................        26.58%      (5.63)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................................    $2,083,783    $558,580

Ratios to average net assets:

 Expenses .....................................................................         1.58%       1.57%d

 Net investment income ........................................................         5.78%       6.01%d

Portfolio turnover rate .......................................................        48.36%      51.16%



a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period November 1, 2001 (effective date) to September 30, 2002.
d Annualized



66  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
CLASS B1                                                                 2003        2002        2001        2000        1999C
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................      $1.90       $2.17       $2.35       $2.24       $2.36
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income a .........................................        .13         .13         .16         .17         .12

 Net realized and unrealized gains (losses) ......................        .38        (.22)       (.14)        .12        (.11)
                                                                     ----------------------------------------------------------
Total from investment operations .................................        .51        (.09)        .02         .29         .01
                                                                     ----------------------------------------------------------

Less distributions from:

 Net investment income ...........................................       (.15)       (.16)       (.17)       (.17)       (.13)

 Net realized gains ..............................................       (.01)       (.02)       (.03)       (.01)         --
                                                                     ----------------------------------------------------------
Total distributions ..............................................       (.16)       (.18)       (.20)       (.18)       (.13)
                                                                     ----------------------------------------------------------
Net asset value, end of year .....................................      $2.25       $1.90       $2.17       $2.35       $2.24
                                                                     ----------------------------------------------------------

Total return b ...................................................     27.51%      (4.66)%       .10%      14.09%        .34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................   $495,004    $430,226    $446,245    $140,711     $83,031

Ratios to average net assets:

 Expenses ........................................................      1.23%       1.22%       1.23%       1.26%       1.23%d

 Net investment income ...........................................      6.13%       6.15%       7.02%       7.49%       7.22%d

Portfolio turnover rate ..........................................     48.36%      51.16%      28.13%      24.41%      17.35%




a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to September 30, 1999.
d Annualized



                                                              Annual Report | 67

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND (CONTINUED)

                                                             ------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS C                                                          2003          2002          2001          2000          1999
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................          $1.91         $2.17         $2.36         $2.24         $2.34
                                                             ------------------------------------------------------------------

Income from investment operations:

 Net investment income a .............................            .13           .13           .16           .17           .16

 Net realized and unrealized gains (losses) ..........            .38          (.21)         (.15)          .13          (.08)
                                                             ------------------------------------------------------------------
Total from investment operations .....................            .51          (.08)          .01           .30           .08
                                                             ------------------------------------------------------------------

Less distributions from:

 Net investment income ...............................           (.15)         (.16)         (.17)         (.17)         (.17)

 Net realized gains ..................................           (.01)         (.02)         (.03)         (.01)         (.01)
                                                             ------------------------------------------------------------------
Total distributions ..................................           (.16)         (.18)         (.20)         (.18)         (.18)
                                                             ------------------------------------------------------------------
Net asset value, end of year .........................          $2.26         $1.91         $2.17         $2.36         $2.24
                                                             ------------------------------------------------------------------

Total return b .......................................         27.37%       (4.64)%          .09%        14.54%         3.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $3,764,372    $1,545,377    $1,080,315      $872,662      $997,438

Ratios to average net assets:

 Expenses ............................................          1.24%         1.21%         1.23%         1.26%         1.23%

 Net investment income ...............................          6.12%         6.21%         7.04%         7.51%         6.97%

Portfolio turnover rate ..............................         48.36%        51.16%        28.13%        24.41%        17.35%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



68  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND (CONTINUED)

                                                                                      -----------------------
                                                                                             YEAR ENDED
                                                                                            SEPTEMBER 30,
CLASS R                                                                                   2003        2002C
                                                                                      -----------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................................      $1.89       $2.18
                                                                                      -----------------------

Income from investment operations:

 Net investment income a ..........................................................        .13         .10

 Net realized and unrealized gains (losses) .......................................        .37        (.27)
                                                                                      -----------------------
Total from investment operations ..................................................        .50        (.17)
                                                                                      -----------------------
Less distributions from:

 Net investment income ............................................................       (.15)       (.12)

 Net realized gains ...............................................................       (.01)         --
                                                                                      -----------------------
Total distributions ...............................................................       (.16)       (.12)
                                                                                      -----------------------
Net asset value, end of year ......................................................      $2.23       $1.89
                                                                                      -----------------------

Total return b ....................................................................     27.31%      (8.34)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................................    $36,417      $6,350

Ratios to average net assets:

 Expenses .........................................................................      1.08%       1.07%d

 Net investment income ............................................................      6.28%       6.77%d

Portfolio turnover rate ...........................................................     48.36%      51.16%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to September 30, 2002.
d Annualized



                                                              Annual Report | 69

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND (CONTINUED)

                                                                     ---------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                            2003        2002        2001        2000        1999
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................     $1.89       $2.16       $2.34       $2.23       $2.34
                                                                     ---------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................................       .14         .14         .18         .18         .17

 Net realized and unrealized gains (losses) .......................       .38        (.22)       (.15)        .12        (.09)
                                                                     ---------------------------------------------------------
Total from investment operations ..................................       .52        (.08)        .03         .30         .08
                                                                     ---------------------------------------------------------

Less distributions from:

 Net investment income ............................................      (.16)       (.17)       (.18)       (.18)       (.18)

 Net realized gains ...............................................      (.01)       (.02)       (.03)       (.01)       (.01)
                                                                     ---------------------------------------------------------
Total distributions ...............................................      (.17)       (.19)       (.21)       (.19)       (.19)
                                                                     ---------------------------------------------------------
Net asset value, end of year ......................................     $2.24       $1.89       $2.16       $2.34       $2.23
                                                                     ---------------------------------------------------------

Total return b ....................................................    28.47%      (4.50)%      1.21%      14.90%       3.71%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $95,009     $30,737     $22,737     $21,220     $23,891

Ratios to average net assets:

 Expenses .........................................................      .58%        .57%        .58%        .61%        .58%

 Net investment income ............................................     6.78%       6.85%       7.69%       8.16%       7.60%

Portfolio turnover rate ...........................................    48.36%      51.16%      28.13%      24.41%      17.35%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.


70 | See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY              SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 33.9%
  COMMUNICATIONS 1.8%
a Microcell Telecommunications Inc., B ........................      Canada                154,205       $       1,829,503
a NII Holdings Inc., B ........................................   United States            106,744               6,371,549
a NTL Inc. ....................................................   United States            379,020              17,859,422
  SBC Communications Inc. .....................................   United States          5,500,000             122,375,000
a Telecom Argentina Stet - France Telecom SA, B, ADR ..........     Argentina            1,700,000              10,931,000
  Verizon Communications Inc. .................................   United States          4,000,000             129,760,000
                                                                                                         ------------------
                                                                                                               289,126,474
                                                                                                         ------------------
  CONSUMER NON-DURABLES 1.2%
  Altria Group Inc. ...........................................   United States          3,250,000             142,350,000
  Loews Corp. - Carolina Group ................................   United States          2,046,400              47,067,200
                                                                                                         ------------------
                                                                                                               189,417,200
                                                                                                         ------------------
  ENERGY MINERALS 4.6%
  BP PLC, ADR .................................................  United Kingdom          4,000,000             168,400,000
  Canadian Oil Sands Trust ....................................      Canada              5,600,000             162,673,682
  ChevronTexaco Corp. .........................................   United States          3,500,000             250,075,000
  Petroleo Brasileiro SA, ADR .................................      Brazil              1,600,000              36,688,000
  Royal Dutch Petroleum Co., N.Y. shs. ........................    Netherlands           3,000,000             132,600,000
                                                                                                         ------------------
                                                                                                               750,436,682
                                                                                                         ------------------
  FINANCE 2.7%
  Comerica Inc. ...............................................   United States          2,500,000             116,500,000
  Fleet Boston Financial Corp. ................................   United States          5,400,000             162,810,000
  iStar Financial Inc. ........................................   United States          1,586,900              61,809,755
  JP Morgan Chase & Co. .......................................   United States          3,000,000             102,990,000
                                                                                                         ------------------
                                                                                                               444,109,755
                                                                                                         ------------------
  HEALTH TECHNOLOGY 1.5%
  Bristol-Myers Squibb Co. ....................................   United States          7,000,000             179,620,000
  Pfizer Inc. .................................................   United States          2,000,000              60,760,000
                                                                                                         ------------------
                                                                                                               240,380,000
                                                                                                         ------------------
  NON-ENERGY MINERALS .6%
  AngloGold Ltd., ADR .........................................   South Africa           2,250,000              84,825,000
  Olin Corp. ..................................................   United States            335,300               5,304,446
                                                                                                         ------------------
                                                                                                                90,129,446
                                                                                                         ------------------
  PROCESS INDUSTRIES 2.1%
  Dow Chemical Co. ............................................   United States          2,250,000              73,215,000
  E.I. du Pont de Nemours & Co. ...............................   United States          3,000,000             120,030,000
  Eastman Chemical Co. ........................................   United States          2,000,000              67,000,000
  Georgia-Pacific Corp. .......................................   United States          2,500,000              60,600,000
  Lyondell Chemical Co. .......................................   United States          1,200,000              15,336,000
                                                                                                         ------------------
                                                                                                               336,181,000
                                                                                                         ------------------



                                                              Annual Report | 71

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY              SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  REAL ESTATE .4%
  Liberty Property Trust ......................................   United States            800,000       $      29,584,000
  ProLogis ....................................................   United States          1,000,000              30,250,000
                                                                                                         ------------------
                                                                                                                59,834,000
                                                                                                         ------------------
  TECHNOLOGY SERVICES
a Anacomp Inc., A .............................................   United States             76,900               1,622,590
                                                                                                         ------------------
  UTILITIES 19.0%
  Alliant Energy Corp. ........................................   United States          5,000,000             110,000,000
  Ameren Corp. ................................................   United States          4,000,000             171,640,000
  American Electric Power Co. Inc. ............................   United States          5,500,000             165,000,000
  CenterPoint Energy Inc. .....................................   United States          3,000,000              27,510,000
  Cinergy Corp. ...............................................   United States          4,500,000             165,150,000
a CMS Energy Corp. ............................................   United States          3,650,000              26,900,500
  Consolidated Edison Inc. ....................................   United States            500,000              20,380,000
  Dominion Resources Inc. .....................................   United States          3,286,600             203,440,540
  DTE Energy Co. ..............................................   United States          4,759,000             175,559,510
  Duke Energy Corp. ...........................................   United States          5,500,000              97,955,000
  Energy East Corp. ...........................................   United States          4,000,000              89,720,000
  Exelon Corp. ................................................   United States          3,918,600             248,831,100
  FirstEnergy Corp. ...........................................   United States          7,500,000             239,250,000
  FPL Group Inc. ..............................................   United States          1,000,000              63,200,000
  Hawaiian Electric Industries Inc. ...........................   United States            860,000              37,435,800
  KeySpan Corp. ...............................................   United States          3,250,000             114,010,000
  NiSource Inc. ...............................................   United States          3,500,000              69,930,000
  ONEOK Inc. ..................................................   United States          2,396,900              48,345,473
  Pepco Holdings Inc. .........................................   United States          5,500,000              95,040,000
  Pinnacle West Capital Corp. .................................   United States          2,426,600              86,144,300
  PPL Corp. ...................................................   United States          1,480,000              60,606,000
  Progress Energy Inc. ........................................   United States          3,200,000             142,272,000
  Public Service Enterprise Group Inc. ........................   United States          2,500,000             105,000,000
  Sempra Energy ...............................................   United States          2,456,600              72,125,776
  Southern Co. ................................................   United States          3,250,000              95,290,000
b TECO Energy Inc. ............................................   United States         11,879,500             164,174,690
  TXU Corp. ...................................................   United States          4,200,000              98,952,000
  Xcel Energy Inc. ............................................   United States          4,332,500              67,023,775
                                                                                                         ------------------
                                                                                                             3,060,886,464
                                                                                                         ------------------
  TOTAL COMMON STOCKS (COST $5,047,311,939) ...................                                              5,462,123,611
                                                                                                         ------------------
  PREFERRED STOCKS .1%
  COMMUNICATIONS
a Nortel Inversora SA, B, ADR, pfd. ...........................     Argentina              524,000               1,676,800
                                                                                                         ------------------
  HEALTH SERVICES .1%
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ....      Germany            12,100,000              12,614,250
                                                                                                         ------------------




72  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY              SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  PREFERRED STOCKS (CONT.)
  PROCESS INDUSTRIES
a,c Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ..................     Indonesia           75,000,000       $       1,312,500
                                                                                                         ------------------
  TOTAL PREFERRED STOCKS (COST $76,153,127) ...................                                                 15,603,550
                                                                                                         ------------------
  CONVERTIBLE PREFERRED STOCKS 14.5%
  AEROSPACE/DEFENSE .7%
  Goldman Sachs Group Inc. into Lockheed Martin, 8.00%,
    cvt. pfd. .................................................   United States            835,000              39,511,365
  Lehman Brothers Holdings Inc. into United Technologies Corp.,
    6.00%, cvt. pfd. ..........................................   United States          1,175,000              81,274,750
                                                                                                         ------------------
                                                                                                               120,786,115
                                                                                                         ------------------
  COMMUNICATIONS 1.0%
  Alltel Corp. - Equity Units, 7.75%, cvt. pfd. ...............   United States          2,900,000             141,781,000
  Dobson Communications Corp., 6.00%, cvt. pfd. ...............   United States             49,800               9,711,000
a McLeodUSA Inc., 2.50%, cvt. pfd. ............................   United States            177,366               1,257,525
a Microcell Telecommunications Inc, cvt. pfd. .................      Canada                155,130               1,983,025
                                                                                                         ------------------
                                                                                                               154,732,550
                                                                                                         ------------------
  CONSUMER DURABLES 2.3%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...........   United States          5,800,000             251,198,000
  General Motors Corp., 6.25%, cvt. pfd. ......................   United States          4,300,000             115,885,000
                                                                                                         ------------------
                                                                                                               367,083,000
                                                                                                         ------------------
  CONSUMER NON-DURABLES .2%
  Morgan Stanley into Coca-Cola Co., 7.00%, cvt. pfd. .........   United States            650,000              28,439,125
                                                                                                         ------------------
  CONSUMER SERVICES .5%
  Goldman Sachs Group Inc. into AOL Time Warner, 6.50%,
    cvt. pfd. .................................................   United States          5,650,000              81,054,900
                                                                                                         ------------------
  ELECTRONIC TECHNOLOGY 1.0%
  Citigroup Global Markets into Motorola, 8.00%, cvt. pfd. ....   United States          1,000,000              64,750,000
  Motorola Inc., 7.00%, cvt. pfd. .............................   United States          1,250,000              47,400,000
  Solectron Corp., 7.25%, cvt. pfd. ...........................   United States          2,800,000              46,676,000
                                                                                                         ------------------
                                                                                                               158,826,000
                                                                                                         ------------------
  ENERGY MINERALS 1.1%
  Nuevo Financing I, 5.75%, cvt. pfd., A ......................   United States          1,582,200              59,728,050
a Range Resources Corp., cvt. pfd. ............................   United States          1,000,000              50,750,000
  Unocal Corp., 6.25%, cvt. pfd. ..............................   United States          1,250,000              64,375,000
                                                                                                         ------------------
                                                                                                               174,853,050
                                                                                                         ------------------
  HEALTH TECHNOLOGY .7%
  Goldman Sachs Group Inc. into Wyeth, 7.00%, cvt. pfd. .......   United States          1,400,000              64,927,800
  Morgan Stanley into Pfizer Inc., 5.00%, cvt. pfd. ...........   United States          1,780,000              54,848,475
                                                                                                         ------------------
                                                                                                               119,776,275
                                                                                                         ------------------



                                                              Annual Report | 73

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY              SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (CONT.)
  INDUSTRIAL SERVICES 1.2%
  Citigroup Global Markets into Tyco International, 7.00%,
    cvt. pfd. .................................................   United States          3,000,000       $      57,750,000
  El Paso Energy Capital Trust I, 4.75%, cvt. pfd. ............   United States            290,000               8,737,700
  Lehman Brothers Holdings Inc. into Weatherford International,
    6.00%, cvt. pfd. ..........................................   United States          2,250,000              87,328,125
  Williams Cos. Inc., 144A, 5.50%, cvt. pfd. ..................   United States            559,000              33,889,375
                                                                                                         ------------------
                                                                                                               187,705,200
                                                                                                         ------------------
  REAL ESTATE 2.4%
  Archstone-Smith Trust, 9.16%, cvt. pfd. .....................   United States          1,000,000              35,750,000
  Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..............   United States          2,100,000              47,964,000
  Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ..........   United States          3,550,000              85,093,500
  Host Marriott Corp., 6.75%, cvt. pfd. .......................   United States          2,670,000             124,304,520
  Innkeepers USA Trust, 8.625%, cvt. pfd., A ..................   United States          1,968,300              49,404,330
  Reckson Associates Realty Corp., 7.625%, cvt. pfd., A .......   United States          1,900,000              47,737,500
                                                                                                         ------------------
                                                                                                               390,253,850
                                                                                                         ------------------
  TECHNOLOGY SERVICES 1.5%
  Electronic Data Systems Corp., 7.625%, cvt. pfd. ............   United States          2,000,000              40,920,000
  Goldman Sachs Group Inc. into IBM, 8.00%, cvt. pfd. .........   United States            525,000              43,464,225
  Morgan Stanley into Accenture Inc., 6.00%, cvt. pfd. ........   United States          6,750,000             150,255,000
                                                                                                         ------------------
                                                                                                               234,639,225
                                                                                                         ------------------
  UTILITIES 1.9%
  American Electric Power Co. Inc., 9.25%, cvt. pfd. ..........   United States            950,800              42,358,140
  CMS Energy Trust I, 7.75%, cvt. pfd. ........................   United States          1,150,000              41,822,050
  FPL Group Inc., 8.50%, cvt. pfd. ............................   United States            750,000              42,720,000
  Keyspan Corp., 8.75%, cvt. pfd. .............................   United States            800,000              41,840,000
  ONEOK Inc., 8.50%, cvt. pfd. ................................   United States            700,000              20,125,000
  Sempra Energy, 8.50%, cvt. pfd. .............................   United States          2,000,000              55,340,000
  Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES ........   United States            341,000              10,011,760
b TECO Energy Inc., ACES, 9.50%, cvt. pfd. ....................   United States            831,000              15,415,050
  TXU Corp., 8.75%, cvt. pfd. .................................   United States          1,300,000              44,655,000
                                                                                                         ------------------
                                                                                                               314,287,000
                                                                                                         ------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,402,673,783) ....                                              2,332,436,290
                                                                                                         ------------------


                                                                                  -------------------
                                                                                   PRINCIPAL AMOUNT D
                                                                                  -------------------
  BONDS 29.5%
  COMMUNICATIONS 3.1%
  Dobson Communications Corp., senior note, 10.875%,
    7/01/10 ...................................................   United States    $    35,000,000              38,325,000
  Nextel Communications Inc., senior disc. note, 9.95%,
    2/15/08 ...................................................   United States         48,800,000              51,545,000
c Nextlink Communications Inc., senior note, 10.75%, 6/01/09 ..   United States         51,000,000                 318,750
  Qwest Capital Funding, 7.00%, 8/03/09 .......................   United States        130,000,000             116,675,000
  Qwest Capital Funding, 7.25%, 2/15/11 .......................   United States        110,000,000              98,450,000
  Qwest Corp., 7.20%, 11/10/26 ................................   United States         38,000,000              34,390,000


74  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  COMMUNICATIONS (CONT.)
  Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .....   United States    $    47,400,000       $      47,518,500
  US West Communications Inc., 6.875%, 9/15/33 ................   United States         50,500,000              44,692,500
c WorldCom Inc., 8.00%, 5/15/06 ...............................   United States        150,000,000              49,875,000
c WorldCom Inc., 7.50%, 5/15/11 ...............................   United States         73,000,000              24,272,500
                                                                                                         ------------------
                                                                                                               506,062,250
                                                                                                         ------------------
  CONSUMER DURABLES 1.3%
  General Motors, 8.25%, 7/15/23 ..............................   United States         37,200,000              38,999,364
  General Motors, 8.375%, 7/15/33 .............................   United States        160,000,000             167,767,200
                                                                                                         ------------------
                                                                                                               206,766,564
                                                                                                         ------------------
  CONSUMER NON-DURABLES .2%
c Compania Alimentos Fargo SA, 13.25%, 8/01/08 ................     Argentina           27,000,000               3,510,000
  Revlon Consumer Products Corp., senior sub. note, 8.625%,
    2/01/08 ...................................................   United States         58,200,000              33,174,000
                                                                                                         ------------------
                                                                                                                36,684,000
                                                                                                         ------------------
  CONSUMER SERVICES 6.4%
c,e Adelphia Communications Corp., senior note, 7.875%,
    5/01/09 ...................................................   United States         53,600,000              36,850,000
c,e Adelphia Communications Corp., senior note, 10.875%,
    10/01/10 ..................................................   United States         55,000,000              38,775,000
  AOL Time Warner Inc., notes, 6.875%, 5/01/12 ................   United States         27,000,000              30,354,615
c Cablevision SA, 13.75%, 5/01/09 .............................     Argentina           29,300,000              10,694,500
  CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ......      Canada             37,900,000              43,206,000
  Charter Communications Holdings II, senior note, 144A,
    10.25%, 9/15/10 ...........................................   United States        405,400,000             410,467,500
  CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09 .....   United States         16,800,000              16,968,000
  Coast Hotel & Casino Inc., senior sub. note, 9.50%, 4/01/09 .   United States         38,900,000              41,720,250
  CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ..........   United States        113,000,000             113,282,500
  CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ........   United States         40,000,000              41,400,000
  EchoStar DBS Corp., senior note, 10.375%, 10/01/07 ..........   United States         49,000,000              54,757,500
  Eldorado Resorts LLC, senior sub. note, 10.50%, 8/15/06 .....   United States          8,000,000               8,120,000
f Lone Cypress Co., sub. note, 11.50%, 8/01/09 ................   United States         23,732,503              25,008,125
  Six Flags Inc., senior note, 9.50%, 2/01/09 .................   United States         45,000,000              43,087,500
  Universal City Development, senior note, 144A, 11.75%,
    4/01/10 ...................................................   United States         34,000,000              38,420,000
  Venetian Casino/LV Sands, 11.00%, 6/15/10 ...................   United States         50,200,000              57,479,000
  Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ..   United States         23,768,000              25,312,920
                                                                                                         ------------------
                                                                                                             1,035,903,410
                                                                                                         ------------------
  ELECTRONIC TECHNOLOGY 1.9%
  Amkor Technology Inc., senior sub. note, 10.50%, 5/01/09 ....   United States         60,000,000              64,200,000
  Lucent Technologies, 6.45%, 3/15/29 .........................   United States        180,000,000             125,100,000
  Sanmina-SCI Corp., A, 10.375%, 1/15/10 ......................   United States         30,000,000              35,325,000
  Solectron Corp., senior note, 9.625%, 2/15/09 ...............   United States         67,000,000              74,202,500
                                                                                                         ------------------
                                                                                                               298,827,500
                                                                                                         ------------------



                                                              Annual Report | 75

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  ENERGY MINERALS .8%
  Chesapeake Energy Corp., senior note, 8.125%, 4/01/11 .......   United States    $    50,000,000       $      54,500,000
  Chesapeake Energy Corp., senior note, 9.00%, 8/15/12 ........   United States         15,000,000              16,950,000
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
    9/01/11 ...................................................   United States         16,200,000              16,767,000
  Mission Resources Corp., senior sub. note, C, 10.875%,
    4/01/07 ...................................................   United States         47,000,000              35,485,000
                                                                                                         ------------------
                                                                                                               123,702,000
                                                                                                         ------------------
  FINANCE .5%
  Ford Motor Credit Co., 7.00%, 10/01/13 ......................   United States         85,000,000              85,692,070
                                                                                                         ------------------
  HEALTH SERVICES .7%
  Healthsouth Corp., 7.625%, 6/01/12 ..........................   United States         75,000,000              64,875,000
  Tenet Healthcare Corp., 6.375%, 12/01/11 ....................   United States         45,000,000              43,312,500
                                                                                                         ------------------
                                                                                                               108,187,500
                                                                                                         ------------------
  INDUSTRIAL SERVICES 1.4%
  Allied Waste North America Inc., 10.00%, 8/01/09 ............   United States         25,000,000              27,218,750
  El Paso Corp., senior note, 6.75%, 5/15/09 ..................   United States        135,000,000             113,400,000
  Tyco International Group, 6.375%, 10/15/11 ..................    Luxembourg           50,000,000              51,812,500
  Williams Co. Inc., 7.125%, 9/01/11 ..........................   United States         30,000,000              29,775,000
                                                                                                         ------------------
                                                                                                               222,206,250
                                                                                                         ------------------
  NON-ENERGY MINERALS .1%
  Century Aluminum Co., first mortgage, senior secured note,
    11.75%, 4/15/08 ...........................................   United States         15,000,000              16,125,000
                                                                                                         ------------------
  PROCESS INDUSTRIES 3.0%
  Buckeye Technologies Inc., senior sub. note, 8.50%,
    12/15/05 ..................................................   United States         22,300,000              22,725,930
  Consoltex Group Inc., PIK, 11.00%, 1/31/09 ..................   United States         55,919,626                   5,592
  Equistar Chemicals LP, senior note, 10.125%, 9/01/08 ........   United States         82,000,000              81,590,000
  Four M Corp., senior note, B, 12.00%, 6/01/06 ...............   United States         30,000,000              30,375,000
  Georgia-Pacific Corp., senior sub. note, 9.375%, 2/01/13 ....   United States         39,500,000              44,289,375
  Graphic Packaging International, 144A, senior sub. note, 9.50%,
    8/15/13 ...................................................   United States         55,000,000              60,637,500
  Huntsman LLC, 144A, 11.625%, 10/15/10 .......................   United States         44,600,000              43,708,000
  IMC Global Inc., senior note, 144A, 10.875%, 8/01/13 ........   United States         80,000,000              83,200,000
  Lyondell Chemical Co., 9.625%, 5/01/07 ......................   United States         25,000,000              23,875,000
  Lyondell Chemical Co., senior note, 10.50%, 6/01/13 .........   United States         71,500,000              68,640,000
c Tjiwi Kimia Finance Mauritius, 10.00%, 8/01/04 ..............     Indonesia           87,000,000              30,885,000
                                                                                                         ------------------
                                                                                                               489,931,397
                                                                                                         ------------------
  PRODUCER MANUFACTURING 1.6%
  Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ....    Netherlands          90,000,000              97,200,000
  Dana Corp., 7.00%, 3/01/29 ..................................   United States         41,000,000              37,105,000
  H&E Equipment/Finance, 11.125%, 6/15/12 .....................   United States         26,000,000              22,230,000
  Nortek Inc., senior sub. note, 9.875%, 6/15/11 ..............   United States         48,500,000              51,531,250


76  | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  PRODUCER MANUFACTURING (CONT.)
  Outsourcing Services Group Inc., senior sub. note, 11.375%,
    3/01/06 ...................................................   United States    $    22,000,000       $      11,660,000
  Trench Electric & Trench Inc., senior sub. deb., 10.25%,
    12/15/07 ..................................................      Canada             30,000,000              30,675,000
                                                                                                         ------------------
                                                                                                               250,401,250
                                                                                                         ------------------
  REAL ESTATE 1.7%
  Felcor Lodging LP, 9.50%, 9/15/08 ...........................   United States         74,000,000              79,920,000
  HMH Properties Inc., 7.875%, 8/01/08 ........................   United States         75,000,000              77,437,500
  HMH Properties Inc., senior note, C, 8.45%, 12/01/08 ........   United States         27,200,000              28,458,000
  Meristar Hospitality Corp., senior sub. note, 8.75%, 8/15/07    United States         18,000,000              17,865,000
  Meristar Hospitality Corp., 9.125%, 1/15/11 .................   United States         72,500,000              76,487,500
                                                                                                         ------------------
                                                                                                               280,168,000
                                                                                                         ------------------
  TRANSPORTATION .3%
  Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%,
    8/15/08 ...................................................   United States         15,100,000              16,024,875
  Laidlaw International Inc., senior note, 144A, 10.75%,
    6/15/11 ...................................................   United States         24,700,000              26,305,500
                                                                                                         ------------------
                                                                                                                42,330,375
                                                                                                         ------------------
  UTILITIES 6.5%
  AES Corp., senior note, 8.75%, 6/15/08 ......................   United States         33,000,000              33,247,500
  Allegheny Energy Supply, 7.80%, 3/15/11 .....................   United States         43,000,000              36,765,000
  Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ...............   United States        110,000,000              97,350,000
  Aquila Inc., 14.875%, 7/01/12 ...............................   United States         97,500,000             122,850,000
  Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..      Canada            150,000,000             108,750,000
  Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ....   United States         95,000,000              87,875,000
  Calpine Corp., senior note, 8.50%, 2/15/11 ..................   United States        130,000,000              92,300,000
  Calpine Corp., secured note, 144A, 8.75%, 7/15/13 ...........   United States         25,000,000              23,000,000
  CMS Energy Corp., 9.875%, 10/15/07 ..........................   United States         40,000,000              43,000,000
  CMS Energy Corp., senior note, 144A, 7.75%, 8/01/10 .........   United States         40,000,000              39,800,000
  Dynegy Holdings Inc., 9.875%, 7/15/10 .......................   United States        100,000,000             105,000,000
  Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ..........   United States         49,500,000              41,703,750
  Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...........   United States         22,500,000              20,700,000
  Dynegy Holdings Inc., secured note, 144A, 10.125%, 7/15/13 ..   United States         97,000,000             102,820,000
  FirstEnergy Corp., 6.45%, 11/15/11 ..........................   United States         60,000,000              62,728,200
  Sierra Pacific Resources, 8.75%, 5/15/05 ....................   United States         30,000,000              28,125,000
                                                                                                         ------------------
                                                                                                             1,046,014,450
                                                                                                         ------------------
  TOTAL BONDS (COST $4,702,488,665) ...........................                                              4,749,002,016
                                                                                                         ------------------
  CONVERTIBLE BONDS 5.9%
  COMMUNICATIONS .3%
  Nextel Communications Inc., cvt., 5.25%, 1/15/10 ............   United States         60,000,000              56,250,000
                                                                                                         ------------------
  CONSUMER DURABLES .1%
  K2 Inc., cvt., 144A, 5.00%, 6/15/10 .........................   United States         12,900,000              17,038,836
                                                                                                         ------------------



                                                              Annual Report | 77

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
---------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS (CONT.)
  CONSUMER SERVICES .5%
c,e Adelphia Communications Corp., junior sub. note, cvt., 6.00%,
    2/15/06 ...................................................   United States    $    95,000,000       $      32,775,000
  EchoStar Communications Corp., cvt., 4.875%, 1/01/07 ........   United States         55,000,000              56,306,250
                                                                                                         ------------------
                                                                                                                89,081,250
                                                                                                         ------------------
  ELECTRONIC TECHNOLOGY 3.4%
  Advanced Micro Devices Inc., cvt., FRN, 4.75%, 2/01/22 ......   United States         70,000,000              62,562,500
  Agere Systems Inc., cvt., 6.50%, 12/15/09 ...................   United States         14,800,000              19,181,836
  Amkor Technology Inc., cvt., 5.00%, 3/15/07 .................   United States         86,000,000              79,227,500
  Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ........   United States         15,500,000              15,248,125
  Lam Research Corp., cvt., 4.00%, 6/01/06 ....................   United States         20,000,000              19,475,000
  Nortel Networks Corp., senior note, cvt., 4.25%, 9/01/08 ....      Canada            235,000,000             208,562,500
  PMC-Sierra Inc., cvt., 3.75%, 8/15/06 .......................   United States         40,000,000              38,500,000
  SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 ...........   United States        100,000,000              91,125,000
  Trans-Lux Corp., cvt., sub. note, 7.50%, 12/01/06 ...........   United States          8,000,000               7,350,000
                                                                                                         ------------------
                                                                                                               541,232,461
                                                                                                         ------------------
  HEALTH TECHNOLOGY .3%
  Enzon Pharmaceuticals Inc., cvt., 4.50%, 7/01/08 ............   United States         13,500,000              11,306,250
  ICN Pharmaceuticals Inc., cvt., sub. note, 6.50%, 7/15/08 ...   United States         31,000,000              29,566,250
                                                                                                         ------------------
                                                                                                                40,872,500
                                                                                                         ------------------
  INDUSTRIAL SERVICES .1%
  Hanover Compressor Co., cvt., 4.75%, 3/15/08 ................   United States         25,200,000              22,774,500
                                                                                                         ------------------
  NON-ENERGY MINERALS .3%
  Trizec Hahn Corp. into Barrick Gold, cvt., senior deb., 3.00%,
    1/29/21 ...................................................      Canada             58,000,000              40,310,000
                                                                                                         ------------------
  REAL ESTATE .7%
  Meristar Hospitality Corp., cvt., 9.50%, 4/01/10 ............   United States         95,000,000             115,425,000
                                                                                                         ------------------
  UTILITIES .2%
  Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 ....   United States         19,100,000              26,740,000
                                                                                                         ------------------
  TOTAL CONVERTIBLE BONDS (COST $853,677,358) .................                                                949,724,547
                                                                                                         ------------------
  ZERO COUPON/STEP-UP BONDS 1.4%
  COMMERCIAL SERVICES .3%
  Johnsondiversey Inc., zero cpn. to 5/15/07, 10.67% thereafter,
    5/15/13 ...................................................   United States         62,000,000              43,400,000
                                                                                                         ------------------
  COMMUNICATIONS
c Nextlink Communications Inc., senior disc. note, zero cpn. to
    6/01/04, 12.25% thereafter, 6/01/09 .......................   United States         44,000,000                 275,000
                                                                                                         ------------------




78  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
---------------------------------------------------------------------------------------------------------------------------
  ZERO COUPON/STEP-UP BONDS (CONT.)
  CONSUMER SERVICES .8%
  Charter Communications Holdings LLC, senior disc. note,
    zero cpn. to 1/15/06, 13.50% thereafter, 1/15/11 ..........   United States    $    90,000,000       $      56,700,000
  Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
    13.75% thereafter, 7/15/11 ................................      Canada             55,200,000              47,196,000
  Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
    thereafter, 8/01/11 .......................................  United Kingdom         26,865,000              24,044,175
                                                                                                         ------------------
                                                                                                               127,940,175
                                                                                                         ------------------
  PROCESS INDUSTRIES .3%
  HMP Equity Holdings Corp., zero cpn., 144A, 5/15/08 .........   United States         21,500,000              10,535,000
  Huntsman ICI Chemicals, senior disc. note, zero cpn.,
    12/31/09 ..................................................   United States        111,500,000              44,600,000
                                                                                                         ------------------
                                                                                                                55,135,000
                                                                                                         ------------------
  TOTAL ZERO COUPON/STEP-UP BONDS (COST $256,075,506) .........                                                226,750,175
                                                                                                         ------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES .6%
  GNMA, 6.00%, 10/15/31 .......................................   United States         20,358,339              21,179,394
  GNMA, 6.00%, 1/15/32 ........................................   United States         26,105,615              27,152,722
  GNMA, 6.00%, 2/15/32 ........................................   United States         12,668,836              13,176,988
  GNMA, 6.00%, 3/15/32 ........................................   United States          6,610,242               6,875,382
  GNMA, 6.00%, 4/15/32 ........................................   United States          9,572,288               9,956,236
  GNMA, 6.00%, 7/15/32 ........................................   United States         14,852,497              15,448,237
                                                                                                         ------------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $88,833,528) ........................................                                                 93,788,959
                                                                                                         ------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES
 (COST $38,272,973) .1%
  Republic of South Africa, 12.00%, 2/28/05 ...................   South Africa         150,000,000 ZAR          22,516,583
                                                                                                         ------------------
  MUNICIPAL BONDS .9%
  California State GO, 5.00%, 2/01/26 .........................   United States         10,450,000              10,215,606
  California State GO, 5.25%, 2/01/28 .........................   United States         24,600,000              24,767,034
  California State GO, 5.00%, 2/01/32 .........................   United States         65,250,000              63,012,577
  California State GO, 5.00%, 2/01/33 .........................   United States         23,250,000              22,416,953
  California State GO, 5.25%, 2/01/33 .........................   United States         28,500,000              28,581,225
                                                                                                         ------------------
  TOTAL MUNICIPAL BONDS (COST $141,604,593) ...................                                                148,993,395
                                                                                                         ------------------
  TOTAL LONG TERM INVESTMENTS (COST $13,607,091,472) ..........                                             14,000,939,126
                                                                                                         ------------------


                                                                                    ----------------
                                                                                          SHARES
                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $149,649,449) .9%
g Franklin Institutional Fiduciary Trust Money Market Portfolio   United States        149,649,449             149,649,449
                                                                                                         ------------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $13,756,740,921) ....................................                                             14,150,588,575
                                                                                                         ------------------




                                                              Annual Report | 79

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT D          VALUE
---------------------------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS 14.0%
h Joint Repurchase Agreement, .976%, 10/01/03
    (Maturity Value $2,087,399,264) ...........................   United States    $ 2,087,342,674       $   2,087,342,674
     ABN AMRO Bank, N.V., New York Branch
     (Maturity Value $191,915,488)
    Banc of America Securities LLC
     (Maturity Value $191,915,488)
    Barclays Capital Inc. (Maturity Value $191,915,488)
    Bear, Stearns & Co. Inc. (Maturity Value $118,105,050)
    BNP Paribas Securities Corp. (Maturity Value $191,915,488)
    Deutsche Bank Securities Inc. (Maturity Value $191,915,488)
    Dresdner Kleinwort Wasserstein Securities LLC
     (Maturity Value $206,652,530)
    Goldman, Sachs & Co. (Maturity Value $191,915,488)
    Greenwich Capital Markets Inc.
     (Maturity Value $191,915,488)
    Lehman Brothers Inc. (Maturity Value $35,402,292)
    Morgan Stanley & Co. Inc. (Maturity Value $191,915,488)
    UBS Securities LLC (Maturity Value $191,915,488)
     Collateralized by U.S. Treasury Bills, Notes, and Bonds, and
     U.S. Government Agency Securities
i Barclays Capital Inc., 1.08%, 10/01/03,
    (Maturity Value $31,953,918) ..............................   United States         31,952,959              31,952,959
     Collateralized by U.S. Government Agency Securities
i Morgan Stanley & Co. Inc., 1.12%, 10/01/03,
    (Maturity Value $40,002,488) ..............................   United States         40,001,244              40,001,244
     Collateralized by U.S. Government Agency Securities
i Goldman, Sachs & Co., 1.10%, 10/01/03,
    (Maturity Value $26,882,642) ..............................   United States         26,881,821              26,881,821
     Collateralized by U.S. Government Agency Securities
i JP Morgan Securities Inc., 1.10%, 10/01/03,
    (Maturity Value $40,002,444) ..............................   United States         40,001,222              40,001,222
     Collateralized by U.S. Government Agency Securities
i UBS Securities LLC, 1.11%, 10/01/03,
    (Maturity Value $35,002,159) ..............................   United States         35,001,080              35,001,080
     Collateralized by U.S. Government Agency Securities
                                                                                                         ------------------
  TOTAL REPURCHASE AGREEMENTS (COST $2,261,181,000) ...........                                              2,261,181,000
                                                                                                         ------------------
  TOTAL INVESTMENTS (COST $16,017,921,921) 101.8% .............                                            16,411,769,575
  OTHER ASSETS, LESS LIABILITIES (1.8)% .......................                                               (297,028,157)
                                                                                                         ------------------
  NET ASSETS 100.0% ...........................................                                          $  16,114,741,418
                                                                                                         ------------------

CURRENCY ABBREVIATIONS | ZAR - South African Rand


See glossary of terms on page 96.

a Non-income producing
b See Note 9 regarding holdings of 5% voting securities.
c The fund discontinues accruing income on defaulted securities. See Note 7.
d The principal amount is stated in U.S. dollars unless otherwise indicated.
e See Note 10 regarding other considerations.
f See Note 8 regarding restricted securities.
g See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
h See Note 1(c) regarding repurchase agreements.
i Collateral for loaned securities. See Note 1(f).



80 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                         ---------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2003          2002          2001          2000          1999
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $6.99         $6.93         $6.63         $6.62         $6.99
                                                         ---------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................          .28           .38           .41c          .43           .44

 Net realized and unrealized gains (losses) ............         (.10)          .09           .33c          .01          (.37)
                                                         ---------------------------------------------------------------------
Total from investment operations .......................          .18           .47           .74           .44           .07
                                                         ---------------------------------------------------------------------
Less distributions from net investment income ..........         (.36)         (.41)         (.44)         (.43)         (.44)
                                                         ---------------------------------------------------------------------
Net asset value, end of year ...........................        $6.81         $6.99         $6.93         $6.63         $6.62
                                                         ---------------------------------------------------------------------

Total return b .........................................        2.66%         7.06%        11.52%         6.90%         1.05%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $7,286,317    $7,726,914    $7,197,334    $6,852,374    $7,895,906

Ratios to average net assets:

 Expenses ..............................................         .70%          .69%          .68%          .70%          .67%

 Net investment income .................................        4.11%         5.48%         6.12%c        6.62%         6.43%

Portfolio turnover rate ................................       66.96%        44.62%        19.18%         3.98%        15.04%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and
  Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share ............................ $(.008)
Net realized and unrealized gains (losses) per share .......   .008
Ratio of net investment income to average net assets .......   (.11)%



                                                              Annual Report | 81

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                                  ---------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
CLASS B                                                                  2003        2002        2001        2000        1999 D
                                                                  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................        $6.98       $6.93       $6.63       $6.62       $6.91
                                                                  ---------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................................          .25         .34         .37c        .39         .30

 Net realized and unrealized gains (losses) ....................         (.10)        .09         .33c        .01        (.28)
                                                                  ---------------------------------------------------------------
Total from investment operations ...............................          .15         .43         .70         .40         .02
                                                                  ---------------------------------------------------------------
Less distributions from net investment income ..................         (.33)       (.38)       (.40)       (.39)       (.31)
                                                                  ---------------------------------------------------------------
Net asset value, end of year ...................................        $6.80       $6.98       $6.93       $6.63       $6.62
                                                                  ---------------------------------------------------------------

Total return b .................................................        2.13%       6.37%      10.94%       6.35%        .25%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................     $678,814    $559,966    $225,517     $80,167     $51,433

Ratios to average net assets:

 Expenses ......................................................        1.23%       1.22%       1.22%       1.25%       1.22%e

 Net investment income .........................................        3.58%       4.95%       5.51%c      6.07%       5.93%e

Portfolio turnover rate ........................................       66.96%      44.62%      19.18%       3.98%      15.04%



a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective October 1, 2000, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share ........................... $(.008)
Net realized and unrealized gains (losses) per share ......   .008
Ratio of net investment income to average net assets ......   (.11)%

d For the period January 1, 1999 (effective date) to September 30, 1999. e Annualized



82  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                                  ---------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
CLASS C                                                                  2003        2002        2001        2000        1999
                                                                  ---------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................        $6.97       $6.91       $6.61       $6.60       $6.97
                                                                  ---------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................................          .25         .34         .37c        .39         .40

 Net realized and unrealized gains (losses) ....................         (.11)        .10         .33c        .01        (.37)
                                                                  ---------------------------------------------------------------
Total from investment operations ...............................          .14         .44         .70         .40         .03
                                                                  ---------------------------------------------------------------
Less distributions from net investment income ..................         (.33)       (.38)       (.40)       (.39)       (.40)
                                                                  ---------------------------------------------------------------
Net asset value, end of year ...................................        $6.78       $6.97       $6.91       $6.61       $6.60
                                                                  ---------------------------------------------------------------

Total return b .................................................        2.00%       6.53%      10.96%       6.36%        .50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................     $814,635    $803,049    $422,114    $264,413    $308,961

Ratios to average net assets:

 Expenses ......................................................        1.23%       1.21%       1.22%       1.25%       1.22%

 Net investment income .........................................        3.58%       4.96%       5.55%c      6.08%       5.89%

Portfolio turnover rate ........................................       66.96%      44.62%      19.18%       3.98%      15.04%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and
  Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share .......................... $(.008)
Net realized and unrealized gains (losses) per share .....   .008
Ratio of net investment income to average net assets .....   (.11)%



                                                              Annual Report | 83

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                                                  -----------------------
                                                                                          YEAR ENDED
                                                                                        SEPTEMBER 30,
CLASS R                                                                              2003        2002 C
                                                                                  -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $6.99       $6.81
                                                                                  -----------------------

Income from investment operations:

 Net investment income a .......................................................      .25         .25

 Net realized and unrealized gains (losses) ....................................     (.09)        .22
                                                                                  -----------------------
Total from investment operations ...............................................      .16         .47
                                                                                  -----------------------
Less distributions from net investment income ..................................     (.34)       (.29)
                                                                                  -----------------------
Net asset value, end of year ...................................................    $6.81       $6.99
                                                                                  -----------------------

Total return b .................................................................    2.29%       7.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................................  $54,042     $14,042

Ratios to average net assets:

 Expenses ......................................................................    1.08%       1.07%d

 Net investment income .........................................................    3.73%       5.10%d

Portfolio turnover rate ........................................................   66.96%      44.62%




a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to September 30, 2002.
d Annualized




84  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                                     ----------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                            2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................      $7.01       $6.94       $6.64       $6.63       $7.00
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income a .........................................        .29         .38         .43c        .44         .45

 Net realized and unrealized gains (losses) ......................       (.10)        .11         .32c         --        (.37)
                                                                     ----------------------------------------------------------
Total from investment operations .................................        .19         .49         .75         .44         .08
                                                                     ----------------------------------------------------------
Less distributions from net investment income ....................       (.37)       (.42)       (.45)       (.43)       (.45)
                                                                     ----------------------------------------------------------
Net asset value, end of year .....................................      $6.83       $7.01       $6.94       $6.64       $6.63
                                                                     ----------------------------------------------------------

Total return b ...................................................      2.79%       7.33%      11.63%       7.02%       1.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................   $308,411    $198,437     $19,960     $46,775     $15,544

Ratios to average net assets:

 Expenses ........................................................       .58%        .57%        .57%        .60%        .57%

 Net investment income ...........................................      4.23%       5.60%       6.30%c      6.73%       6.53%

Portfolio turnover rate ..........................................     66.96%      44.62%      19.18%       3.98%      15.04%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share .......................... $(.008)
Net realized and unrealized gains (losses) per share .....   .008
Ratio of net investment income to average net assets .....   (.11)%



                          Annual Report | See notes to financial statements.| 85

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 98.9%
  GNMA I, 5.00%, 4/15/33 - 10/15/33 ............................................       $   359,743,816    $    360,840,663
  GNMA I, SF, 5.50%, 5/15/28 - 9/15/33 .........................................         1,994,645,962       2,047,009,100
  GNMA I, SF, 6.00%, 9/15/23 - 8/15/33 .........................................         2,084,525,959       2,168,740,971
  GNMA II, 6.00%, 3/20/24 - 11/20/28 ...........................................            35,236,857          36,620,424
  GNMA I, SF, 6.50%, 5/15/23 - 3/15/33 .........................................         1,769,266,125       1,860,298,134
  GNMA II, 6.50%, 6/20/24 - 7/20/28 ............................................            85,953,215          90,126,037
  GNMA I, SF, 6.75%, 3/15/26 - 4/15/26 .........................................               413,790             439,923
  GNMA PL, 6.75%, 1/15/34 ......................................................            34,547,483          34,886,620
  GNMA I, SF, 7.00%, 10/15/09 - 2/15/33 ........................................         1,470,385,172       1,566,136,790
  GNMA PL, 7.00%, 9/15/35 ......................................................             8,638,949           9,282,769
  GNMA I, SF, 7.25%, 10/15/25 - 1/15/26 ........................................             2,222,550           2,380,499
  GNMA I, SF, 7.50%, 6/15/05 - 8/15/32 .........................................           290,926,233         312,737,526
  GNMA II, 7.50%, 10/20/22 - 12/20/26 ..........................................            20,130,272          21,503,079
  GNMA I, SF, 7.70%, 12/15/20 - 1/15/22 ........................................             2,405,346           2,615,278
  GNMA I, SF, 8.00%, 10/15/07 - 9/15/30 ........................................           184,335,598         201,050,665
  GNMA II, 8.00%, 8/20/16 - 6/20/30 ............................................            11,404,209          12,310,065
  GNMA I, GP, 8.25%, 3/15/17 - 11/15/17 ........................................             1,039,191           1,141,060
  GNMA I, SF, 8.25%, 3/15/27 - 11/15/27 ........................................               569,300             617,572
  GNMA I, SF, 8.50%, 12/15/09 - 6/15/25 ........................................            33,734,591          37,185,696
  GNMA II, 8.50%, 4/20/16 - 6/20/25 ............................................             6,073,633           6,653,417
  GNMA II, 8.75%, 3/20/17 - 7/20/17 ............................................               141,486             155,741
  GNMA I, SF, 9.00%, 10/15/04 - 7/15/23 ........................................            42,821,820          47,513,935
  GNMA II, 9.00%, 5/20/16 - 11/20/21 ...........................................             1,998,962           2,208,652
  GNMA I, GP, 9.25%, 5/15/16 - 12/15/16 ........................................               922,279           1,016,537
  GNMA I, SF, 9.50%, 5/15/09 - 2/15/23 .........................................            25,254,288          27,965,564
  GNMA II, 9.50%, 8/20/17 - 4/20/25 ............................................             1,535,272           1,698,399
  GNMA I, GP, 10.00%, 11/15/09 - 8/15/13 .......................................               971,279           1,076,098
  GNMA I, SF, 10.00%, 4/15/12 - 3/15/25 ........................................            29,331,781          33,257,958
  GNMA II, 10.00%, 8/20/15 - 3/20/21 ...........................................             2,673,864           3,019,040
  GNMA I, GP, 10.25%, 6/15/18 - 2/15/21 ........................................                84,374              95,525
  GNMA I, SF, 10.50%, 12/15/09 - 10/15/21 ......................................            22,509,885          25,673,202
  GNMA II, 10.50%, 9/20/13 - 3/20/21 ...........................................             5,809,947           6,595,201
  GNMA I, GP, 11.00%, 12/15/09 - 3/15/11 .......................................             1,939,508           2,177,011
  GNMA I, SF, 11.00%, 11/15/09 - 5/15/21 .......................................            21,159,029          24,098,304
  GNMA II, 11.00%, 8/20/13 - 1/20/21 ...........................................             1,143,399           1,305,196
  GNMA I, GP, 11.25%, 6/15/13 - 1/15/16 ........................................               673,948             768,407
  GNMA I, GP, 11.50%, 1/15/13 - 6/15/13 ........................................               160,707             183,559
  GNMA I, SF, 11.50%, 2/15/13 - 12/15/17 .......................................             4,804,659           5,524,275
  GNMA II, 11.50%, 8/20/13 - 2/20/18 ...........................................               489,250             560,970
  GNMA I, GP, 11.75%, 7/15/13 - 12/15/15 .......................................               146,325             167,821
  GNMA I, GP, 12.00%, 3/15/11 - 1/15/13 ........................................                75,473              86,485
  GNMA I, SF, 12.00%, 5/15/11 - 7/15/18 ........................................            22,249,863          25,797,381
  GNMA II, 12.00%, 9/20/13 - 2/20/16 ...........................................               902,214           1,042,403
  GNMA I, GP, 12.50%, 4/15/10 - 7/15/10 ........................................               213,293             244,037



86  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
  GNMA I, SF, 12.50%, 4/15/10 - 8/15/18 ........................................       $    21,021,780    $     24,380,378
  GNMA II, 12.50%, 10/20/13 - 11/20/15 .........................................               918,349           1,066,821
  GNMA I, GP, 12.75%, 5/15/14 ..................................................                 7,072               8,235
  GNMA I, SF, 13.00%, 7/15/10 - 1/15/16 ........................................            22,691,199          26,548,994
  GNMA II, 13.00%, 10/20/13 - 9/20/15 ..........................................               695,825             814,878
                                                                                                          -----------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (COST $8,801,457,823) ..                             9,037,627,295
                                                                                                          -----------------

                                                                                     -----------------
                                                                                           SHARES
                                                                                     -----------------
  SHORT TERM INVESTMENT (COST $149,649,450) 1.6%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ................           149,649,450         149,649,450
                                                                                                          -----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $8,951,107,273) ..........                             9,187,276,745
                                                                                                          -----------------


                                                                                     -----------------
                                                                                      PRINCIPAL AMOUNT
                                                                                     -----------------

  REPURCHASE AGREEMENT (COST $131,310,000) 1.4%
b Barclays Capital Inc., .95%, 10/01/03 (Maturity Value $131,313,465) ..........       $   131,310,000         131,310,000
                                                                                                          -----------------
  TOTAL INVESTMENTS BEFORE PAYDOWN RESERVES 101.9% .............................                             9,318,586,745
c RESERVE FOR PAYDOWN GAINS (LOSSES) (.1)% .....................................                               (13,805,846)
                                                                                                          -----------------
  TOTAL INVESTMENTS (COST $9,082,417,273) 101.8% ...............................                             9,304,780,899
  OTHER ASSETS, LESS LIABILITIES (1.8)% ........................................                              (162,561,957)
                                                                                                          -----------------
  NET ASSETS 100.0% ............................................................                          $  9,142,218,942
                                                                                                          -----------------



See glossary of terms on page 96.


a See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
b See Note 1(c) regarding repurchase agreements.
c See Note 1(e) regarding reserve for paydown.


                         Annual Report | See notes to financial statements. | 87

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS


FRANKLIN UTILITIES FUND

                                                             -------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2003          2002          2001          2000          1999
                                                             -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................     $7.96        $10.02        $10.89        $ 9.58        $11.36
                                                             -------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................       .42           .46           .46           .43           .48

 Net realized and unrealized gains (losses) ...............       .85         (1.60)         (.86)         1.69         (1.41)
                                                             -------------------------------------------------------------------
Total from investment operations ..........................      1.27         (1.14)         (.40)         2.12          (.93)
                                                             -------------------------------------------------------------------
Less distributions from:

 Net investment income ....................................      (.43)         (.45)         (.45)         (.45)         (.52)

 Net realized gains .......................................        --          (.47)         (.02)         (.36)         (.33)
                                                             -------------------------------------------------------------------
Total distributions .......................................      (.43)         (.92)         (.47)         (.81)         (.85)
                                                             -------------------------------------------------------------------
Net asset value, end of year ..............................     $8.80        $ 7.96        $10.02        $10.89        $ 9.58
                                                             -------------------------------------------------------------------

Total return b ............................................    16.38%       (12.49)%       (4.03)%       24.27%        (8.54)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................$1,259,886    $1,090,216    $1,349,027    $1,574,897    $1,594,862

Ratios to average net assets:

 Expenses .................................................      .83%          .80%          .79%          .83%          .80%

 Net investment income ....................................     5.00%         4.87%         4.26%         4.74%         4.60%

Portfolio turnover rate ...................................    25.81%        30.60%        34.03%        19.86%        33.99%





a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




88  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                   -------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
CLASS B                                                                  2003        2002        2001        2000        1999C
                                                                   -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................       $7.97      $10.02      $10.90      $ 9.59      $11.08
                                                                   -------------------------------------------------------------

Income from investment operations:

 Net investment income a ........................................         .37         .41         .41         .38         .31

 Net realized and unrealized gains (losses) .....................         .85       (1.58)       (.87)       1.70       (1.44)
                                                                   -------------------------------------------------------------
Total from investment operations ................................        1.22       (1.17)       (.46)       2.08       (1.13)
                                                                   -------------------------------------------------------------
Less distributions from:

 Net investment income ..........................................        (.39)       (.41)       (.40)       (.41)       (.36)

 Net realized gains .............................................          --        (.47)       (.02)       (.36)         --
                                                                   -------------------------------------------------------------
Total distributions .............................................        (.39)       (.88)       (.42)       (.77)       (.36)
                                                                   -------------------------------------------------------------
Net asset value, end of year ....................................       $8.80      $ 7.97      $10.02      $10.90      $ 9.59
                                                                   -------------------------------------------------------------

Total return b ..................................................      15.88%    (12.88)%     (4.58)%      23.79%    (10.37)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................     $95,321     $32,802     $15,212      $8,819      $3,142

Ratios to average net assets:

 Expenses .......................................................       1.34%       1.31%       1.30%       1.34%       1.31%d

 Net investment income ..........................................       4.49%       4.44%       3.74%       4.11%       4.12%d

Portfolio turnover rate .........................................      25.81%      30.60%      34.03%      19.86%      33.99%




a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to September 30, 1999.
d Annualized




                                                              Annual Report | 89

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                   -------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
CLASS C                                                                  2003        2002        2001        2000        1999
                                                                   -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................       $7.95      $10.01      $10.88      $ 9.57      $11.35
                                                                   -------------------------------------------------------------
Income from investment operations:

 Net investment income a ........................................         .36         .41         .41         .38         .43

 Net realized and unrealized gains (losses) .....................         .86       (1.59)       (.87)       1.69       (1.42)
                                                                   -------------------------------------------------------------
Total from investment operations ................................        1.22       (1.18)       (.46)       2.07        (.99)
                                                                   -------------------------------------------------------------
Less distributions from:

 Net investment income ..........................................        (.39)       (.41)       (.39)       (.40)       (.46)

 Net realized gains .............................................          --        (.47)       (.02)       (.36)       (.33)
                                                                   -------------------------------------------------------------
Total distributions .............................................        (.39)       (.88)       (.41)       (.76)       (.79)
                                                                   -------------------------------------------------------------
Net asset value, end of year ....................................       $8.78      $ 7.95      $10.01      $10.88      $ 9.57
                                                                   -------------------------------------------------------------

Total return b ..................................................      15.77%     (12.90)%     (4.50)%     23.65%      (9.06)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $222,030     $67,428     $44,985     $37,837     $34,697

Ratios to average net assets:

 Expenses .......................................................       1.34%       1.29%       1.30%       1.34%       1.31%

 Net investment income ..........................................       4.49%       4.43%       3.76%       4.22%       4.08%

Portfolio turnover rate .........................................      25.81%      30.60%      34.03%      19.86%      33.99%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




90  | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                                  --------------------------
                                                                                           YEAR ENDED
                                                                                          SEPTEMBER 30,
CLASS R                                                                                2003        2002 C
                                                                                  --------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                                    $7.96       $9.81
                                                                                  --------------------------

Income from investment operations:

 Net investment income a                                                                .37         .32

 Net realized and unrealized gains (losses)                                             .86       (1.85)
                                                                                  --------------------------
Total from investment operations                                                       1.23       (1.53)
                                                                                  --------------------------
Less distributions from net investment income                                          (.40)       (.32)
                                                                                  --------------------------
Net asset value, end of year                                                          $8.79       $7.96
                                                                                  --------------------------

Total return b                                                                        15.96%     (16.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                                                      $1,142        $142

Ratios to average net assets:

 Expenses                                                                             1.19%       1.16%d

 Net investment income                                                                4.64%       4.82%d

Portfolio turnover rate                                                              25.81%      30.60%





a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to September 30, 2002.
d Annualized




                                                              Annual Report | 91

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                     -----------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                            2003        2002        2001        2000        1999
                                                                     -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................       $7.99      $10.05      $10.92      $ 9.61      $11.39
                                                                     -----------------------------------------------------------
Income from investment operations:

 Net investment income a ........................................         .42         .47         .48         .44         .51

 Net realized and unrealized gains (losses) .....................         .87       (1.60)       (.87)       1.69       (1.42)
                                                                     -----------------------------------------------------------
Total from investment operations ................................        1.29       (1.13)       (.39)       2.13        (.91)
                                                                     -----------------------------------------------------------
Less distributions from:

 Net investment income ..........................................        (.44)       (.46)       (.46)       (.46)       (.54)

 Net realized gains .............................................          --        (.47)       (.02)       (.36)       (.33)
                                                                     -----------------------------------------------------------
Total distributions .............................................        (.44)       (.93)       (.48)       (.82)       (.87)
                                                                     -----------------------------------------------------------
Net asset value, end of year ....................................       $8.84      $ 7.99      $10.05      $10.92      $ 9.61
                                                                     -----------------------------------------------------------

Total return b ..................................................      16.61%     (12.32)%     (3.89)%     24.50%     (8.48)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................     $47,167     $15,664      $8,829      $9,234      $8,058

Ratios to average net assets:

 Expenses .......................................................        .69%        .66%        .65%        .69%        .66%

 Net investment income ..........................................       5.14%       5.07%       4.39%       4.87%       4.82%

Portfolio turnover rate .........................................      25.81%      30.60%      34.03%      19.86%      33.99%




a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.


92 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                                    SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 80.5%
  AGL Resources Inc. ...........................................................             500,000      $     14,085,000
  Allete Inc. ..................................................................           1,200,000            32,856,000
  Alliant Energy Corp. .........................................................           1,000,000            22,000,000
  Ameren Corp. .................................................................             700,000            30,037,000
  American Electric Power Co. Inc. .............................................           1,750,000            52,500,000
a Aquila Inc. ..................................................................           1,000,000             3,380,000
  Atmos Energy Corp. ...........................................................             800,000            19,152,000
  CenterPoint Energy Inc. ......................................................           1,500,000            13,755,000
  Central Vermont Public Service Corp. .........................................             414,800             9,200,264
  Cinergy Corp. ................................................................           1,700,000            62,390,000
  Constellation Energy Group Inc. ..............................................             600,000            21,468,000
  Dominion Resources Inc. ......................................................             575,000            35,592,500
  DTE Energy Co. ...............................................................           1,200,000            44,268,000
  Energy East Corp. ............................................................           1,400,000            31,402,000
  Entergy Corp. ................................................................           1,420,000            76,893,000
  Equitable Resources Inc. .....................................................             425,000            17,467,500
  Exelon Corp. .................................................................           1,300,000            82,550,000
  FirstEnergy Corp. ............................................................           1,700,000            54,230,000
  FPL Group Inc. ...............................................................           1,200,000            75,840,000
  Great Plains Energy Inc. .....................................................             450,000            13,644,000
  Hawaiian Electric Industries Inc. ............................................             300,000            13,059,000
  KeySpan Corp. ................................................................           1,100,000            38,588,000
  National Grid Transco PLC (United Kingdom) ...................................           3,850,000            24,626,184
  Nicor Inc. ...................................................................             550,000            19,327,000
  NiSource Inc. ................................................................           2,100,000            41,958,000
  ONEOK Inc. ...................................................................             800,000            16,136,000
  Pepco Holdings Inc. ..........................................................           1,888,700            32,636,736
  Pinnacle West Capital Corp. ..................................................             575,000            20,412,500
  PPL Corp. ....................................................................             122,200             5,004,090
  Progress Energy Inc. .........................................................           1,500,000            66,690,000
  Puget Energy Inc. ............................................................           1,262,600            28,320,118
  SBC Communications Inc. ......................................................           1,300,000            28,925,000
  Scottish & Southern Energy PLC (United Kingdom) ..............................           1,640,000            16,566,207
  Scottish Power PLC (United Kingdom) ..........................................           6,000,000            35,014,122
  Sempra Energy ................................................................             300,000             8,808,000
a Sierra Pacific Resources Co. .................................................           1,378,809             6,687,223
  Southern Co. .................................................................           2,100,000            61,572,000
  TECO Energy Inc. .............................................................             375,900             5,194,938
  TXU Corp. ....................................................................           1,000,000            23,560,000
  UIL Holdings Corp. ...........................................................             274,200             9,594,258
  United Utilities PLC (United Kingdom) ........................................           2,500,007            19,064,682
a United Utilities PLC, A (United Kingdom) .....................................           1,388,892             6,201,441
  Vectren Corp. ................................................................             900,000            21,258,000
  Verizon Communications Inc. ..................................................             600,000            19,464,000
  Wisconsin Energy Corp. .......................................................             300,000             9,171,000
  Xcel Energy Inc. .............................................................           1,200,000            18,564,000
                                                                                                          -----------------
  TOTAL COMMON STOCKS (COST $1,138,798,095) ....................................                             1,309,112,763
                                                                                                          -----------------



                                                              Annual Report | 93

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                                    SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCKS 10.1%
  Ameren Corp., 9.75%, cvt. pfd. ...............................................             800,600      $     22,616,950
  American Electric Power Co. Inc., 9.25%, cvt. pfd. ...........................             450,000            20,047,500
  CMS Energy Trust I, 7.75%, cvt. pfd. .........................................             260,000             9,455,420
  Dominion Resources Inc., 9.50%, cvt. pfd. ....................................             627,000            35,544,630
  Duke Energy Corp., 8.00%, cvt. pfd. ..........................................           1,500,000            21,510,000
  PPL Capital Fund Trust I, 7.75%, cvt. pfd., E ................................           1,661,000            34,914,220
  Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES .........................             200,000             5,872,000
  TXU Corp., 8.75%, cvt. pfd. ..................................................             400,000            13,740,000
                                                                                                          -----------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $177,922,586) .......................                               163,700,720
                                                                                                          -----------------


                                                                                     ------------------
                                                                                      PRINCIPAL AMOUNT
                                                                                     ------------------
  BONDS 6.8%
  CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 ..............................        $ 25,000,000            31,782,500
  CMS Energy Corp., 9.875%, 10/15/07 ...........................................           8,500,000             9,137,500
  Firstenergy Corp., senior note, 7.375%, 11/15/31 .............................          25,000,000            25,684,000
  NiSource Finance Corp., 7.50%, 11/15/03 ......................................          15,000,000            15,094,110
  PPL Capital Funding, 8.375%, 6/15/07 .........................................          15,000,000            17,519,025
  Utilicorp United Inc., FRN senior note, 9.95%, 2/01/11 .......................           6,000,000             6,060,000
  Utilicorp United Inc., senior note, 8.27%, 11/15/21 ..........................           6,100,000             5,093,500
                                                                                                          -----------------
  TOTAL BONDS (COST $99,121,237) ...............................................                               110,370,635
                                                                                                          -----------------
  CONVERTIBLE BONDS (COST $9,000,000) .8%
  Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 .....................           9,000,000            12,600,000
                                                                                                          -----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,424,841,918) ............................                             1,595,784,118
                                                                                                          -----------------


                                                                                     ------------------
                                                                                           SHARES
                                                                                     ------------------
  SHORT TERM INVESTMENT (COST $19,385,138) 1.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio ................          19,385,138            19,385,138
                                                                                                          -----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,444,227,056) .........                             1,615,169,256
                                                                                                          -----------------




94  | Annual Report

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                             PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS 1.3%
c Barclays Capital Inc., 1.08%, 10/01/03 (Maturity Value $3,448,206) ...........        $  3,448,103      $      3,448,103
    Collateralized by U.S. Government Agency Securities
c CS First Boston Corp., 1.15%, 10/01/03 (Maturity Value $4,000,256) ...........           4,000,128             4,000,128
    Collateralized by U.S. Government Agency Securities
c Deutsche Bank Securities Inc., 1.13%, 10/01/03 (Maturity Value $4,000,252) ...           4,000,126             4,000,126
    Collateralized by U.S. Government Agency Securities
c Goldman, Sachs & Co., 1.10%, 10/01/03 (Maturity Value $2,741,168) ............           2,741,084             2,741,084
    Collateralized by U.S. Government Agency Securities
c JP Morgan Securities, 1.10%, 10/01/03 (Maturity Value $4,000,243) ............           4,000,121             4,000,121
    Collateralized by U.S. Government Agency Securities
c Morgan Stanley & Co. Inc., 1.12%, 10/01/03 (Maturity Value $2,942,184) .......           2,942,092             2,942,092
    Collateralized by U.S. Government Agency Securities
                                                                                                          -----------------
  TOTAL REPURCHASE AGREEMENTS (COST $21,131,654) ...............................                                21,131,654
                                                                                                          -----------------
  TOTAL INVESTMENTS (COST $1,465,358,710) 100.7% ...............................                             1,636,300,910
  OTHER ASSETS, LESS LIABILITIES (.7)% .........................................                               (10,754,088)
                                                                                                          -----------------
  NET ASSETS 100.0% ............................................................                          $  1,625,546,822
                                                                                                          -----------------





See glossary of terms on page 96.


a Non-income producing
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
c Collateral for loaned securities. See Note 1(f).


                         Annual Report | See notes to financial statements. | 95

Franklin Custodian Funds, Inc.

GLOSSARY OF TERMS



ACES      - Adjustable Convertible Exempt Securities
FRN       - Floating Rate Notes
GP        - Graduated Payment
PIES      - Premium Income Equity Securities
PL        - Project Loan
SF        - Single Family




96 | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003


                                                                     ------------------------------------------------------
                                                                         FRANKLIN          FRANKLIN           FRANKLIN
                                                                       DYNATECH FUND      GROWTH FUND        INCOME FUND
                                                                     ------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ....................................     $ 505,994,520   $  1,030,448,040  $  13,596,697,212
  Cost - Non-controlled affiliated issuers .......................                --                 --        160,043,709
                                                                     ------------------------------------------------------
  Value - Unaffiliated issuersa ..................................       611,464,637      1,851,530,813     13,970,998,835
  Value - Non-controlled affiliated issuers ......................                --                 --        179,589,740
 Repurchase agreements, at value and cost ........................        23,765,898                 --      2,261,181,000
 Cash ............................................................                --             21,523                 --
 Receivables:
  Investment securities sold .....................................                --                 --        148,590,293
  Capital shares sold ............................................         1,935,583          3,984,599        125,017,270
  Dividends and interest .........................................           252,624          1,330,899        126,590,383
                                                                     ------------------------------------------------------
      Total assets ...............................................       637,418,742      1,856,867,834     16,811,967,521
                                                                     ------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ................................                --                 --        488,238,877
  Capital shares redeemed ........................................           459,991          1,319,871         16,412,598
  Affiliates .....................................................           701,215          2,161,545         14,916,794
  Shareholders ...................................................            97,279            450,241          2,635,134
  Unaffiliated transfer agent fees ...............................            85,875            484,188            969,565
 Payable upon return of securities loaned [Note 1(f)] ............                --                 --        173,838,326
 Other liabilities ...............................................            29,375             71,200            214,809
                                                                     ------------------------------------------------------
      Total liabilities ..........................................         1,373,735          4,487,045        697,226,103
                                                                     ------------------------------------------------------
       Net assets, at value ......................................     $ 636,045,007   $  1,852,380,789  $  16,114,741,418
                                                                     ------------------------------------------------------
Net assets consist of:
 Undistributed net investment income .............................     $          --   $      1,248,169  $      22,817,197
 Net unrealized appreciation (depreciation) ......................       105,470,117        821,082,773        393,908,355
 Accumulated net realized gain (loss) ............................       (78,428,746)      (252,009,344)        43,180,159
 Capital shares ..................................................       609,003,636      1,282,059,191     15,654,835,707
                                                                     ------------------------------------------------------
       Net assets, at value ......................................     $ 636,045,007   $  1,852,380,789  $  16,114,741,418
                                                                     ------------------------------------------------------




a The Franklin Income Fund includes $169,703,382 of securities loaned. See Note 1(f).







                                                              Annual Report | 97

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2003



                                                                      -----------------------------------------------------
                                                                         FRANKLIN          FRANKLIN           FRANKLIN
                                                                       DYNATECH FUND      GROWTH FUND        INCOME FUND
                                                                      -----------------------------------------------------
CLASS A:
 Net assets, at value ..............................................   $ 558,687,457   $  1,433,741,711  $   9,640,156,482
                                                                      -----------------------------------------------------
 Shares outstanding ................................................      27,694,255         53,366,249      4,282,157,064
                                                                      -----------------------------------------------------
 Net asset value per share a .......................................          $20.17             $26.87              $2.25
                                                                      -----------------------------------------------------
 Maximum offering price per share (net asset value per share / 94.25%,
 94.25%, and 95.75%, respectively) .................................          $21.40             $28.51              $2.35
                                                                      -----------------------------------------------------
CLASS B:
 Net assets, at value ..............................................   $  10,405,932   $    103,498,851  $   2,083,782,791
                                                                      -----------------------------------------------------
 Shares outstanding ................................................         525,720          3,932,339        928,365,601
                                                                      -----------------------------------------------------
 Net asset value and maximum offering price per share a ............          $19.79             $26.32              $2.24
                                                                      -----------------------------------------------------
CLASS B1:
 Net assets, at value ..............................................              --                 --  $     495,003,553
                                                                      -----------------------------------------------------
 Shares outstanding ................................................              --                 --        219,864,979
                                                                      -----------------------------------------------------
 Net asset value and maximum offering price per share a ............              --                 --              $2.25
                                                                      -----------------------------------------------------
CLASS C:
 Net assets, at value ..............................................   $  66,951,618   $    259,169,414  $   3,764,372,343
                                                                      -----------------------------------------------------
 Shares outstanding ................................................       3,418,005          9,932,144      1,664,104,933
                                                                      -----------------------------------------------------
 Net asset value per share a .......................................          $19.59             $26.09              $2.26
                                                                      -----------------------------------------------------
 Maximum offering price per share (net asset value per share / 99%)           $19.79             $26.35              $2.28
                                                                      -----------------------------------------------------
CLASS R:
 Net assets, at value ..............................................              --   $     14,754,743  $      36,417,183
                                                                      -----------------------------------------------------
 Shares outstanding ................................................              --            551,864         16,306,219
                                                                      -----------------------------------------------------
 Net asset value and maximum offering price per share a ............              --             $26.74              $2.23
                                                                      -----------------------------------------------------
ADVISOR CLASS:
 Net assets, at value ..............................................              --   $     41,216,070  $      95,009,066
                                                                      -----------------------------------------------------
 Shares outstanding ................................................              --          1,531,847         42,367,270
                                                                      -----------------------------------------------------
 Net asset value and maximum offering price per share ..............              --             $26.91              $2.24
                                                                      -----------------------------------------------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.







98  | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2003



                                                                                        -----------------------------------
                                                                                             FRANKLIN
                                                                                          U.S. GOVERNMENT      FRANKLIN
                                                                                          SECURITIES FUND   UTILITIES FUND
                                                                                        -----------------------------------
Assets:
 Investments in securities:
  Cost ..............................................................................   $  8,951,107,273   $ 1,444,227,056
                                                                                        -----------------------------------
  Value a ...........................................................................      9,173,470,899     1,615,169,256
 Repurchase agreements, at value and cost ...........................................        131,310,000        21,131,654
 Cash ...............................................................................                 --           660,961
 Receivables:
  Investment securities sold ........................................................         69,927,453         6,622,617
  Capital shares sold ...............................................................          7,849,885         3,392,056
  Dividends and interest ............................................................         43,488,813         3,866,628
                                                                                        -----------------------------------
      Total assets ..................................................................      9,426,047,050     1,650,843,172
                                                                                        -----------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...................................................        251,547,656           599,900
  Capital shares redeemed ...........................................................         18,682,774         1,419,704
  Affiliates ........................................................................          6,840,470         1,291,779
  Shareholders ......................................................................          4,839,738           609,765
  Unaffiliated transfer agent fees ..................................................            743,523           167,095
 Funds advanced by custodian ........................................................          1,014,987                --
 Payable upon return of securities loaned [Note 1(f)] ...............................                 --         21,131,654
 Other liabilities ..................................................................            158,960            76,453
                                                                                        -----------------------------------
      Total liabilities .............................................................        283,828,108        25,296,350
                                                                                        -----------------------------------
       Net assets, at value .........................................................   $  9,142,218,942   $ 1,625,546,822
                                                                                        -----------------------------------
Net assets consist of:
 Undistributed net investment income ................................................   $     24,101,769   $       774,241
 Net unrealized appreciation (depreciation) .........................................        222,363,626       170,942,200
 Accumulated net realized gain (loss) ...............................................       (387,706,388)      (97,588,658)
 Capital shares .....................................................................      9,283,459,935     1,551,419,039
                                                                                        -----------------------------------
       Net assets, at value .........................................................   $  9,142,218,942   $ 1,625,546,822
                                                                                        -----------------------------------




a The Franklin Utilities Fund includes $20,347,258 of securities loaned. See Note 1(f).






                                                              Annual Report | 99

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2003



                                                                                        -----------------------------------
                                                                                            FRANKLIN
                                                                                         U.S. GOVERNMENT      FRANKLIN
                                                                                         SECURITIES FUND   UTILITIES FUND
                                                                                        -----------------------------------
CLASS A:
 Net assets, at value ...............................................................   $  7,286,317,142   $ 1,259,885,786
                                                                                        -----------------------------------
 Shares outstanding .................................................................      1,069,524,083       143,107,441
                                                                                        -----------------------------------
 Net asset value per share a ........................................................              $6.81             $8.80
                                                                                        -----------------------------------
 Maximum offering price per share (net asset value per share / 95.75%) ..............              $7.11             $9.19
                                                                                        -----------------------------------
CLASS B:
 Net assets, at value ...............................................................   $    678,814,047   $    95,321,351
                                                                                        -----------------------------------
 Shares outstanding .................................................................         99,774,027        10,833,323
                                                                                        -----------------------------------
 Net asset value and maximum offering price per sharea ..............................              $6.80             $8.80
                                                                                        -----------------------------------
CLASS C:
 Net assets, at value ...............................................................   $    814,635,350   $   222,030,130
                                                                                        -----------------------------------
 Shares outstanding .................................................................        120,082,221        25,277,379
                                                                                        -----------------------------------
 Net asset value per share a ........................................................              $6.78             $8.78
                                                                                        -----------------------------------
 Maximum offering price per share (net asset value per share / 99%) .................              $6.85             $8.87
                                                                                        -----------------------------------
CLASS R:
 Net assets, at value ...............................................................   $     54,041,572   $     1,142,106
                                                                                        -----------------------------------
 Shares outstanding .................................................................          7,936,267           129,874
                                                                                        -----------------------------------
 Net asset value and maximum offering price per share a .............................              $6.81             $8.79
                                                                                        -----------------------------------
ADVISOR CLASS:
 Net assets, at value ...............................................................   $    308,410,831   $    47,167,449
                                                                                        -----------------------------------
 Shares outstanding .................................................................         45,185,749         5,338,301
                                                                                        -----------------------------------
 Net asset value and maximum offering price per share ...............................              $6.83             $8.84
                                                                                        -----------------------------------




a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




100 | See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
for the year ended September 30, 2003


                                                                          -------------------------------------------------
                                                                             FRANKLIN        FRANKLIN         FRANKLIN
                                                                           DYNATECH FUND    GROWTH FUND      INCOME FUND
                                                                          -------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers ................................................   $   2,719,303   $   23,665,630   $   311,727,419
  Non-controlled affiliated issuers (Note 9) ..........................              --               --         3,908,750
 Interest .............................................................         775,460               --       527,796,509
                                                                          -------------------------------------------------
      Total investment income .........................................       3,494,763       23,665,630       843,432,678
                                                                          -------------------------------------------------
Expenses:
 Management fees (Note 3) .............................................       2,629,072        7,978,241        52,366,332
 Distribution fees (Note 3)
  Class A .............................................................       1,190,019        3,354,736        11,094,884
  Class B .............................................................          70,539          888,537        11,552,320
  Class B1 ............................................................              --               --         2,952,918
  Class C .............................................................         579,726        2,475,579        15,629,354
  Class R .............................................................              --           46,602            98,733
 Transfer agent fees (Note 3) .........................................       1,497,994        5,172,921        11,618,767
 Custodian fees .......................................................           4,609           15,396           217,265
 Reports to shareholders ..............................................          68,320          557,698           648,329
 Registration and filing fees .........................................          44,812           93,002           764,464
 Professional fees ....................................................          34,259           49,779           118,904
 Directors' fees and expenses .........................................           3,564           11,574            71,820
 Other ................................................................          26,236          117,652           632,402
                                                                          -------------------------------------------------
      Total expenses ..................................................       6,149,150       20,761,717       107,766,492
                                                                          -------------------------------------------------
       Net investment income (loss) ...................................      (2,654,387)       2,903,913       735,666,186
                                                                          -------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers ...............................................     (16,751,832)     (76,197,471)      208,900,631
   Non-controlled affiliated issuers (Note 9) .........................              --               --          (787,282)
  Foreign currency transactions .......................................           3,180              204        (5,927,509)
                                                                          -------------------------------------------------
       Net realized gain (loss) .......................................     (16,748,652)     (76,197,267)      202,185,840
Net unrealized appreciation (depreciation) on:
 Investments ..........................................................     163,452,859      408,465,676     1,869,967,307
 Translation of assets and liabilities denominated in foreign currencies             --               --            10,002
                                                                          -------------------------------------------------
       Net unrealized appreciation (depreciation) .....................     163,452,859      408,465,676     1,869,977,309
                                                                          -------------------------------------------------
Net realized and unrealized gain (loss) ...............................     146,704,207      332,268,409     2,072,163,149
                                                                          -------------------------------------------------
Net increase (decrease) in net assets resulting from operations .......   $ 144,049,820   $  335,172,322   $ 2,807,829,335
                                                                          -------------------------------------------------










                                                             Annual Report | 101

Franklin Custodian Funds, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2003



                                                                                           ----------------------------------
                                                                                               FRANKLIN
                                                                                            U.S. GOVERNMENT     FRANKLIN
                                                                                            SECURITIES FUND  UTILITIES FUND
                                                                                           ----------------------------------
Investment income:
 Dividends .............................................................................   $     1,345,046   $  71,190,807
 Interest ..............................................................................       459,014,005       9,477,194
                                                                                           ----------------------------------
      Total investment income ..........................................................       460,359,051      80,668,001
                                                                                           ----------------------------------
Expenses:
 Management fees (Note 3) ..............................................................        42,902,198       6,532,837
 Distribution fees (Note 3)
  Class A ..............................................................................         9,509,881       1,634,873
  Class B ..............................................................................         4,344,330         408,371
  Class C ..............................................................................         5,756,089         902,243
  Class R ..............................................................................           194,929           3,566
 Transfer agent fees (Note 3) ..........................................................        10,681,026       2,551,024
 Custodian fees ........................................................................           100,471          59,864
 Reports to shareholders ...............................................................           506,781         141,194
 Registration and filing fees ..........................................................           360,260         109,538
 Professional fees .....................................................................           175,051          64,646
 Directors' fees and expenses ..........................................................            64,652           9,137
 Other .................................................................................           586,534          81,136
                                                                                           ----------------------------------
      Total expenses ...................................................................        75,182,202      12,498,429
                                                                                           ----------------------------------
       Net investment income ...........................................................       385,176,849      68,169,572
                                                                                           ----------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................................         6,367,829     (63,014,662)
  Foreign currency transactions ........................................................                --          81,905
                                                                                           ----------------------------------
       Net realized gain (loss) ........................................................         6,367,829     (62,932,757)
Net unrealized appreciation (depreciation) on:
 Investments ...........................................................................      (153,242,028)    202,302,969
 Translation of assets and liabilities denominated in foreign currencies ...............                --         (76,804)
                                                                                           ----------------------------------
       Net unrealized appreciation (depreciation) ......................................      (153,242,028)    202,226,165
                                                                                           ----------------------------------
Net realized and unrealized gain (loss) ................................................      (146,874,199)    139,293,408
                                                                                           ----------------------------------
Net increase (decrease) in net assets resulting from operations                            $   238,302,650   $ 207,462,980
                                                                                           ----------------------------------










102 |See notes to financial statements. | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended September 30, 2003 and 2002



                                                  -------------------------------------------------------------------------
                                                              FRANKLIN                               FRANKLIN
                                                            DYNATECH FUND                           GROWTH FUND
                                                  -------------------------------------------------------------------------
                                                       2003             2002                  2003              2002
                                                  -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .................  $   (2,654,387)  $      229,536       $      2,903,913   $     2,121,019
  Net realized gain (loss) from investments and
   foreign currency transactions ...............     (16,748,652)     (52,117,197)           (76,197,267)     (175,811,873)
  Net unrealized appreciation (depreciation) on
   investments .................................     163,452,859      (46,130,792)           408,465,676      (250,404,911)
                                                  -------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations .............................     144,049,820      (98,018,453)           335,172,322      (424,095,765)
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................              --       (8,189,726)            (2,180,220)       (9,216,613)
   Class B .....................................              --          (49,356)                    --                --
   Class C .....................................              --         (545,192)                    --                --
   Class R .....................................              --               --                 (9,229)               --
   Advisor Class ...............................              --               --               (137,491)         (277,689)
  Tax return of capital:
   Class A .....................................              --         (427,205)                    --                --
   Class B .....................................              --           (2,575)                    --                --
   Class C .....................................              --          (28,439)                    --                --
  Net realized gains:
   Class A .....................................              --               --                     --        (2,687,006)
   Class B .....................................              --               --                     --          (118,205)
   Class C .....................................              --               --                     --          (513,203)
   Advisor Class ...............................              --               --                     --           (53,163)
                                                  -------------------------------------------------------------------------
 Total distributions to shareholders ...........              --       (9,242,493)            (2,326,940)      (12,865,879)
 Capital share transactions: (Note 2)
   Class A .....................................      18,073,256      (22,511,903)           (78,190,367)      (66,776,185)
   Class B .....................................       3,561,921          790,980             11,719,589        31,747,529
   Class C .....................................         176,270      (13,585,500)           (19,434,571)      (12,886,755)
   Class R .....................................              --               --             10,272,806         3,425,769
   Advisor Class ...............................              --               --              7,755,631         2,232,450
                                                  -------------------------------------------------------------------------
 Total capital share transactions ..............      21,811,447      (35,306,423)           (67,876,912)      (42,257,192)
      Net increase (decrease) in net assets ....     165,861,267     (142,567,369)           264,968,470      (479,218,836)
Net assets:
 Beginning of year .............................     470,183,740      612,751,109          1,587,412,319     2,066,631,155
                                                  -------------------------------------------------------------------------
 End of year ...................................  $  636,045,007   $  470,183,740       $  1,852,380,789   $ 1,587,412,319
                                                  -------------------------------------------------------------------------
Undistributed net investment income included
 in net assets:
  End of year ..................................  $           --   $           --       $      1,248,169   $       656,058
                                                  -------------------------------------------------------------------------




                                                             Annual Report | 103

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended September 30, 2003 and 2002



                                              ------------------------------------------------------------------------------
                                                            FRANKLIN                                 FRANKLIN
                                                           INCOME FUND                    U.S. GOVERNMENT SECURITIES FUND
                                              ------------------------------------------------------------------------------
                                                    2003               2002                   2003              2002
                                              ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................  $    735,666,186   $    560,451,952       $    385,176,849   $   449,643,072
  Net realized gain (loss) from investments
   and foreign currency transactions .......       202,185,840         87,316,907              6,367,829        10,846,618
  Net unrealized appreciation (depreciation)
   on investments and translation of assets
   and liabilities denominated in foreign
   currencies ..............................     1,869,977,309     (1,116,443,579)          (153,242,028)      109,857,655
                                              ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........     2,807,829,335       (468,674,720)           238,302,650       570,347,345
 Distributions to shareholders from:
  Net investment income:
   Class A .................................      (550,726,670)      (496,910,091)          (401,413,321)     (433,519,935)
   Class B .................................       (73,650,217)       (18,682,412)           (31,260,885)      (19,163,615)
   Class B1 ................................       (32,370,788)       (36,257,920)                    --                --
   Class C .................................      (160,832,793)      (100,240,819)           (41,821,072)      (29,680,378)
   Class R .................................        (1,320,431)          (108,411)            (1,798,291)         (153,411)
   Advisor Class ...........................        (3,320,435)        (2,301,814)           (16,202,012)       (3,469,800)
  Net realized gains:
   Class A .................................       (16,155,200)       (42,405,430)                    --                --
   Class B .................................        (1,716,893)          (389,987)                    --                --
   Class B1 ................................        (1,110,777)        (3,471,522)                    --                --
   Class C .................................        (4,321,592)        (8,157,764)                    --                --
   Class R .................................           (24,873)                --                     --                --
   Advisor Class ...........................           (84,254)          (170,087)                    --                --
                                              ------------------------------------------------------------------------------
 Total distributions to shareholders .......      (845,634,923)      (709,096,257)          (492,495,581)     (485,987,139)
 Capital share transactions: (Note 2)
   Class A .................................     2,373,919,438        872,446,979           (238,733,117)      462,309,921
   Class B .................................     1,325,085,686        629,193,788            137,202,182       328,065,399
   Class B1 ................................       (12,337,854)        45,887,505                     --                --
   Class C .................................     1,810,160,408        672,956,080             36,448,805       372,809,338
   Class R .................................        26,634,343          6,992,200             41,088,097        13,855,685
   Advisor Class ...........................        56,697,121         12,396,021            117,998,378       176,082,110
                                              ------------------------------------------------------------------------------
 Total capital share transactions ..........     5,580,159,142      2,239,872,573             94,004,345     1,353,122,453
      Net increase (decrease) in net assets      7,542,353,554      1,062,101,596           (160,188,586)    1,437,482,659
Net assets:
 Beginning of year .........................     8,572,387,864      7,510,286,268          9,302,407,528     7,864,924,869
                                              ------------------------------------------------------------------------------
 End of year ...............................  $ 16,114,741,418   $  8,572,387,864       $  9,142,218,942   $ 9,302,407,528
Undistributed net investment income included
 in net assets:
  End of year ..............................  $     22,817,197   $    (34,125,473)      $     24,101,769   $      (108,213)
                                              ------------------------------------------------------------------------------




104  | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended September 30, 2003 and 2002



                                                                                       ---------------------------------
                                                                                                     FRANKLIN
                                                                                                  UTILITIES FUND
                                                                                              2003              2002
                                                                                       ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................  $   68,169,572    $   67,070,608
  Net realized gain (loss) from investments and foreign currency transactions .......     (62,932,757)      (32,548,364)
  Net unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currencies ................................     202,226,165      (208,393,294)
                                                                                       ---------------------------------
      Net increase (decrease) in net assets resulting from operations ...............     207,462,980      (173,871,050)
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................     (59,182,929)      (61,060,060)
   Class B ..........................................................................      (3,015,514)       (1,085,790)
   Class C ..........................................................................      (6,581,692)       (2,503,014)
   Class R ..........................................................................         (38,182)           (2,324)
   Advisor Class ....................................................................      (1,485,977)         (696,994)
  Net realized gains:
   Class A ..........................................................................              --       (62,032,234)
   Class B ..........................................................................              --          (754,745)
   Class C ..........................................................................              --        (2,139,071)
   Advisor Class ....................................................................              --          (404,012)
                                                                                       ---------------------------------
 Total distributions to shareholders ................................................     (70,304,294)     (130,678,244)
 Capital share transactions: (Note 2)
   Class A ..........................................................................      55,030,287        21,814,599
   Class B ..........................................................................      56,154,888        24,057,068
   Class C ..........................................................................     141,064,759        36,339,807
   Class R ..........................................................................         924,022           162,442
   Advisor Class ....................................................................      28,963,358        10,372,642
                                                                                       ---------------------------------
 Total capital share transactions ...................................................     282,137,314        92,746,558
      Net increase (decrease) in net assets .........................................     419,296,000      (211,802,736)
Net assets:
 Beginning of year ..................................................................   1,206,250,822     1,418,053,558
                                                                                       ---------------------------------
 End of year ........................................................................  $1,625,546,822    $1,206,250,822
                                                                                       ---------------------------------
Undistributed net investment income included in net assets:
 End of year ........................................................................  $      774,241    $    2,937,161
                                                                                       ---------------------------------

                        Annual Report | See notes to financial statements. | 105

Franklin Custodian Funds, Inc.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds). The Funds and their investment objectives are:

--------------------------------------------------------------------------------------------------------
  CAPITAL GROWTH                 GROWTH AND INCOME              CURRENT INCOME
--------------------------------------------------------------------------------------------------------
  Franklin DynaTech Fund         Franklin Income Fund           Franklin U.S. Government Securities Fund
  Franklin Growth Fund           Franklin Utilities Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.







106  | Annual Report

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




C. REPURCHASE AGREEMENTS

Certain Funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. Certain Funds may enter into repurchase agreements which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2003, all repurchase agreements held by the Funds had been entered into on that date.

D. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Funds may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. RESERVE FOR PAYDOWN GAINS/LOSSES

The Franklin U.S. Government Securities Fund provides estimates, based on historical experience, for anticipated paydown gains and losses. The reserve is recorded as a reduction or increase to net assets as noted on the Statement of Investments and is included in the unrealized appreciation/depreciation shown on the accompanying financial statements.

F. SECURITIES LENDING

The Franklin Income Fund and the Franklin Utilities Fund loan securities to certain brokers for which they received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. These funds received interest income of $1,448,615 and $70,488, respectively, from the investment of cash collateral, adjusted by lender fees and broker rebates. The funds bear the risk of loss with respect to the investment of the collateral. The securities lending agent has agreed to indemnify the funds in the case of default of any securities borrower.

G. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.







                                                             Annual Report | 107

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


2. CAPITAL STOCK

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------------------------------
  CLASS A, CLASS B           CLASS A, CLASS B, CLASS C,                 CLASS A, CLASS B, CLASS B1,
  & CLASS C                  CLASS R & ADVISOR CLASS                    CLASS C, CLASS R & ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
  Franklin DynaTech Fund     Franklin Growth Fund                       Franklin Income Fund
                             Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund








108  | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)




At September 30, 2003, there were 32 billion shares authorized ($.01 par value), allocated to the Funds as follows (in millions):

                               ----------------------------------------------------------
                                                                 FRANKLIN
                               FRANKLIN   FRANKLIN  FRANKLIN  U.S. GOVERNMENT  FRANKLIN
                               DYNATECH    GROWTH    INCOME     SECURITIES     UTILITIES
                                 FUND       FUND      FUND         FUND          FUND
                              ----------------------------------------------------------
Class A ....................     250         250     7,600        2,500           400
Class B ....................     500         750     2,000        1,000           750
Class B1 ...................      --          --     1,000           --            --
Class C ....................     250         250     3,600        2,500           400
Class R ....................      --       1,000     1,000        1,000         1,000
Advisor Class ..............      --       1,000     1,000        1,000         1,000

Transactions in the Funds' shares were as follows:

                                     ----------------------------------------------------------------
                                       FRANKLIN DYNATECH FUND               FRANKLIN GROWTH FUND
                                       SHARES          AMOUNT              SHARES          AMOUNT
                                     ----------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2003
  Shares sold ......................  5,979,321   $   110,050,574          7,379,824   $  183,219,424
  Shares issued in reinvestment of
   distributions ...................         --                --             79,146        1,984,183
  Shares redeemed .................. (5,174,158)      (91,977,318)       (10,859,570)    (263,393,974)
                                     ----------------------------------------------------------------
  Net increase (decrease) ..........    805,163   $    18,073,256         (3,400,600)  $  (78,190,367)
                                     ----------------------------------------------------------------
  Year ended September 30, 2002
  Shares sold ......................  5,550,267   $   106,054,120          8,953,204   $  261,053,690
  Shares issued in reinvestment of
   distributions ...................    323,435         6,598,020            348,327       10,818,933
  Shares redeemed .................. (7,234,225)     (135,164,043)       (12,138,018)    (338,648,808)
                                     ----------------------------------------------------------------
  Net increase (decrease) .......... (1,360,523)  $   (22,511,903)        (2,836,487)  $  (66,776,185)
                                     ----------------------------------------------------------------
CLASS B SHARES:
Year ended September 30, 2003
  Shares sold ......................    299,381   $     5,444,460          1,190,166   $   28,759,271
  Shares redeemed ..................   (107,026)       (1,882,539)          (721,310)     (17,039,682)
                                     ----------------------------------------------------------------
  Net increase (decrease) ..........    192,355   $     3,561,921            468,856   $   11,719,589
                                     ----------------------------------------------------------------
Year ended September 30, 2002
  Shares sold ......................     99,271   $     1,869,582          1,632,576   $   47,156,309
  Shares issued in reinvestment of
   distributions ...................      2,467            50,091              3,622          111,554
  Shares redeemed ..................    (63,080)       (1,128,693)          (579,378)     (15,520,334)
                                     ----------------------------------------------------------------
  Net increase (decrease) ..........     38,658   $       790,980          1,056,820   $   31,747,529
                                     ----------------------------------------------------------------





                                                             Annual Report | 109

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)




                                     ----------------------------------------------------------------
                                        FRANKLIN DYNATECH FUND              FRANKLIN GROWTH FUND
                                       SHARES          AMOUNT              SHARES          AMOUNT
                                     ----------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2003
  Shares sold ......................    775,065   $    13,737,768          1,813,481   $   43,685,324
  Shares redeemed ..................   (802,705)      (13,561,498)        (2,679,771)     (63,119,895)
                                     ----------------------------------------------------------------
  Net increase (decrease) ..........    (27,640)  $       176,270           (866,290)  $  (19,434,571)
                                     ----------------------------------------------------------------
Year ended September 30, 2002
  Shares sold ......................    441,036   $     8,305,028          2,341,188   $   67,032,199
  Shares issued in reinvestment of
   distributions ...................     26,309           528,291             15,738          480,633
  Shares redeemed .................. (1,230,305)      (22,418,819)        (2,963,679)     (80,399,587)
                                     ----------------------------------------------------------------
  Net increase (decrease) ..........   (762,960)  $   (13,585,500)          (606,753)  $  (12,886,755)
                                     ----------------------------------------------------------------
CLASS R SHARES:
Year ended September 30, 2003
  Shares sold ......................                                         502,954   $   12,216,083
  Shares issued in reinvestment of
   distributions ...................                                             365            9,135
  Shares redeemed ..................                                         (78,318)      (1,952,412)
                                                                           --------------------------
  Net increase (decrease) ..........                                         425,001   $   10,272,806
                                                                           --------------------------
Year ended September 30, 2002 a
  Shares sold ......................                                         146,795   $    3,985,062
  Shares redeemed ..................                                         (19,932)        (559,293)
                                                                           --------------------------
  Net increase (decrease) ..........                                         126,863   $    3,425,769
                                                                           --------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2003
  Shares sold ......................                                         580,561   $   14,712,785
  Shares issued in reinvestment of
   distributions ...................                                           5,208          130,503
  Shares redeemed ..................                                        (297,671)      (7,087,657)
                                                                           --------------------------
  Net increase (decrease) ..........                                         288,098   $    7,755,631
                                                                           --------------------------
Year ended September 30, 2002
  Shares sold ......................                                         233,419   $    6,920,264
  Shares issued in reinvestment of
   distributions ...................                                          10,474          325,342
  Shares redeemed ..................                                        (166,496)      (5,013,156)
                                                                           --------------------------
  Net increase (decrease) ..........                                          77,397   $    2,232,450
                                                                           --------------------------

a For the period January 1, 2002 (effective date) to September 30, 2002.





110  | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)




                                   -------------------------------------------------------------------
                                                                         FRANKLIN U.S. GOVERNMENT
                                        FRANKLIN INCOME FUND                  SECURITIES FUND
                                   -------------------------------------------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2003
  Shares sold ...................  1,420,460,711  $  2,978,192,401      178,073,164  $  1,232,868,939
  Shares issued in reinvestment
   of distributions .............    166,636,905       340,980,517       35,293,588       243,128,476
  Shares redeemed ...............   (462,636,792)     (945,253,480)    (248,820,975)   (1,714,730,532)
                                   -------------------------------------------------------------------
  Net increase (decrease) .......  1,124,460,824  $  2,373,919,438      (35,454,223) $   (238,733,117)
                                   -------------------------------------------------------------------
Year ended September 30, 2002
  Shares sold ...................    694,153,524  $  1,478,573,971      210,759,573  $  1,451,877,583
  Shares issued in reinvestment
   of distributions .............    146,862,863       312,435,854       35,269,132       242,076,771
  Shares redeemed ...............   (436,991,609)     (918,562,846)    (179,198,072)   (1,231,644,433)
                                   -------------------------------------------------------------------
  Net increase (decrease) .......    404,024,778  $    872,446,979       66,830,633  $    462,309,921
                                   -------------------------------------------------------------------
CLASS B SHARES:
Year ended September 30, 2003
  Shares sold ...................    663,029,400  $  1,384,557,403       41,548,785  $    287,642,126
  Shares issued in reinvestment
   of distributions .............     21,203,582        43,812,599        3,141,416        21,609,158
  Shares redeemed ...............    (50,454,482)     (103,284,316)     (25,090,330)     (172,049,102)
                                   -------------------------------------------------------------------
  Net increase (decrease) .......    633,778,500  $  1,325,085,686       19,599,871  $    137,202,182
                                   -------------------------------------------------------------------
Year ended September 30, 2002b
  Shares sold ...................    310,395,948  $    660,909,583       53,145,903  $    366,091,581
  Shares issued in reinvestment
   of distributions .............      5,099,354        10,620,920        1,861,552        12,776,200
  Shares redeemed ...............    (20,908,201)      (42,336,715)      (7,396,751)      (50,802,382)
                                   -------------------------------------------------------------------
  Net increase (decrease) .......    294,587,101  $    629,193,788       47,610,704  $    328,065,399
                                   -------------------------------------------------------------------
CLASS B1 SHARES:
Year ended September 30, 2003
  Shares sold ...................     12,538,502  $     25,859,856
  Shares issued in reinvestment
   of distributions .............      8,955,929        18,230,536
  Shares redeemed ...............    (27,953,932)      (56,428,246)
                                    -------------------------------
  Net increase (decrease) .......     (6,459,501) $    (12,337,854)
                                    -------------------------------
Year ended September 30, 2002
  Shares sold ...................     41,081,481  $     88,810,144
  Shares issued in reinvestment
   of distributions .............     10,155,094        21,645,102
  Shares redeemed ...............    (31,027,810)      (64,567,741)
                                    -------------------------------
  Net increase (decrease) .......     20,208,765  $     45,887,505
                                    -------------------------------

b For the period November 1, 2001 (effective date) to September 30, 2002 for the
  Franklin Income Fund.





                                                             Annual Report | 111

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)




                                   -------------------------------------------------------------------
                                                                         FRANKLIN U.S. GOVERNMENT
                                        FRANKLIN INCOME FUND                  SECURITIES FUND
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2003
  Shares sold ....................   951,930,027  $  2,009,359,415       57,357,026  $    396,061,501
  Shares issued in reinvestment
   of distributions ..............    50,130,794       103,732,412        4,055,220        27,836,743
  Shares redeemed ................  (147,253,703)     (302,931,419)     (56,619,048)     (387,449,439)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........   854,807,118  $  1,810,160,408        4,793,198  $     36,448,805
                                   -------------------------------------------------------------------
Year ended September 30, 2002
  Shares sold ....................   385,174,266  $    823,907,725       76,997,060  $    529,065,309
  Shares issued in reinvestment
   of distributions ..............    30,438,475        64,855,000        2,813,177        19,255,671
  Shares redeemed ................  (103,269,316)     (215,806,645)     (25,632,581)     (175,511,642)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........   312,343,425  $    672,956,080       54,177,656  $    372,809,338
                                   -------------------------------------------------------------------
CLASS R SHARES:
Year ended September 30, 2003
  Shares sold ....................    14,633,211  $     30,251,574        8,174,860  $     56,511,590
  Shares issued in reinvestment
   of distributions ..............       632,563         1,303,713          261,116         1,791,684
  Shares redeemed ................    (2,327,993)       (4,920,944)      (2,508,245)      (17,215,177)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........    12,937,781  $     26,634,343        5,927,731  $     41,088,097
                                   -------------------------------------------------------------------
Year ended September 30, 2002c
  Shares sold ....................     3,653,701  $      7,553,477        2,082,175  $     14,364,295
  Shares issued in reinvestment
   of distributions ..............        51,478           103,793           22,194           153,033
  Shares redeemed ................      (336,741)         (665,070)         (95,833)         (661,643)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........     3,368,438  $      6,992,200        2,008,536  $     13,855,685
                                   -------------------------------------------------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2003
  Shares sold ....................    29,225,067  $     63,085,044       21,146,530  $    147,068,753
  Shares issued in reinvestment
   of distributions ..............     1,253,004         2,564,820        1,903,612        13,126,237
  Shares redeemed ................    (4,343,162)       (8,952,743)      (6,189,973)      (42,196,612)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........    26,134,909  $     56,697,121       16,860,169  $    117,998,378
                                   -------------------------------------------------------------------
Year ended September 30, 2002
  Shares sold ....................     8,683,964  $     18,350,663       25,694,106  $    177,748,711
  Shares issued in reinvestment
   of distributions ..............       932,885         1,971,056          416,646         2,873,117
  Shares redeemed ................    (3,922,883)       (7,925,698)        (659,856)       (4,539,718)
                                   -------------------------------------------------------------------
  Net increase (decrease) ........     5,693,966  $     12,396,021       25,450,896  $    176,082,110
                                   -------------------------------------------------------------------

c For the period January 1, 2002 (effective date) to September 30, 2002.





112  | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)




                                                                        --------------------------
                                                                          FRANKLIN UTILITIES FUND
                                                                        --------------------------
                                                                         SHARES           AMOUNT
                                                                        --------------------------
CLASS A SHARES:
Year ended September 30, 2003
  Shares sold .......................................................    25,175,427 $ 211,667,227
  Shares issued in reinvestment of distributions ....................     5,384,148    44,381,490
  Shares redeemed ...................................................   (24,337,215) (201,018,430)
                                                                        --------------------------
  Net increase (decrease) ...........................................     6,222,360 $  55,030,287
                                                                        --------------------------
Year ended September 30, 2002
  Shares sold .......................................................    14,035,953 $ 131,501,118
  Shares issued in reinvestment of distributions ....................    10,405,962    96,339,850
  Shares redeemed ...................................................   (22,214,088) (206,026,369)
                                                                        --------------------------
  Net increase (decrease) ...........................................     2,227,827 $  21,814,599
                                                                        --------------------------
CLASS B SHARES:
Year ended September 30, 2003
  Shares sold .......................................................     7,731,921 $  64,628,039
  Shares issued in reinvestment of distributions ....................       177,803     1,479,606
  Shares redeemed ...................................................    (1,194,549)   (9,952,757)
                                                                        --------------------------
  Net increase (decrease) ...........................................     6,715,175 $  56,154,888
                                                                        --------------------------
Year ended September 30, 2002
  Shares sold .......................................................     2,896,810 $  26,711,865
  Shares issued in reinvestment of distributions ....................       132,490     1,220,320
  Shares redeemed ...................................................      (428,594)   (3,875,117)
                                                                        --------------------------
  Net increase (decrease) ...........................................     2,600,706 $  24,057,068
                                                                        --------------------------
CLASS C SHARES:
Year ended September 30, 2003
  Shares sold .......................................................    19,436,624 $ 163,113,516
  Shares issued in reinvestment of distributions ....................       415,191     3,452,384
  Shares redeemed ...................................................    (3,052,249)  (25,501,141)
                                                                        --------------------------
  Net increase (decrease) ...........................................    16,799,566 $ 141,064,759
                                                                        --------------------------
Year ended September 30, 2002
  Shares sold .......................................................     5,194,601 $  47,292,632
  Shares issued in reinvestment of distributions ....................       330,751     3,053,533
  Shares redeemed ...................................................    (1,542,245)  (14,006,358)
                                                                        --------------------------
  Net increase (decrease) ...........................................     3,983,107 $  36,339,807
                                                                        --------------------------
CLASS R SHARES:
Year ended September 30, 2003
  Shares sold .......................................................       125,002 $   1,034,190
  Shares issued in reinvestment of distributions ....................         4,296        35,809
  Shares redeemed ...................................................       (17,198)     (145,977)
                                                                        --------------------------
  Net increase (decrease) ...........................................       112,100 $     924,022
                                                                        --------------------------
Year ended September 30, 2002d
  Shares sold .......................................................        18,051 $     164,683
  Shares issued in reinvestment of distributions ....................           229         2,002
  Shares redeemed ...................................................          (506)       (4,243)
                                                                        --------------------------
  Net increase (decrease) ...........................................        17,774 $     162,442
                                                                        --------------------------

d For the period January 1, 2002 (effective date) to September 30, 2002.







                                                             Annual Report | 113

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)



                                                                         -------------------------
                                                                          FRANKLIN UTILITIES FUND
                                                                         -------------------------
                                                                         SHARES           AMOUNT
                                                                         -------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2003
  Shares sold ........................................................    3,596,924   $ 30,787,970
  Shares issued in reinvestment of distributions .....................      162,041      1,358,329
  Shares redeemed ....................................................     (380,448)    (3,182,941)
                                                                         -------------------------
  Net increase (decrease) ............................................    3,378,517   $ 28,963,358
                                                                         -------------------------
Year ended September 30, 2002
  Shares sold ........................................................    2,584,255   $ 22,986,278
  Shares issued in reinvestment of distributions .....................      101,297        917,654
  Shares redeemed ....................................................   (1,604,468)   (13,531,290)
                                                                         -------------------------
  Net increase (decrease) ............................................    1,081,084   $ 10,372,642
                                                                         -------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Funds are also officers or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                       AFFILIATION
---------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                            Investment manager
  Franklin Investment Advisory Services Inc.                   Investment manager
   (Investment Advisory)
  Franklin Templeton Services LLC (FT Services)                Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)          Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services) Transfer Agent

The Funds, except the Franklin Growth Fund, pay an investment management fee to Advisers, and the Franklin Growth Fund pays an investment management fee to Investment Advisory, based on the net assets of the Funds as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion
         .440%          Over $10 billion, up to and including $12.5 billion
         .420%          Over $12.5 billion, up to and including $15 billion
         .400%          Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.








114  | Annual Report

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)




The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

                             -----------------------------------------------------------
                                                                FRANKLIN
                              FRANKLIN   FRANKLIN  FRANKLIN  U.S. GOVERNMENT  FRANKLIN
                              DYNATECH    GROWTH    INCOME     SECURITIES     UTILITIES
                                FUND       FUND      FUND         FUND          FUND
                             -----------------------------------------------------------
Class A ...................        .25%      .25%     .15%         .15%          .15%
Class B ...................       1.00%     1.00%    1.00%         .65%          .65%
Class B1 ..................          --        --     .65%           --            --
Class C ...................       1.00%     1.00%     .65%         .65%          .65%
Class R ...................          --      .50%     .50%         .50%          .50%

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                                -------------------------------------
                                                                 FRANKLIN     FRANKLIN       FRANKLIN
                                                                 DYNATECH      GROWTH         INCOME
                                                                   FUND         FUND           FUND
                                                                -------------------------------------
Net commissions paid ........................................   $154,494  $1,135,335      $65,012,361
Contingent deferred sales charges ...........................   $ 25,113  $  297,726      $ 3,530,938

                                                                -----------------------------
                                                                   FRANKLIN
                                                                U.S. GOVERNMENT   FRANKLIN
                                                                   SECURITIES     UTILITIES
                                                                     FUND           FUND
                                                                -----------------------------
Net commissions paid ........................................     $10,513,530    $3,221,637
Contingent deferred sales charges ...........................     $ 2,568,474    $  196,464

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                               --------------------------------------
                                                                 FRANKLIN      FRANKLIN      FRANKLIN
                                                                 DYNATECH       GROWTH        INCOME
                                                                   FUND          FUND          FUND
                                                               --------------------------------------
Transfer agent fees .........................................  $1,168,610   $3,797,348     $7,748,957

                                                                -----------------------------
                                                                   FRANKLIN
                                                                U.S. GOVERNMENT   FRANKLIN
                                                                   SECURITIES     UTILITIES
                                                                     FUND           FUND
                                                                -----------------------------
Transfer agent fees .........................................     $7,329,487    $1,814,622

Included in professional fees are legal fees of $89,500 that were paid to a law firm in which a partner is an officer of the Funds.








                                                             Annual Report | 115

Franklin Custodian Funds, Inc.

4. INCOME TAXES





At September 30, 2003, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                        ------------------------------
                                                                          FRANKLIN        FRANKLIN
                                                                          DYNATECH         GROWTH
                                                                            FUND            FUND
                                                                        ------------------------------
Capital loss carryovers expiring in:
 2007 ................................................................  $    677,592   $           --
 2008 ................................................................       394,928               --
 2009 ................................................................     1,170,048               --
 2010 ................................................................     6,843,771               --
 2011 ................................................................    47,180,600      206,696,356
                                                                        ------------------------------
                                                                        $ 56,266,939   $  206,696,356
                                                                        ------------------------------

                                                                        ------------------------------
                                                                            FRANKLIN
                                                                         U.S. GOVERNMENT    FRANKLIN
                                                                           SECURITIES       UTILITIES
                                                                              FUND            FUND
                                                                        ------------------------------
Capital loss carryovers expiring in:
 2004 ................................................................  $  57,539,178   $          --
 2005 ................................................................     50,054,906              --
 2006 ................................................................     28,279,472              --
 2007 ................................................................     18,954,412              --
 2008 ................................................................     21,105,846              --
 2009 ................................................................     46,256,951              --
 2010 ................................................................     11,768,551              --
 2011 ................................................................     33,566,845      54,600,730
                                                                        ------------------------------
                                                                        $ 267,516,161   $  54,600,730
                                                                        ------------------------------

On September 30, 2003, the Franklin U.S. Government Securities Fund had expired capital loss carryovers of $3,698,366, which were reclassified to paid-in-capital.

At September 30, 2003, the following funds had deferred capital losses occurring subsequent to October 31, 2002. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

                -------------------------------------------------------------
                  FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN
                  DYNATECH        GROWTH      U.S. GOVERNMENT     UTILITIES
                    FUND           FUND       SECURITIES FUND       FUND
                -------------------------------------------------------------
                 $16,459,129    $45,312,989      $120,190,227    $21,478,885

At September 30, 2003, the Franklin Income Fund had deferred currency losses occurring subsequent to October 31, 2002 of $5,927,510. For tax purposes, such losses will be reflected in the year ending September 30, 2004.








116  | Annual Report

Franklin Custodian Funds, Inc.

4. INCOME TAXES (CONTINUED)




The tax character of distributions paid during the years ended September 30, 2003 and 2002, was as follows:

                                          -----------------------------------------------------------
                                           FRANKLIN DYNATECH FUND            FRANKLIN GROWTH FUND
                                          -----------------------------------------------------------
                                             2003          2002               2003          2002
                                          -----------------------------------------------------------

Distributions paid from:
 Ordinary income ..............           $        --   $ 9,242,493       $ 2,326,940   $   9,495,518
 Long term capital gain .......                    --            --                --       3,370,361
                                          -----------------------------------------------------------
                                          $        --   $ 9,242,493       $ 2,326,940   $  12,865,879
                                          -----------------------------------------------------------

                                  -------------------------------------------------------------------
                                             FRANKLIN                     FRANKLIN U.S. GOVERNMENT
                                            INCOME FUND                        SECURITIES FUND
                                  -------------------------------------------------------------------
                                       2003             2002                2003            2002
                                  -------------------------------------------------------------------
Distributions paid from:
 Ordinary income ..............   $  822,221,334   $ 654,501,467        $492,495,581   $  485,987,139
 Long term capital gain .......       23,413,589      54,594,790                  --               --
                                  -------------------------------------------------------------------
                                  $  845,634,923   $709,096,257         $492,495,581   $  485,987,139
                                  -------------------------------------------------------------------

                                  ------------------------------
                                             FRANKLIN
                                          UTILITIES FUND
                                  ------------------------------
                                      2003            2002
                                  ------------------------------
Distributions paid from:
 Ordinary income ..............   $  70,304,294   $  72,292,208
 Long term capital gain .......              --      58,386,036
                                  ------------------------------
                                  $  70,304,294   $ 130,678,244
                                  ------------------------------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, paydown losses, foreign currency transactions, and bond premiums and discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydown losses, foreign currency transactions, and bond premiums and discounts.








                                                             Annual Report | 117

Franklin Custodian Funds, Inc.

4. INCOME TAXES (CONTINUED)




At September 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes was as follows:

                                                 ----------------------------------------------------
                                                    FRANKLIN          FRANKLIN          FRANKLIN
                                                    DYNATECH           GROWTH            INCOME
                                                      FUND              FUND              FUND
                                                 ----------------------------------------------------
Cost of investments ..........................   $  535,463,096   $ 1,030,448,040   $  16,058,290,073
                                                 ----------------------------------------------------
Unrealized appreciation ......................      158,533,633       867,541,129       1,660,438,322
Unrealized depreciation ......................      (58,766,194)      (46,458,356)     (1,306,958,820)
                                                 ----------------------------------------------------
Net unrealized appreciation (depreciation) ...   $   99,767,439   $   821,082,773   $     353,479,502
                                                 ----------------------------------------------------

Undistributed ordinary income ................   $           --   $     1,248,169   $      62,702,123
Undistributed long term capital gains ........               --                --          77,517,170
                                                 ----------------------------------------------------
Distributable earnings .......................   $           --   $     1,248,169   $     140,219,293
                                                 ----------------------------------------------------

                                                 -----------------------------------
                                                       FRANKLIN
                                                    U.S. GOVERNMENT      FRANKLIN
                                                      SECURITIES         UTILITIES
                                                         FUND              FUND
                                                 -----------------------------------
Cost of investments ..........................   $  9,082,417,273   $ 1,487,010,539
                                                 -----------------------------------
Unrealized appreciation ......................        250,397,068       254,449,208
Unrealized depreciation ......................        (14,227,595)     (105,158,837)
                                                 -----------------------------------
Net unrealized appreciation (depreciation) ...   $    222,363,626   $   149,290,371
                                                 -----------------------------------

Undistributed ordinary income ................   $     24,101,770   $       917,026
Undistributed long term capital gains ........                 --                --
                                                 -----------------------------------
Distributable earnings .......................   $     24,101,770   $       917,026
                                                 -----------------------------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short-term securities) for the year ended September 30, 2003 were as follows:

                           -------------------------------------------------
                             FRANKLIN         FRANKLIN         FRANKLIN
                             DYNATECH          GROWTH           INCOME
                               FUND             FUND             FUND
                           -------------------------------------------------
Purchases ...............  $ 221,539,152   $  87,257,151   $  8,752,730,238
Sales ...................  $  63,002,750   $ 167,044,742   $  5,124,221,603





118  | Annual Report

Franklin Custodian Funds, Inc.

5. INVESTMENT TRANSACTIONS (CONTINUED)




                                               -------------------------------
                                                   FRANKLIN
                                                U.S. GOVERNMENT     FRANKLIN
                                                  SECURITIES        UTILITIES
                                                     FUND             FUND
                                               -------------------------------
Purchases ...................................  $ 6,541,593,275   $ 612,593,395
Sales .......................................  $ 6,417,703,908   $ 353,897,737


6. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the year ended September 30, 2003, as follows:

                                             -----------------------------------
                                               FRANKLIN   FRANKLIN    FRANKLIN
                                               DYNATECH    GROWTH      INCOME
                                                 FUND       FUND        FUND
                                             -----------------------------------
Dividend income ..........................    $244,497   $88,935     $1,560,654

                                             ----------------------------
                                                 FRANKLIN
                                              U.S. GOVERNMENT   FRANKLIN
                                                SECURITIES      UTILITIES
                                                   FUND           FUND
                                             ----------------------------
Dividend income ..........................       $1,345,046    $128,437

7. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Income Fund has 36.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin Income Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At September 30, 2003, the value of these securities was $229,543,250 representing 1.42% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.








                                                             Annual Report | 119

Franklin Custodian Funds, Inc.

8. RESTRICTED SECURITIES




At September 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2003, the Franklin Income Fund held investments in restricted and illiquid securities that were valued under approved methods by the Directors, as follows:

-------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                 ACQUISITION
  AMOUNT         ISSUER                                        DATE          COST            VALUE
-------------------------------------------------------------------------------------------------------
  $23,732,503    Lone Cypress, sub. note, 11.50%, 8/01/09
                  (.16% of net assets) ...................    12/02/99      $23,732,503    $25,008,125


9. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund at September 30, 2003 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF                        NUMBER OF
                                            SHARES HELD                      SHARES HELD
                                           AT BEGINNING    GROSS     GROSS      AT END    VALUE AT         DIVIDEND       REALIZED
  NAME OF ISSUER                              OF YEAR    ADDITIONS REDUCTIONS  OF YEAR   END OF YEAR        INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
  TECO Energy Inc. .......................     250,000  11,750,000  120,500  11,879,500  $164,174,690   $   1,652,500   $   501,833
  TECO Energy Inc., ACES, 9.50%, cvt. pfd.   1,000,000         --   169,000     831,000    15,415,050       2,256,250    (1,289,115)
                                                                                         -------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATED ISSUERS                                                $179,589,740   $   3,908,750     $(787,282)
                                                                                         -------------------------------------------


10. OTHER CONSIDERATIONS

Advisers, as the Franklin Income Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.







120  | Annual Report

Franklin Custodian Funds, Inc.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 4, 2003





                                                             Annual Report | 121

Franklin Custodian Funds, Inc.

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Franklin Income Fund hereby designates $79,120,955 as a capital gain dividend for the fiscal year ended September 30, 2003.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended September 30, 2003.

                               ------------------------------------------
                                FRANKLIN       FRANKLIN        FRANKLIN
                                 GROWTH         INCOME         UTILITIES
                                  FUND           FUND            FUND
                               ------------------------------------------
                               $16,831,170   $249,508,484    $54,279,946

In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2003.

                                     ------------------------------
                                     FRANKLIN   FRANKLIN  FRANKLIN
                                      GROWTH     INCOME   UTILITIES
                                       FUND       FUND      FUND
                                     ------------------------------
                                      100.00%    20.04%    69.01%





122  | Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Director       Since 1976       142                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

 S. JOSEPH FORTUNATO (71)      Director       Since 1982       143                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

 EDITH E. HOLIDAY (51)         Director       Since 1998       92                         Director, Amerada Hess Corporation
 One Franklin Parkway                                                                     (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                 gas); Beverly Enterprises, Inc. (health
                                                                                          care); H.J. Heinz Company (processed
                                                                                          foods and allied products); RTI
                                                                                          International Metals, Inc. (manufacture
                                                                                          and distribution of titanium); and
                                                                                          Canadian National Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------



                                                             Annual Report | 123

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Director       Since 1992       142                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                          (biotechnology); Overstock.com (Internet
                                                                                          services); and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director, MCI
                                                                                          Communication Corporation (subsequently
                                                                                          known as MCI WorldCom, Inc. and
                                                                                          WorldCom, Inc.) (communications
                                                                                          services) (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------




INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Director,      Director since   142                        None
 One Franklin Parkway          President and  1969, President
 San Mateo, CA 94403-1906      Chief          since 1984 and
                               Executive      Chief Executive
                               Officer-       Officer-Investment
                               Investment     Management
                               Management     since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 **RUPERT H. JOHNSON, JR. (63) Director and   Since 1983       125                        None
 One Franklin Parkway          Vice President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

124 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice President Since 1987       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
 and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin
 Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer-
                               Finance and
                               Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (55)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory
 Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC,
 Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.;
 and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division on Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 125

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue              - AML                                                      Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                 Foundation
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
 One Franklin Parkway          Chief          2000 and Chief
 San Mateo, CA 94403-1906      Financial      Financial Officer
                               Officer        since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson are considered interested persons of the Funds under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Funds' adviser and distributor. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


126  | Annual Report

Franklin Custodian Funds, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.



                                                             Annual Report | 127

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund Franklin Global Growth Fund Mutual Discovery Fund Templeton Capital Accumulator Fund Templeton Global Long-Short Fund Templeton Global Opportunities Trust Templeton Global Smaller Companies Fund Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE
Franklin Balance Sheet Investment Fund2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund5
Franklin's AGE High Income Fund
Franklin Federal Money Fund5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust7
Franklin Income Fund
Franklin Money Fund5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund


Franklin U.S. Government Securities Fund5
Templeton Global Bond Fund

TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund9
Tax-Exempt Money Fund5,6

STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California10
Colorado
Connecticut
Florida10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts9
Michigan9
Minnesota9
Missouri
New Jersey
New York10
North Carolina
Ohio9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY). 11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03 Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CUSTODIAN FUNDS, INC.


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Custodian Funds, Inc., prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



FCF A2003 11/03


ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE EDITH E. HOLIDAY AND HARRIS J. ASHTON AND THEY ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS, INC.

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 3, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 3, 2003